Nationwide Variable Insurance Trust

Gartmore NVIT Developing Markets Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Gartmore NVIT Developing Markets Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Gartmore NVIT Developing Markets Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Gartmore NVIT Developing Markets Fund

•	Class I and Class II

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Gartmore NVIT Developing Markets Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies of any size, including small- and mid-cap companies, based in the world’s developing market countries. Some countries included among developing market countries are:

•	Latin America: Argentina, Brazil, Chile, Columbia, Mexico, Peru and Venezuela

•	Asia: China/Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, South Korea, Taiwan, Thailand and Vietnam

•	Eastern Europe: Czech Republic, Hungary, Kazakhstan, Poland, Russia, Slovakia and Turkey

•	The Middle East: Israel and Jordan

•	Africa: Egypt, Morocco and South Africa

The Fund typically maintains investments in at least six countries at all times, with no more than 35% of the value of its net assets invested in securities of any one country. The Fund generally allocates its assets among developing market countries that the subadviser believes have stable or improving macroeconomic environments and exhibit high potential for capital appreciation. In addition, the subadviser conducts in-depth analysis and review of individual companies, based on available financial information and on-site evaluation of management and facilities.

The Fund’s subadviser looks for foreign developing markets that it believes offer the potential for strong economic growth, and assesses the valuation and growth rates both of a particular company and of the market where the company is located. The subadviser conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the market’s consensus.

The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Developing markets risk – a magnification of the risks that apply to all foreign investments. These risks may be greater for securities of companies in developing market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    Gartmore NVIT Developing Markets Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class II Shares

(years ended December 31)

Best Quarter:	34.8%	- 4th qtr. of 1999
Worst Quarter:	−23.9%	- 3rd qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1]	43.51%	37.18%	11.63%

Class II Shares	43.51%	37.18%	11.63%

MSCI Emerging Markets Index[2]	39.78%	37.46%	14.53%

1	Returns until the creation of Class I shares (June 23, 2003) are based on the previous performance of Class II shares but do not reflect the lower expenses of Class I shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities.

2	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (the “MSCI Index”) is an unmanaged index that is designed to measure the performance of the stocks in emerging country markets. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    Gartmore NVIT Developing Markets Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[2]	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	None	0.25%

Other Expenses[3]	0.36%	0.21%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	1.46%	1.56%

1	Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract’s prospectus.

2	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the MSCI Emerging Markets Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.95% at its lowest to 1.15% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

3	“Other Expenses” include administrative services fees which currently are 0.25% and 0.10% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in Class II shares’ “Other Expenses” at this time because the Fund does not currently sell such shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.71% for Class II shares.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.40% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$149	$462	$797	$1,746

Class II Shares	$159	$493	$850	$1,856

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GARTMORE GLOBAL PARTNERS (“GGP”) is the subadviser for the Fund and is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is owned by a special purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP’s management and executive teams and a number of employees.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

5

Section 1    Gartmore NVIT Developing Markets Fund (cont.)

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 1.10%. NFA pays GGP a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI Emerging Markets Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading ’“Base Fee Breakpoints and Performance Adjustments.” The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class II shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays / (charges) the entire performance component of the fee to the Fund’s subadviser, GGP.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.95%	1.05%	1.15%
On assets of $500 million or more but less than $2 billion	0.90%	1.00%	1.10%
On assets of $2 billion and more	0.85%	0.95%	1.05%

PORTFOLIO MANAGEMENT

Christopher Palmer, CFA, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. He has managed the Fund since June 2006.

Mr. Palmer joined GGP in 1995. He graduated from Colgate University in 1986 and in 1988 completed an MBA in Finance at New York University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

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SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    Gartmore NVIT Developing Markets Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income (Loss)
Selected Data for a	Net Asset		Realized and					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return	(000s)	Net Assets	Net Assets	Net Assets (a)	Net Assets (a)	Turnover (b)

Class II Shares
Year ended December 31, 2003 (c)	$6.51	0.06	3.83	3.89	(0.01)	—	(0.01)	$10.39	59.70%	$165,601	1.64%	0.75%	1.80%	0.60%	167.45%
Year ended December 31, 2004	$10.39	0.07	1.90	1.97	(0.06)	(0.47)	(0.53)	$11.83	19.78%	$194,898	1.78%	0.69%	(d)	(d)	167.98%
Year ended December 31, 2005	$11.83	0.07	3.17	3.24	(0.07)	(1.96)	(2.03)	$13.04	31.52%	$313,052	1.77%	0.49%	(d)	(d)	157.77%
Year ended December 31, 2006	$13.04	0.08	3.96	4.04	(0.08)	(1.32)	(1.40)	$15.68	34.57%	$364,233	1.65%	0.57%	(d)	(d)	133.28%
Year ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	(2.60)	$19.34	43.51%	$543,835	1.56%	0.50%	1.56%	0.50%	98.49%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(d)	There were no fee reductions during the period.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Developing market countries – developing and low or middle income countries. Developing market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders,

16

Appendix (cont.)

generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

17

Appendix (cont.)

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

18

Appendix (cont.)

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy

19

Appendix (cont.)

back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

20

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

Federated NVIT High Income Bond Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Federated NVIT High Income Bond Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Federated NVIT High Income Bond Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Federated NVIT High Income Bond Fund

•	Class I and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Federated NVIT High Income Bond Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to provide high current income.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in U.S. dollar-denominated high-yield bonds (i.e. “junk bonds”) of U.S. and foreign issuers. These bonds may include corporate debt securities, zero coupon securities, convertible securities, and interests in bank loans to companies. Securities selected for the Fund normally are lower rated or non-investment-grade, with no minimum acceptable rating.

The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements.

The Fund’s subadviser employs an active management style of seeking to maximize potentially higher returns while minimizing default and other risks through security selection and diversification. In pursuit of this style, the subadviser generally uses both a “bottom-up” approach to selecting securities (i.e., focusing on individual bond issuers, based on fundamental analysis of a company’s management, financial condition, business or product strength, anticipated cash flow, etc.) as well as an economic analysis in which the subadviser analyzes current economic and bond market developments and trends. In order to further reduce risk, the subadviser invests in bonds of many different companies, industries and economic sectors. The Fund also may invest in derivatives, such as futures, options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

NFA has selected Federated Investment Management Company as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield bonds.

Lower-rated securities risk – refers to the possibility that the Fund’s investments in high-yield bonds and other lower-rated securities (a.k.a., junk bonds) will subject the Fund to substantial risk of loss as these securities are typically issued by companies without a long track record and they may be more volatile.

Maturity risk – the price of debt securities with longer effective maturities generally is more sensitive to interest rate changes than those with shorter effective maturities.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Call risk – is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security’s price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or less favorable characteristics.

Event risk – corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of added debt, the credit quality and market value of a company’s bonds may decline significantly.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Convertible securities risk – results because a portion of a convertible security’s value is based on the value of the underlying common stock. Convertible securities are subject to some stock market risk.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    Federated NVIT High Income Bond Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	7.8%	- 2nd qtr. of 2003
Worst Quarter:	−6.6%	- 4th qtr. of 2000

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1]	3.13%	9.47%	5.41%

Class III Shares[2]	3.17%	9.46%	5.40%

Lehman Brothers (LB) U.S. Corporate High Yield 2% Cap Index[3]	2.94%	10.89%	5.59%

1	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2	Returns until the creation of Class III shares (April 28, 2005) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class III shares would have produced during the applicable periods because both classes of shares invest in the same portfolio of securities. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	The Lehman Brothers (LB) U.S. Corporate High Yield 2% Cap Index (“2% Cap Index”) is an unmanaged index comprising fixed-rate, non-investment-grade debt securities that are U.S. dollar-denominated and nonconvertible; the maximum exposure to any one issuer is 2%. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    Federated NVIT High Income Bond Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.68%	0.68%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[3]	0.27%	0.23%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.95%	0.91%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17% and 0.13% for Class I and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.03% and 1.03% for Class I and Class III shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$97	$303	$525	$1,166

Class III Shares	$93	$290	$504	$1,120

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

FEDERATED INVESTMENT MANAGEMENT COMPANY (“FEDERATED”), a subsidiary of Federated Investors, Inc., is the subadviser for the Fund. It has offices located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.68%. NFA pays Federated a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Mark E. Durbiano is the portfolio manager of the Fund and is responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

5

Section 1    Federated NVIT High Income Bond Fund (cont.)

Mr. Durbiano joined Federated Investors, Inc. in 1982, has been a Senior Vice President of a subsidiary of the subadviser since 1996 and has managed the Fund since its inception.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    Federated NVIT High Income Bond Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net										Ratio of	Investment
			Realized and							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Unrealized					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Gains	Total from	Net			Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	(Losses) on	Investment	Investment	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$7.06	0.57	0.96	1.53	(0.57)	(0.57)	—	$8.02	22.27%	$268,336	0.95%	7.74%	(e)	(e)	41.30%
Year ended December 31, 2004	$8.02	0.60	0.18	0.78	(0.60)	(0.60)	—	$8.20	10.10%	$302,285	0.94%	7.46%	(e)	(e)	61.24%
Year ended December 31, 2005	$8.20	0.64	(0.46)	0.18	(0.61)	(0.61)	—	$7.77	2.38%	$181,905	0.96%	7.35%	(e)	(e)	37.06%
Year ended December 31, 2006	$7.77	0.60	0.19	0.79	(0.58)	(0.58)	—	$7.98	10.60%	$155,024	0.94%	7.38%	(e)	(e)	42.91%
Year ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%	$121,100	0.95%	7.24%	0.95%	7.24%	42.02%

Class III Shares
Period ended December 31, 2005 (f)	$7.83	0.39	0.01	0.40	(0.47)	(0.47)	—	$7.76	5.14%	$63,264	0.95%	7.23%	(e)	(e)	37.06%
Year ended December 31, 2006	$7.76	0.57	0.22	0.79	(0.58)	(0.58)	—	$7.97	10.60%	$103,857	0.96%	7.37%	(e)	(e)	42.91%
Year ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%	$110,022	0.91%	7.28%	0.91%	7.28%	42.02%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2005 (commencement of operations) through December 31, 2005.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Bonds – debt obligations issued by corporations, governments or other issuers.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

High-yield bonds – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and

16

Appendix (cont.)

accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout,

17

Appendix (cont.)

takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

18

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

19

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

20

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

Gartmore NVIT Emerging Markets Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

4	Section 1: Fund Summary, Performance and Management
Gartmore NVIT Emerging Markets Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Gartmore NVIT Emerging Markets Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Gartmore NVIT Emerging Markets Fund

•	Class I, Class II, Class III, and Class VI

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Gartmore NVIT Emerging Markets Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, emerging market countries. The Fund emphasizes companies that the subadviser believes have the potential to deliver unexpected earnings. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser looks for emerging markets that it believes offer the potential for strong economic growth, and tries to avoid emerging markets it believes might be politically or economically unstable. The subadviser assesses the valuation and growth rates both of a particular company and of the emerging market where the company is located. The subadviser conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the market’s consensus.

The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

The subadviser typically sells a security if it appears to no longer offer the potential for unexpected earnings. The subadviser specifically monitors:

•	earnings revisions and surprises;
•	stock price performance and
•	any information indicating a change in the industry or franchise assessment of a company.

NFA has selected Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – a higher portfolio turnover rate results in higher transaction costs for the Fund, and may increase the volatility of the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    Gartmore NVIT Emerging Markets Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	28.8%	- 4th qtr. of 2001
Worst Quarter:	–27.8%	- 3rd qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	45.58%	39.42%	17.09%

Class II Shares[3]	45.19%	39.03%	16.79%

Class III Shares[3]	45.55%	39.40%	17.09%

Class VI Shares[3]	45.45%	39.24%	16.89%

MSCI Emerging Markets Index[4]	39.78%	37.46%	18.92%[5]

1	The Fund commenced operations on August 30, 2000.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II shares (March 4, 2002), Class III shares (May 2, 2002), and Class VI shares (April 28, 2004) are based on the previous performance of Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, the prior performance is similar to what Class II, Class III, and Class VI shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I shares. Returns for Class III shares and Class VI shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III and Class VI shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

4	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Index is an unmanaged free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging country markets. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since August 31, 2000.

4

Section 1    Gartmore NVIT Emerging Markets Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	1.11%	1.11%	1.11%	1.11%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%

Other Expenses[4]	0.26%	0.25%	0.25%	0.09%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	1.37%	1.61%	1.36%	1.45%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III or Class VI shares redeemed or exchanged within 60 days after the date they were acquired except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the MSCI Emerging Markets Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.95% at its lowest to 1.15% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.17%, 0.16%, 0.16%, and 0% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.45%, 1.70%, 1.45% and 1.70% for Class I, Class II, Class III and Class VI shares, respectively.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.40% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares of the Fund, the Example does not include the effect of the short-term trading fee. If you sell your Class III and Class VI shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III or Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$139	$434	$750	$1,646

Class II Shares	$164	$508	$876	$1,911

Class III Shares	$138	$431	$745	$1,635

Class VI Shares	$148	$459	$792	$1,735

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

5

Section 1    Gartmore NVIT Emerging Markets Fund (cont.)

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GARTMORE GLOBAL PARTNERS (“GGP”) is the subadviser for the Fund and is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is owned by a special purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP’s management and executive teams and a number of employees.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 1.11%. NFA pays GGP a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI Emerging Markets Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays / (charges) the entire performance component of the fee to the Fund’s subadviser, GGP.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.95%	1.05%	1.15%
On assets of $500 million or more but less than $2 billion	0.90%	1.00%	1.10%
On assets of $2 billion and more	0.85%	0.95%	1.05%

6

Section 1    Gartmore NVIT Emerging Markets Fund (cont.)

PORTFOLIO MANAGEMENT

Christopher Palmer, CFA, of the Global Emerging Markets team, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. He has managed the Fund since June 2006.

Mr. Palmer joined GGP in 1995 and has considerable experience in Emerging Markets, Latin America and hedge fund investments. He graduated from Colgate University in 1986 and in 1988, completed an MBA in Finance at New York University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    Gartmore NVIT Emerging Markets Fund Financial Highlights

		Investment Activities			Distributions						Ratios/Supplemental Data
															Ratio of Net
														Ratio of	Investment
			Net								Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and						Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net			Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$5.99	0.09	3.80	3.89	(0.05)	—	(0.05)	0.01	$9.84	65.26%	$16,993	1.39%	1.17%	(e)	(e)	133.49%
Year ended December 31, 2004	$9.84	0.13	1.89	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.74%	$20,280	1.47%	1.08%	(e)	(e)	151.18%
Year ended December 31, 2005	$10.83	0.10	3.38	3.48	(0.07)	(1.16)	(1.23)	—	$13.08	32.64%	$30,292	1.46%	0.89%	(e)	(e)	132.22%
Year ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	(0.27)	0.01	$17.52	36.72%	$46,161	1.33%	0.81%	(e)	(e)	114.19%
Year ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	(2.37)	0.01	$22.61	45.58%	$77,699	1.37%	0.73%	1.37%	0.73%	62.52%

Class II Shares
Year ended December 31, 2003	$5.99	0.04	3.81	3.85	(0.03)	—	(0.03)	0.01	$9.82	64.66%	$6,360	1.66%	0.35%	(e)	(e)	133.49%
Year ended December 31, 2004	$9.82	0.11	1.87	1.98	(0.09)	(0.93)	(1.02)	0.01	$10.79	20.44%	$8,178	1.72%	0.87%	(e)	(e)	151.18%
Year ended December 31, 2005	$10.79	0.07	3.37	3.44	(0.05)	(1.16)	(1.21)	—	$13.02	32.33%	$8,141	1.71%	0.61%	(e)	(e)	132.22%
Year ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	(0.25)	0.01	$17.42	36.31%	$8,692	1.58%	0.61%	(e)	(e)	114.19%
Year ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	(2.32)	0.01	$22.46	45.19%	$9,720	1.61%	0.53%	1.61%	0.53%	62.52%

Class III Shares
Year ended December 31, 2003	$5.99	0.06	3.82	3.88	(0.04)	—	(0.04)	0.01	$9.84	65.22%	$46,902	1.42%	0.89%	(e)	(e)	133.49%
Year ended December 31, 2004	$9.84	0.12	1.90	2.02	(0.11)	(0.93)	(1.04)	0.01	$10.83	20.76%	$66,844	1.48%	1.08%	(e)	(e)	151.18%
Year ended December 31, 2005	$10.83	0.08	3.40	3.48	(0.07)	(1.16)	(1.23)	—	$13.08	32.65%	$151,546	1.45%	0.75%	(e)	(e)	132.22%
Year ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	(0.27)	0.01	$17.51	36.64%	$197,467	1.33%	0.87%	(e)	(e)	114.19%
Year ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	(2.37)	0.01	$22.59	45.55%	$299,039	1.36%	0.74%	1.36%	0.74%	62.52%

Class VI Shares
Period ended December 31, 2004 (f)	$10.11	0.05	1.62	1.67	(0.10)	(0.86)	(0.96)	0.01	$10.83	16.70%	$8,862	1.68%	0.97%	(e)	(e)	151.18%
Year ended December 31, 2005	$10.83	0.07	3.40	3.47	(0.07)	(1.16)	(1.23)	—	$13.07	32.49%	$36,000	1.55%	0.59%	(e)	(e)	132.22%
Year ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	(0.26)	0.01	$17.50	36.56%	$70,623	1.43%	0.69%	(e)	(e)	114.19%
Year ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	(2.35)	0.01	$22.58	45.45%	$126,431	1.45%	0.62%	1.45%	0.62%	62.52%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and

17

Appendix (cont.)

accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout,

18

Appendix (cont.)

takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

19

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

20

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

21

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

Gartmore NVIT Global Utilities Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Gartmore NVIT Global Utilities Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Gartmore NVIT Global Utilities Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Gartmore NVIT Global Utilities Fund

•	Class I, Class II, and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Gartmore NVIT Global Utilities Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

A utility company is one that is primarily involved in or related to the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to utilities. Although utility companies traditionally have been known for paying above-average dividends, the Fund instead will invest a portion of its assets in securities that emphasize capital appreciation over dividends in order to produce an overall portfolio that generally combines elements of both value and growth styles. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% – unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the utilities sector. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	energy sources;
•	utility maintenance services;
•	providers of utility infrastructure;
•	cable television;
•	radio;
•	telecommunications services;
•	transportation services and
•	water and sanitary services.

The subadviser aims to provide strong performance by investing in companies that it believes

•	have the potential to deliver unexpected earnings and
•	whose prospects for earnings have been underestimated by the market.

Just as importantly, the subadviser attempts to avoid companies whose earnings the subadviser believes are likely to fall short of expectations.

The subadviser assesses the valuation and growth rates both of a particular company and of its utility sector. The subadviser conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the market’s consensus.

The Fund may invest in utility companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer stronger prospects for future growth. The Fund also may use derivatives, such as futures and options either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth. The subadviser specifically monitors:

•	earnings revisions and surprises;
•	stock price performance and
•	any information indicating a change in the industry or franchise assessment of a company.

NFA has selected Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

3

Section 1    Gartmore NVIT Global Utilities Fund (cont.)

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s total assets in a select group of companies in utilities and utility-related industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4

Section 1    Gartmore NVIT Global Utilities Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares

(years ended December 31)

Best Quarter:	18.5%	-2nd qtr. of 2003
Worst Quarter:	–18.9%	-3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	20.43%	23.23%	13.45%

Class II Shares[2]	20.06%	22.97%	13.22%

Class III Shares[3]	20.39%	23.27%	13.49%

MSCI World Telecommunication Services Index[4]	22.28%	17.02%	7.78%

MSCI World Utilities Index[4]	22.28%	26.14%	18.02%

Global Utilities Composite Index[4]	22.39%	20.70%	12.12%[5]

1	The Fund commenced operations on December 28, 2001.

2	Returns until the creation of Class I shares (May 10, 2002) and Class II shares (March 28, 2003) are based on the previous performance of Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I and Class II shares would have produced during those periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class III shares.

3	Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

4	The Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector. The MSCI World Utilities IndexSM is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, such as electric, gas, multi-utilities, and unregulated power and water. The Global Utilities Composite Index is a combination of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. Unlike mutual funds, neither Index incurs expenses. If expenses were deducted, the actual returns of each Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2001.

5

Section 1    Gartmore NVIT Global Utilities Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[4]	0.32%	0.33%	0.32%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	0.99%	1.25%	0.99%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, a composite index of a combination of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.60% at its lowest to 0.80% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.16%, 0.17% and 0.16% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.08%, 1.33% and 1.08% for Class I, Class II and Class III shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$101	$315	$547	$1,213

Class II Shares	$127	$397	$686	$1,511

Class III Shares	$101	$315	$547	$1,213

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GARTMORE GLOBAL PARTNERS (“GGP”) is located at 8 Fenchurch Place, London, England, United Kingdom and is the subadviser for the Fund. GGP is owned by a special purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP’s management and executive teams and a number of employees.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s

6

Section 1    Gartmore NVIT Global Utilities Fund (cont.)

semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.67%. NFA pays GGP a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to either reward or penalize NFA (and the subadviser, where applicable) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmarks for determining these performance-based fees is 60% of the MSCI World Telecommunications Services Index and 40% of the MSCI World Utilities Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee

Breakpoints and Performance Adjustments.” The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser, GGP.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.60%	0.70%	0.80%
On assets of $500 million or more but less than $2 billion	0.55%	0.65%	0.75%
On assets of $2 billion and more	0.50%	0.60%	0.70%

PORTFOLIO MANAGEMENT

Ben Walker, CFA, senior portfolio manager, Global Equities, is responsible for the day-to-day management of the Fund and the selection of the Fund’s investments. He has managed the Fund since July 1, 2003.

Mr. Walker joined GGP in 1997. He has obtained the Investment Management Certificate and is a CFA Charterholder. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    Gartmore NVIT Global Utilities Fund Financial Highlights

		Investment Activities			Distributions						Ratios/Supplemental Data
															Ratio of Net
														Ratio of	Investment
			Net								Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and						Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net			Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$7.42	0.06	1.71	1.77	(0.04)	—	(0.04)	0.01	$9.16	24.05%	$1,104	1.11%	1.28%	(e)	(e)	116.62%
Year ended December 31, 2004	$9.16	0.13	2.60	2.73	(0.13)	(0.50)	(0.63)	—	$11.26	29.97%	$4,679	1.08%	1.78%	(e)	(e)	358.63%
Year ended December 31, 2005	$11.26	0.22	0.48	0.70	(0.24)	(1.59)	(1.83)	—	$10.13	6.39%	$4,602	1.12%	1.92%	(e)	(e)	234.81%
Year ended December 31, 2006	$10.13	0.32	3.44	3.76	(0.30)	(0.76)	(1.06)	—	$12.83	37.56%	$8,489	1.03%	2.87%	(e)	(e)	83.69%
Year ended December 31, 2007	$12.83	0.46	2.13	2.59	(0.35)	(2.81)	(3.16)	—	$12.26	20.43%	$11,207	0.99%	3.14%	0.99%	3.14%	84.66%

Class II Shares
Period ended December 31, 2003 (f)	$7.08	0.03	2.09	2.12	(0.03)	—	(0.03)	0.01	$9.18	30.16%	$1,092	1.36%	0.76%	(e)	(e)	116.62%
Year ended December 31, 2004	$9.18	0.18	2.53	2.71	(0.11)	(0.50)	(0.61)	—	$11.28	29.56%	$1,069	1.33%	1.58%	(e)	(e)	358.63%
Year ended December 31, 2005	$11.28	0.20	0.48	0.68	(0.21)	(1.59)	(1.80)	—	$10.16	6.19%	$902	1.37%	1.68%	(e)	(e)	234.81%
Year ended December 31, 2006	$10.16	0.32	3.42	3.74	(0.27)	(0.76)	(1.03)	—	$12.87	37.33%	$1,053	1.28%	2.70%	(e)	(e)	83.69%
Year ended December 31, 2007	$12.87	0.30	2.26	2.56	(0.31)	(2.81)	(3.12)	—	$12.31	20.06%	$952	1.25%	2.02%	1.25%	2.02%	84.66%

Class III Shares
Year ended December 31, 2003	$7.43	0.10	1.68	1.78	(0.04)	—	(0.04)	0.01	$9.18	24.17%	$7,054	1.04%	1.39%	(e)	(e)	116.62%
Year ended December 31, 2004	$9.18	0.14	2.60	2.74	(0.14)	(0.50)	(0.64)	—	$11.28	29.95%	$31,478	1.05%	1.73%	(e)	(e)	358.63%
Year ended December 31, 2005	$11.28	0.22	0.49	0.71	(0.24)	(1.59)	(1.83)	—	$10.16	6.48%	$33,911	1.10%	1.96%	(e)	(e)	234.81%
Year ended December 31, 2006	$10.16	0.30	3.47	3.77	(0.30)	(0.76)	(1.06)	—	$12.87	37.59%	$59,565	1.01%	2.80%	(e)	(e)	83.69%
Year ended December 31, 2007	$12.87	0.35	2.24	2.59	(0.35)	(2.81)	(3.16)	—	$12.30	20.39%	$55,655	0.99%	2.37%	0.99%	2.37%	84.66%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $98 million to $452.5 billion as of March 31, 2008.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

17

Appendix (cont.)

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in

18

Appendix (cont.)

many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

19

Appendix (cont.)

•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred

20

Appendix (cont.)

stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal

21

Appendix (cont.)

and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

Gartmore NVIT International Equity Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Gartmore NVIT International Equity Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Gartmore NVIT International Equity Fund

• Class I, Class II, Class III, Class VI and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by companies of any size, including small- and mid-cap companies, that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, which emphasizes companies that the subadviser believes have the potential to deliver unexpected earnings.

The subadviser looks for foreign markets that it believes offer the potential for strong economic growth, and assesses the valuation and growth rates both of a particular company and of the market where the company is located. It conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the market’s consensus. The subadviser selects securities of companies it believes have the potential to deliver unexpected earnings and have prospects for earnings growth that the market has underestimated.

The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Portfolio turnover – a higher portfolio turnover rate results in higher transaction costs for the Fund, and may increase the volatility of the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	19.0%	- 2nd qtr. of 2003
Worst Quarter:	−21.5%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	27.15%	27.80%	6.55%

Class II Shares[3]	26.94%	27.60%	6.38%

Class III Shares[3]	27.15%	27.77%	6.57%

Class VI Shares[3]	26.94%	27.60%	6.38%

Class Y Shares[3]	27.15%	27.80%	6.55%

MSCI All Country World ex U.S. Index[4]	17.12%	24.52%	8.81%	[5]

1	The Fund commenced operations on August 30, 2000.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II shares (December 31, 2005), Class III shares (May 2, 2002), Class VI shares (May 1, 2008) and Class Y shares (March 27, 2008) are based on the previous performance of Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, the prior performance is similar to what Class II, Class III, Class VI and Class Y shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. The annual returns of Class II and Class VI shares have been restated to reflect the additional fees applicable to such classes and therefore are lower than Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. Returns for Class III and Class VI shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III and Class VI shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The Morgan Stanley Capital International (MSCI) All Country World ex U.S. Index is an unmanaged free float-adjusted, market capitalization-weighted index that measures the performance of the stocks of companies in all countries except the United States. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since August 31, 2000.

4

Section 1    Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class VI	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	1.00%	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.98%	0.98%	0.98%	0.98%	0.98%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None

Other Expenses[4]	0.31%	0.22%	0.27%	0.22%	0.12%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	1.29%	1.45%	1.25%	1.45%	1.10%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III or Class VI shares redeemed or exchanged within 60 days after the date they were acquired except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the MSCI All Country World ex U.S. Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.80% at its lowest to 1.00% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.19%, 0.10%, 0.15% and 0.10% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” for Class I, Class III and Class VI shares at this time because the Fund does not currently sell such shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.35%, 1.60%, 1.35% and 1.60% for Class I, Class II, Class III and Class VI shares, respectively. Class Y shares do not pay an administrative services fee.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares for the Fund, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III or Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$131	$409	$708	$1,556

Class II Shares	$148	$459	$792	$1,735

Class III Shares	$127	$397	$686	$1,511

Class VI Shares	$148	$459	$792	$1,735

Class Y Shares	$112	$350	$606	$1,340

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one

5

Section 1    Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund) (cont.)

or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GARTMORE GLOBAL PARTNERS (“GGP”) is the subadviser for the Fund. GGP is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is owned by a special purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP’s management and executive teams and a number of employees.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.98%. NFA pays GGP a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI All Country World ex U.S. Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints (the “Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays / (charges) the entire performance component of the fee to the Fund’s subadviser, GGP.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.80%	0.90%	1.00%
On assets of $500 million or more but less than $2 billion	0.75%	0.85%	0.95%
On assets of $2 billion and more	0.70%	0.80%	0.90%

6

Section 1    Gartmore NVIT International Equity Fund (formerly, Gartmore NVIT International Growth Fund) (cont.)

PORTFOLIO MANAGEMENT

Brian O’Neill and Ben Walker are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments and have jointly managed the Fund since July 1, 2004.

Mr. O’Neill joined GGP as a Senior Investment Manager on the Global Equities team in 1981 with responsibility for a variety of global funds. Mr. O’Neill graduated from Glasgow University in 1969 with an Honours degree in Political Economy.

Mr. Walker, CFA, Senior Investment Manager, Global Equities, joined GGP in 1997. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    Gartmore NVIT International Equity Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return	(000s)	Net Assets	Net Assets	Net Assets (a)	Net Assets (a)	Turnover (b)

Class I Shares
Year ended December 31, 2003	$4.66	0.07	1.59	1.66	—	—	—	$6.32	35.62%	$3,678	1.25%	0.83%	(c)	(c)	331.02%
Year ended December 31, 2004	$6.32	0.07	0.83	0.90	(0.06)	—	(0.06)	$7.16	14.19%	$3,647	1.33%	0.98%	(c)	(c)	262.03%
Year ended December 31, 2005	$7.16	0.07	2.08	2.15	(0.08)	(0.02)	(0.10)	$9.21	30.21%	$6,302	1.34%	0.94%	(c)	(c)	215.52%
Year ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	(0.14)	$12.07	32.96%	$16,082	1.24%	0.41%	(c)	(c)	169.26%
Year ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	(1.15)	$14.06	27.15%	$22,903	1.29%	0.30%	1.29%	0.30%	151.60%

Class III Shares
Year ended December 31, 2003	$4.67	0.02	1.63	1.65	—	—	—	$6.32	35.33%	$6,912	1.33%	0.24%	(c)	(c)	331.02%
Year ended December 31, 2004	$6.32	0.05	0.86	0.91	(0.06)	—	(0.06)	$7.17	14.35%	$12,023	1.35%	0.98%	(c)	(c)	262.03%
Year ended December 31, 2005	$7.17	0.06	2.09	2.15	(0.08)	(0.02)	(0.10)	$9.22	30.17%	$37,647	1.33%	0.54%	(c)	(c)	215.52%
Year ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	(0.14)	$12.08	32.95%	$75,015	1.22%	0.59%	(c)	(c)	169.26%
Year ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	(1.16)	$14.07	27.15%	$106,245	1.25%	0.38%	1.25%	0.38%	151.60%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee reductions during the period.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse

17

Appendix (cont.)

effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks,

18

Appendix (cont.)

including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

19

Appendix (cont.)

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies

20

Appendix (cont.)

of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and

21

Appendix (cont.)

interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

Gartmore NVIT Worldwide Leaders Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Gartmore NVIT Worldwide Leaders Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Gartmore NVIT Worldwide Leaders Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Gartmore NVIT Worldwide Leaders Fund

•	Class I, Class II, and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Gartmore NVIT Worldwide Leaders Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

WORLDWIDE LEADER is a company located anywhere in the world that the portfolio manager believes is well positioned to take advantage of growth opportunities in its industry. Worldwide Leaders include both:

•	companies that appear to offer long-term strategic growth opportunities because of their strong competitive advantage within key growth segments and
•	companies that appear to offer short-term tactical opportunities based on current circumstances.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the subadviser believes are, or have the potential to be, Worldwide Leaders. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily economically tied to, one country. Under normal conditions, the Fund invests in securities from at least three different countries. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% – unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

The Fund’s subadviser evaluates which industries appear to offer the most attractive growth rates and which companies have earnings potential greater than that expected by the stock markets in which their securities are traded. Proprietary research is conducted in order to form an independent perspective that provides a basis for valuing stocks. By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the consensus.

The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may engage in active and frequent trading of portfolio securities.

The Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. Typically, the Fund holds approximately 30-40 securities.

NFA has selected Gartmore Global Partners as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    Gartmore NVIT Worldwide Leaders Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	19.1%	- 4th qtr. of 1998
Worst Quarter:	–22.1%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[2]	19.90%	23.17%	8.23%

Class II Shares[3]	19.67%	22.94%	8.02%

Class III Shares[3]	19.94%	23.16%	8.22%

MSCI World Index[4]	9.57%	17.53%	7.45%

1	Until May 1, 2000, the Fund was managed as a global equity fund using a strategy involving greater portfolio diversification than that presently employed. Performance prior to May 1, 2000 represents this earlier strategy.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II shares (December 31, 2005) and Class III shares (May 2, 2003) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II shares and Class III shares would have produced during the applicable period because all classes of shares invest in the same portfolio of securities. The annual returns of the Class II shares have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than the returns of Class I shares. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, market capitalization-weighted index that measures the performance of global developed-market equities. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    Gartmore NVIT Worldwide Leaders Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.99%	0.99%	0.99%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[4]	0.31%	0.25%	0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	1.30%	1.49%	1.26%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the MSCI World Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.80% at its lowest to 1.00% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.16%, 0.10% and 0.12% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.39%, 1.64%, and 1.39% for Class I, Class II and Class III shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$132	$412	$713	$1,568

Class II Shares	$152	$471	$813	$1,779

Class III Shares	$128	$400	$692	$1,523

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GARTMORE GLOBAL PARTNERS (“GGP”) is the subadviser for the Fund and is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is owned by a special purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP’s management and executive teams and a number of employees.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

5

Section 1    Gartmore NVIT Worldwide Leaders Fund (cont.)

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.99%. NFA pays GGP a subadvisory fee from the management fee it receives

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the MSCI World Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark, the MSCI World Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of a Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser, GGP.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if a Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $50 million	0.80%	0.90%	1.00%
On assets of $50 million or more	0.75%	0.85%	0.95%

PORTFOLIO MANAGEMENT

Neil Rogan is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Rogan joined GGP in September 1997 as head of Asia Pacific Equities and has managed the Fund since January 12, 2001. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, U.S. and Global Equities management teams. In January 2001, Mr. Rogan accepted responsibility for the Global Equity Team.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    Gartmore NVIT Worldwide Leaders Fund Financial Highlights

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
											Ratio of Net	Ratio of	Investment
			Net						Net		Investment	Expenses	Income
Selected Data for a	Net Asset	Net	Realized and				Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Unrealized	Total from	Net		Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	Gains on	Investment	Investment	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Income	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$6.85	0.01	2.46	2.47	—	—	$9.32	36.06%	$27,624	1.32%	0.30%	(e)	(e)	603.34%
Year ended December 31, 2004	$9.32	0.09	1.37	1.46	—	—	$10.78	15.67%	$28,776	1.25%	0.95%	(e)	(e)	452.01%
Year ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	(0.10)	$12.73	19.34%	$29,173	1.29%	0.18%	(e)	(e)	360.00%
Year ended December 31, 2006	$12.73	0.13	3.16	3.29	(0.12)	(0.12)	$15.90	25.88%	$29,403	1.21%	0.96%	(e)	(e)	269.37%
Year ended December 31, 2007	$15.90	0.06	3.10	3.16	(0.07)	(0.07)	$18.99	19.90%	$28,659	1.30%	0.33%	1.30%	0.33%	270.07%

Class III Shares
Period ended December 31, 2003 (f)	$6.89	(0.01)	2.44	2.43	—	—	$9.32	35.27%	$5,853	1.35%	(0.31)%	(e)	(e)	603.34%
Year ended December 31, 2004	$9.32	0.09	1.37	1.46	—	—	$10.78	15.67%	$7,376	1.25%	0.94%	(e)	(e)	452.01%
Year ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	(0.10)	$12.73	19.34%	$16,198	1.29%	0.13%	(e)	(e)	360.00%
Year ended December 31, 2006	$12.73	0.12	3.16	3.28	(0.12)	(0.12)	$15.89	25.81%	$23,155	1.20%	0.93%	(e)	(e)	269.37%
Year ended December 31, 2007	$15.89	0.08	3.09	3.17	(0.08)	(0.08)	$18.98	19.94%	$26,077	1.26%	0.43%	1.26%	0.43%	270.07%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from May 2, 2003 (commencement of operations) through December 31, 2003.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these

16

Appendix (cont.)

laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that

17

Appendix (cont.)

change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

18

Appendix (cont.)

When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse

19

Appendix (cont.)

tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their

20

Appendix (cont.)

securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

JPMorgan NVIT Balanced Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
JPMorgan NVIT Balanced Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

JPMorgan NVIT Balanced Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

JPMorgan NVIT Balanced Fund

•	Class I and Class IV

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    JPMorgan NVIT Balanced Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks a high total return from a diversified portfolio of equity and fixed-income securities.

PRINCIPAL STRATEGIES

The Fund invests in both equity and fixed-income securities. Under normal circumstances, the Fund invests at least 50% of the value of its net assets in equity securities and 30% of the value of its net assets in fixed-income securities. Up to 15% of the Fund’s net assets may be invested in securities of foreign issuers. The equity securities held by the Fund generally are common stocks of companies included in the Standard & Poor’s 500® (“S&P 500”) Index. The subadviser researches companies’ prospects over long periods of time (e.g., up to five years) and ranks them within their respective sectors by relative value, then purchases securities that appear to be undervalued and sells securities that appear to be overvalued. The Fund may engage in active and frequent trading of portfolio securities.

The Fund may invest in floating-and variable-rate obligations and may enter into repurchase agreements. Fixed-income securities in which the Fund invests include corporate bonds, U.S. government securities, U.S. government agency securities, mortgage-backed securities, and asset-backed securities. The subadviser focuses on three key factors in making investment decisions with respect to fixed-income securities:

•	Duration management;
•	Sector selection and
•	Sector allocation.

Fixed-income securities held by the Fund generally are investment-grade, although the Fund may invest a portion of its assets in high-yield bonds (i.e. ‘’junk bonds”). All investment-grade ratings are determined as of the time of investment; fixed-income securities that are downgraded are not required to be sold, although the subadviser considers what action is appropriate under the relevant circumstances.

NFA has selected JPMorgan Investment Management Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield bonds.

Lower-rated securities risk – refers to the possibility that the Fund’s investments in high-yield bonds and other lower-rated securities (a.k.a., junk bonds) will subject the Fund to substantial risk of loss as these securities are typically issued by companies without a long track record and they may be more volatile.

Maturity risk – the price of debt securities with longer effective maturities generally is more sensitive to interest rate changes than those with shorter effective maturities.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Prepayment, call and redemption risk – certain bonds will be paid by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investment in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet

3

Section 1    JPMorgan NVIT Balanced Fund (cont.)

government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	10.1%	- 2nd qtr. of 2003
Worst Quarter:	–9.1%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1]	4.63%	9.12%	3.56%

Class IV Shares[2]	4.65%	9.17%	3.59%

S&P 500® Index[3]	5.49%	12.83%	5.91%

Lehman Brothers (LB) U.S. Aggregate Index[4]	6.96%	4.42%	5.97%

Balanced Composite Index[5]	6.22%	9.51%	6.26%

1	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2	Returns until the creation of Class IV shares (April 28, 2003) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class IV shares would have produced during the applicable period because both classes of shares invest in the same portfolio of securities.

3	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The LB U.S. Aggregate Index is an unmanaged market value-weighted index of investment grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index. Because the Fund contains both equity and fixed-income securities in its portfolio, it may be useful to supplementally compare the Fund’s performance to this Index as well as to the Fund’s primary index, the S&P 500®.

5	The Balanced Composite Index is a hypothetical combination of 60% S&P 500® Index and 40% LB U.S. Aggregate Index. Because the Fund contains both equity and fixed-income securities in its portfolio, it may be useful to supplementally compare the Fund’s performance to this Index as well as to the Fund’s primary index, the S&P 500®. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    JPMorgan NVIT Balanced Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class IV

Shareholder Fees (paid directly from your investment)[1]	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.73%	0.73%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[2]	0.29%	0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.02%	1.00%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.17% and 0.15% for Class I and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 1.10% and 1.05% for Class I and Class IV shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$104	$325	$563	$1,248

Class IV Shares	$102	$318	$552	$1,225

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

JPMORGAN INVESTMENT MANAGEMENT INC.  (“JPMORGAN”) is located at 245 Park Avenue, New York, New York 10167, and is a wholly-owned indirect subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan is the subadviser for the Fund. JPMorgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.73%. NFA pays JPMorgan a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Patrick Jakobson, Managing Director, Anne Lester, Managing Director and Michael Fredericks, Vice President, are the portfolio managers for the Fund. Mr. Jakobson joined JPMorgan in 1987, spending five years as a research analyst specializing in the retail industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. Ms. Lester joined JPMorgan’s Milan office in 1992 where she was a fixed-income and currency trader and portfolio manager. She subsequently worked in the Product Development Group and is currently a portfolio manager in the Global Multi-Asset Group. Mr. Fredericks joined JPMorgan in 2006 from Nicholas Applegate Capital Management where he was a global equity analyst and a

5

Section 1    JPMorgan NVIT Balanced Fund (cont.)

client portfolio manager from May 2001 through October 2006. Mr. Fredericks is currently a portfolio manager in the Global Multi-Asset Group.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    JPMorgan NVIT Balanced Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$8.06	0.15	1.32	1.47	(0.15)	—	(0.15)	$9.38	18.41%	$182,056	0.98%	1.80%	(e)	(e)	310.16%
Year ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	—	(0.19)	$9.98	8.49%	$189,232	0.98%	1.96%	(e)	(e)	293.17%
Year ended December 31, 2005	$9.98	0.20	0.05	0.25	(0.20)	—	(0.20)	$10.03	2.54%	$178,569	0.99%	1.97%	(e)	(e)	328.26%
Year ended December 31, 2006	$10.03	0.24	0.97	1.21	(0.24)	—	(0.24)	$11.00	12.25%	$154,931	1.01%	2.22%	(e)	(e)	312.59%
Year ended December 31, 2007	$11.00	0.25	0.25	0.50	(0.24)	(0.31)	(0.55)	$10.95	4.63%	$130,556	1.02%	2.19%	1.03%	2.19%	268.79%

Class IV Shares
Period ended December 31, 2003 (f)	$8.23	0.11	1.16	1.27	(0.12)	—	(0.12)	$9.38	15.47%	$50,811	0.91%	1.79%	0.96%	1.74%	310.16%
Year ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	—	(0.19)	$9.98	8.54%	$51,061	0.91%	2.02%	0.98%	1.95%	293.17%
Year ended December 31, 2005	$9.98	0.21	0.05	0.26	(0.21)	—	(0.21)	$10.03	2.62%	$47,803	0.91%	2.05%	0.99%	1.96%	328.26%
Year ended December 31, 2006	$10.03	0.24	0.98	1.22	(0.25)	—	(0.25)	$11.00	12.30%	$47,807	0.97%	2.26%	1.01%	2.22%	312.59%
Year ended December 31, 2007	$11.00	0.25	0.26	0.51	(0.25)	(0.31)	(0.56)	$10.95	4.65%	$47,948	1.00%	2.20%	1.01%	2.21%	268.79%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

Bonds – debt obligations issued by corporations, governments or other issuers.

Common stock – securities representing shares of ownership of a corporation.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

High-yield bonds – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Total return – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked

16

Appendix (cont.)

commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in

17

Appendix (cont.)

unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible

18

Appendix (cont.)

adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

19

Appendix (cont.)

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and

20

Appendix (cont.)

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Bond Index Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Bond Index Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
More About Index Funds
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Bond Index Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Bond Index Fund

•	Class Y, Class II, and Class VII

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Bond Index Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Lehman Aggregate Index”) as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a “passive” management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Lehman Aggregate Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in (or have the same characteristics of the bonds comprising) the Lehman Aggregate Index, as well as derivatives linked to that index. The Lehman Aggregate Index is composed primarily of U.S. dollar-denominated investment-grade bonds of different types, including:

•	U.S. government securities,
•	U.S. government agency securities,
•	corporate bonds issued by U.S. and foreign companies,
•	mortgage-backed securities,
•	securities of foreign governments and their agencies and
•	securities of supranational entities, such as the World Bank.

The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Lehman Aggregate Index, which are selected to reflect characteristics such as maturity, duration or credit quality similar to the Lehman Aggregate Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield and other lower rated bonds.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the

3

Section 1    NVIT Bond Index Fund (cont.)

counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

PERFORMANCE

Performance information is not provided because the Fund had not completed one full calendar year of operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y1	Class II	Class VII

Shareholder Fees (paid directly from your investment)[2]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees	None	0.25%	0.40%

Other Expenses[3]	0.07%	0.17%	0.32%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	0.29%	0.64%	0.94%

1	Class Y shares were known as Class ID shares until May 1, 2008.

2	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

3	“Other Expenses” include administrative services fees which currently are 0.10% and 0.25% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25%. The full amount of administrative services fees for Class II shares is not reflected in “Other Expenses” at this time because the Fund does not currently sell Class II shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.79% for Class II shares. Class Y shares do not pay an administrative services fee.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$30	$93	$163	$368

Class II Shares	$65	$205	$357	$798

Class VII Shares	$96	$300	$520	$1,155

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with

4

Section 1    NVIT Bond Index Fund (cont.)

such investment decisions, places purchase and sell orders for securities.

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) is located at 800 Scudder Mills Road, Plainsboro, NJ 08536 and is the Fund’s subadviser. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets as follows:

FUND	ASSETS	FEE

NVIT Bond Index	$0 up to $1.5 billion	0.22%

	$1.5 billion up to $3 billion	0.21%

	$3 billion and more	0.20%

NFA pays BlackRock a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Scott Amero is the overall investment supervisor for the NVIT Bond Index Fund, and Matthew Marra and Andrew Phillips are responsible for the day-to-day management of the Fund’s investments.

Scott Amero is BlackRock’s Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Management Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock’s publicly-traded real estate investment trust. Mr. Amero has been with BlackRock since 1990.

Matthew Marra is a member of BlackRock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. He also helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts. He is Co-Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group.

Andrew Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

5

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

6

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

7

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

8

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

9

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

13

Section 5    NVIT Bond Index Fund Financial Highlights

		Investment Activities			Distributions				Ratios/Supplemental Data
Ratio of Net
												Ratio of	Investment
			Net						Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and				Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover

Class Y Shares
Period ended December 31, 2007 (d)	$10.00	0.35	0.14	0.49	(0.34)	(0.34)	$10.15	4.99%	$1,561,586	0.29%	5.06%	0.29%	5.06%	166.82%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Bonds – debt obligations issued by corporations, governments or other issuers.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Investment grade — the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could

15

Appendix (cont.)

lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in

16

Appendix (cont.)

many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

17

Appendix (cont.)

•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred

18

Appendix (cont.)

stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal

19

Appendix (cont.)

and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

MORE ABOUT INDEX FUNDS

None of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund or NVIT Small Cap Index Fund (the “Index Funds”) attempts to buy or sell securities based on the subadviser’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that the subadviser attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. An Index Fund will buy or sell securities only when the subadviser believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Index Fund (except the NVIT Bond Index Fund) will be lower than that of an “actively” managed fund. However, the Index Funds have operating and other expenses, while an index does not. Therefore, each Index Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Index Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows an Index Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Index Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase,
•	to provide liquidity for redemptions of Fund shares and
•	to keep trading costs low.

In connection with the use of derivative instruments, an Index Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Index Funds may utilize a “full replication” strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, an Index Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process.” The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings,

20

Appendix (cont.)

similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Index Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If an Index Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INDEX FUND INVESTMENTS

In addition to the investment strategies described below, the Index Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Index Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable unrated bonds; commercial paper; bank obligations and repurchase agreements. To the extent that an Index Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Index Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

NVIT BOND INDEX FUND

The Lehman Aggregate Index is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. Lehman Brothers selects bonds for the Lehman Aggregate Index based on its criteria for the index and does not evaluate whether any particular bond is an attractive investment. Lehman Brothers may periodically update the Lehman Aggregate Index, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

The NVIT Bond Index Fund may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the index. Accordingly, the Fund may have a higher portfolio turnover rate than the other Funds.

All debt obligations purchased are determined to be within the top four categories by a rating agency at the time of investment. The subadviser monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations. The Fund may purchase securities on a when-issued basis, and it may also purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price. The Fund may also enter into “dollar rolls,” in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund’s sale of one security and purchase of a similar security, the Fund will not receive principal and interest payments. Dollar roll transactions involve leverage, although the Fund will engage in dollar rolls to enhance returns and not for the purpose of borrowing. Dollar rolls involve the risk that the market value of securities the Fund is committed to buy may decline below the price of the securities it has sold. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a certain period of time, to buy a stated amount of a fixed-income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether or not the security is issued.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Enhanced Income Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Enhanced Income Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Enhanced Income Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Enhanced Income Fund

•	Class Y, Class II, and Class VII

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Enhanced Income Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks a high level of income while preserving capital and minimizing fluctuations in share value.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests primarily in high-grade corporate bonds, U.S. government securities and U.S. government agency securities. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable basis.

In choosing securities for the Fund, the subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The subadviser may sell securities in order to buy others that it believes will better serve the objectives of the Fund.

The Fund is managed so that its duration will be between six months and one year, and will not exceed two years, and the Fund may enter into certain derivative contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

NFA has selected Morley Capital Management, Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield and other lower rated bonds.

Event risk – corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and the market value of a company’s bonds may decline significantly.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

PERFORMANCE

Performance information is not provided because the Fund had not completed one full calendar year of operations as of the date of this prospectus.

3

Section 1    NVIT Enhanced Income Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y1	Class II	Class VII

Shareholder Fees (paid directly from your investment)[2]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	None	0.25%	0.40%

Other Expenses[3]	0.08%	0.18%	0.33%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	0.43%	0.78%	1.08%

1	Class Y shares were known as Class ID shares until May 1, 2008.

2	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

3	“Other Expenses” include administrative services fees which currently are 0.10% and 0.25% for Class II and Class VII shares, respectively, and which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees for Class II shares is not reflected in “Other Expenses” at this time because the Fund does not currently sell Class II shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees was charged, total operating expenses, after fee waivers and/or reimbursements, would be 0.93% for Class II shares. Class Y shares do not pay an administrative services fee.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.45% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$44	$138	$241	$542

Class II Shares	$80	$249	$433	$966

Class VII Shares	$110	$343	$595	$1,317

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

MORLEY CAPITAL MANAGEMENT, INC.  (“MORLEY”) is the subadviser to the Fund and is located at 1300 S.W. 5th Avenue, Suite 3300, Portland, Oregon 97201. Morley is a wholly-owned subsidiary of Morley Financial Services, Inc., a firm specializing in stable value and fixed income fund management which was founded in 1982 and began managing its first discretionary account in February 1984.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

4

Section 1    NVIT Enhanced Income Fund (cont.)

MANAGEMENT FEES

The management fee rate for the Fund, expressed as a percentage of the Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

FUND	ASSETS	FEE

NVIT Enhanced Income Fund	$0 up to $500 million	0.35%

	$500 million up to $1 billion	0.34%

	$1 billion up to $3 billion	0.325%

	$3 billion up to $5 billion	0.30%

	$5 billion up to $10 billion	0.285%

	$10 billion and more	0.275%

NFA pays Morley a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Perpetua M. Phillips, vice president and senior portfolio manager, and Shane Johnston, portfolio manager, are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Ms. Phillips joined Morley in 1999. She has 19 years of experience in finance and investments, including portfolio management of indexed and total return portfolios and fixed-income research and analysis.

Mr. Johnston joined Morley in 2000. He has eight years of experience in finance and investments, including fixed-income portfolio management and trading.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

5

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

6

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

7

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

8

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

9

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

13

Section 5    NVIT Enhanced Income Fund Financial Highlights

		Investment Activities			Distributions				Ratios/Supplemental Data
Ratio of Net
												Ratio of	Investment
			Net						Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and				Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover

Class Y Shares
Period ended December 31, 2007 (d)	$10.00	0.34	0.03	0.37	(0.33)	(0.33)	$10.04	3.69%	$198,744	0.43%	4.79%	0.43%	4.79%	55.71%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could

15

Appendix (cont.)

lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns

16

Appendix (cont.)

to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

17

Appendix (cont.)

•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred

18

Appendix (cont.)

stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal

19

Appendix (cont.)

and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

20

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

21

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

22

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

23

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

24

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Global Financial Services Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Global Financial Services Fund

9	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

14	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

15	Section 4: Multi-Manager Structure

16	Section 5: Financial Highlights

18	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Global Financial Services Fund

•	Class I, Class II, and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

A financial services company is one that is primarily involved in or related to banking, mortgage lending and servicing, securities and commodities trading, investment management, investment banking, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services. Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% – unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. The Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	banks and savings and loans;
•	consumer and industrial finance companies;
•	investment banks;
•	insurance brokers;
•	insurance companies;
•	securities brokers and advisers;
•	real estate-related companies and
•	leasing companies.

The subadviser aims to provide strong performance by investing in companies the portfolio manager believes

•	have the potential to deliver unexpected earnings growth and
•	have prospects for earnings growth that the market has underestimated.

Just as importantly, the subadviser attempts to avoid companies whose earnings appear likely to fall short of expectations.

The Fund may invest in financial services companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth. The subadviser specifically monitors:

•	earnings revisions and surprises;
•	stock price performance and
•	any information indicating a change in the industry or franchise assessment of a company.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s total assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries. The Fund is also subject to risks faced by

3

Section 1    NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund) (cont.)

companies in the financial services industries, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; and the price competition to which banks and insurance companies may be subject.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4

Section 1    NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares

(years ended December 31)

Best Quarter:	22.5%	- 2nd qtr. of 2003
Worst Quarter:	−20.1%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	−1.05%	17.76%	12.29%

Class II Shares[2]	−1.41%	17.45%	12.01%

Class III Shares[3]	−1.12%	17.78%	12.31%

MSCI World Financials Index[4]	−7.67%	16.29%	10.17%	[5]

1	The Fund commenced operations on December 28, 2001, and offered only one class of shares, now known as Class III shares. Effective October 1, 2007, Aberdeen became subadviser to the Fund, which previously had been managed directly by NFA.

2	Returns until the creation of Class I shares (May 10, 2002) and Class II shares (May 28, 2003) are based on the previous performance of Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I and Class II shares would have produced during those periods because all classes of shares invest in the same portfolio of securities. The annual returns of the Class II shares have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than Class III shares.

3	Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The Morgan Stanley Capital International (MSCI) World Financials Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2001.

5

Section 1    NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[2]	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[4]	0.37%	0.37%	0.34%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.27%	1.52%	1.24%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the MSCI World Financials Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.80% at its lowest to 1.00% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.17%, 0.17% and 0.14% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.35%, 1.60% and 1.35% for Class I, Class II and Class III shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$129	$403	$697	$1,534

Class II Shares	$155	$480	$829	$1,813

Class III Shares	$126	$393	$681	$1,500

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ABERDEEN ASSET MANAGEMENT INC.  (“ABERDEEN”) is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory

6

Section 1    NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund) (cont.)

agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.90%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the MSCI World Financials Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments.” The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser, Aberdeen.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.80%	0.90%	1.00%
On assets of $500 million or more but less than $2 billion	0.75%	0.85%	0.95%
On assets of $2 billion and more	0.70%	0.80%	0.90%

PORTFOLIO MANAGEMENT

Douglas Burtnick, CFA, portfolio manager and Stuart Quint, CFA, equity research analyst, are responsible for the day-to-day management of the Fund and the selection of the Fund’s investments, and have managed the Fund since November 3, 2003.

Mr. Burtnick joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since May 2002. From 2000 to 2002, Mr. Burtnick served as a risk manager in the private client group of Brown Brothers Harriman & Company and was a portfolio manager.

Mr. Quint provides fundamental research coverage for the financial sector, including banks, savings and loans, brokers, insurance companies and other specialized financial companies. Mr. Quint joined Aberdeen in October 2007 after having been employed by NFA in 2003. Prior to joining NFA, Mr. Quint was with the Libra Fund, a Swedish hedge fund based in New York, from August 2002 to September 2003 where he had a specialized focus in financial and energy stocks. Mr. Quint holds a BS degree in Economics from the Wharton School at the University of Pennsylvania (cum laude) along with a BA in Russian Civilization, and is also a CFA.

7

Section 1    NVIT Global Financial Services Fund (formerly, Nationwide NVIT Global Financial Services Fund) (cont.)

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

8

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

9

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

10

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

11

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

12

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

13

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

14

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

15

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

16

Section 5    NVIT Global Financial Services Fund Financial Highlights

		Investment Activities			Distributions							Ratios/Supplemental Data
																Ratio of Net
			Net												Ratio of	Investment
			Realized and									Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Unrealized							Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Gains	Total from	Net	Net				Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Return	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	of Capital	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$8.96	0.10	3.58	3.68	(0.05)	(1.21)	—	(1.26)	0.01	$11.39	41.45%	$3,121	1.27%	1.47%	(e)	(e)	261.68%
Year ended December 31, 2004	$11.39	0.17	2.19	2.36	(0.17)	(0.77)	—	(0.94)	0.01	$12.82	20.99%	$4,011	1.27%	1.19%	(e)	(e)	127.69%
Year ended December 31, 2005	$12.82	0.19	1.18	1.37	(0.25)	(1.28)	—	(1.53)	—	$12.66	11.15%	$5,799	1.34%	1.24%	(e)	(e)	217.57%
Year ended December 31, 2006	$12.66	0.20	2.34	2.54	(0.26)	(1.69)	—	(1.95)	—	$13.25	20.32%	$8,024	1.24%	1.32%	(e)	(e)	236.59%
Year ended December 31, 2007	$13.25	0.22	(0.33)	(0.11)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	$10.89	(1.05)%	$7,282	1.27%	1.42%	1.27%	1.42%	150.87%

Class II Shares
Period ended December 31, 2003 (f)	$8.46	0.04	4.11	4.15	(0.04)	(1.21)	—	(1.25)	0.01	$11.37	49.51%	$913	1.51%	1.20%	(e)	(e)	261.68%
Year ended December 31, 2004	$11.37	0.11	2.22	2.33	(0.14)	(0.77)	—	(0.91)	0.01	$12.80	20.76%	$1,879	1.52%	1.00%	(e)	(e)	127.69%
Year ended December 31, 2005	$12.80	0.14	1.18	1.32	(0.22)	(1.28)	—	(1.50)	—	$12.62	10.79%	$1,685	1.59%	1.08%	(e)	(e)	217.57%
Year ended December 31, 2006	$12.62	0.15	2.35	2.50	(0.22)	(1.69)	—	(1.91)	—	$13.21	20.08%	$1,863	1.49%	1.08%	(e)	(e)	236.59%
Year ended December 31, 2007	$13.21	0.20	(0.36)	(0.16)	(0.16)	(1.82)	(0.24)	(2.22)	0.01	$10.84	(1.41)%	$1,390	1.52%	1.21%	1.52%	1.21%	150.87%

Class III Shares
Year ended December 31, 2003	$8.96	0.13	3.55	3.68	(0.05)	(1.21)	—	(1.26)	0.01	$11.39	41.46%	$11,634	1.22%	1.57%	(e)	(e)	261.68%
Year ended December 31, 2004	$11.39	0.14	2.23	2.37	(0.17)	(0.77)	—	(0.94)	0.01	$12.83	21.13%	$19,634	1.24%	1.28%	(e)	(e)	127.69%
Year ended December 31, 2005	$12.83	0.20	1.17	1.37	(0.25)	(1.28)	—	(1.53)	—	$12.67	11.17%	$21,359	1.29%	1.36%	(e)	(e)	217.57%
Year ended December 31, 2006	$12.67	0.19	2.35	2.54	(0.26)	(1.69)	—	(1.95)	—	$13.26	20.34%	$24,112	1.20%	1.36%	(e)	(e)	236.59%
Year ended December 31, 2007	$13.26	0.24	(0.36)	(0.12)	(0.20)	(1.82)	(0.24)	(2.26)	0.01	$10.89	(1.12)%	$18,155	1.24%	1.48%	1.24%	1.48%	150.87%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

17

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Large-cap companies  – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $98 million to $452.5 billion as of March 31, 2008.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000@ Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent

18

Appendix (cont.)

arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

19

Appendix (cont.)

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

20

Appendix (cont.)

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy

21

Appendix (cont.)

back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

22

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

23

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

24

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

25

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

26

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

27

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Government Bond Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Government Bond Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Government Bond Fund (formerly, Nationwide NVIT Government Bond Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Government Bond Fund

•	Class I, Class II, Class III, and Class IV

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Government Bond Fund (formerly, Nationwide NVIT Government Bond Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in U.S. government securities and U.S. government agency securities. The Fund’s subadviser seeks to achieve the Fund’s objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

In selecting investments for the Fund, the subadviser uses interest rate expectations, duration analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the subadviser believes are undervalued, with the goal of buying them at attractive values and holding them as they increase in value. The Fund will generally maintain an average dollar-weighted maturity of four to nine years, and an average portfolio duration of three to six years.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield and other lower rated bonds.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Government Bond Fund (formerly, Nationwide NVIT Government Bond Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Please call 800-848-6311 for the Fund’s current 30-day yield.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	5.6%	- 3rd qtr. of 2002
Worst Quarter:	−2.5%	- 2nd qtr. of 2004

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS[1]

Class I Shares[1]	7.16%	3.79%	5.55%

Class II Shares[2]	6.91%	3.53%	5.11%

Class III Shares[2]	7.15%	3.80%	5.55%

Class IV Shares[2]	7.26%	3.80%	5.55%

Merrill Lynch Government Master Index[3]	8.76%	4.11%	5.91%

1	The previously existing shares of the Fund were designated Class I shares as of May 1, 2001.

2	Returns until the creation of Class II shares (July 8, 2002), Class III shares (May 20, 2002), and Class IV shares (April 28, 2003) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II, Class III, and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Returns for Class III shares do not reflect applicable short-term trading fees. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Government Bond Fund (formerly, Nationwide NVIT Government Bond Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class IV

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.48%	0.48%	0.48%	0.48%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None

Other Expenses[3]	0.24%	0.24%	0.25%	0.22%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.72%	0.97%	0.73%	0.70%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17%, 0.17%, 0.18% and 0.15% for Class I, Class II, Class III and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II and Class III shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 0.80%, 1.05%, 0.80% and 0.75% for Class I, Class II, Class III and Class IV shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares of the Fund, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$74	$230	$401	$894

Class II Shares	$99	$309	$536	$1,190

Class III Shares	$75	$233	$406	$906

Class IV Shares	$72	$224	$390	$871

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”) is the subadviser for the Fund and is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

5

Section 1    NVIT Government Bond Fund (formerly, Nationwide NVIT Government Bond Fund) (cont.)

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.48%. NFA pays NWAM a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Gary R. Hunt, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Hunt has either managed or co-managed the Fund and its predecessor funds, since March 1997. He joined Nationwide Insurance, an affiliate of the Adviser, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages the U.S. Treasury, Agency, and Agency Mortgage-Backed sectors for Nationwide Insurance.

David A. Magan, CFA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Magan joined Nationwide in July 2005. Previously, he was a Senior Investment Analyst at Public Employees Retirement System of Ohio (2001-2005). He is currently a Senior Investment Professional and manages the Agency Mortgage Backed sector for Nationwide Insurance.

Srinath Sampath, CFA, ASA, is co-manager with joint responsibility for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Sampath joined Nationwide in 1996 as an Actuarial Analyst, becoming an Investment Analyst in 2000. He is currently a Senior Investment Professional, and manages the Asset Backed and Non Agency Mortgage Backed sectors for Nationwide Insurance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT Government Bond Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003 (e)	$12.28	0.50	(0.25)	0.25	(0.38)	(0.02)	(0.40)	$12.13	2.00%	$1,488,089	0.73%	4.12%	(f)	(f)	40.46%
Year ended December 31, 2004	$12.13	0.47	(0.08)	0.39	(0.66)	(0.24)	(0.90)	$11.62	3.26%	$1,222,615	0.73%	3.75%	(f)	(f)	69.37%
Year ended December 31, 2005	$11.62	0.43	(0.06)	0.37	(0.43)	(0.02)	(0.45)	$11.54	3.26%	$1,117,512	0.73%	3.65%	(f)	(f)	87.79%
Year ended December 31, 2006	$11.54	0.48	(0.11)	0.37	(0.47)	(0.09)	(0.56)	$11.35	3.34%	$1,067,945	0.73%	4.16%	(f)	(f)	93.01%
Year ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	—	(0.51)	$11.63	7.16%	$1,235,739	0.72%	4.52%	0.72%	4.52%	87.90%

Class II Shares
Year ended December 31, 2003 (e)	$12.26	0.47	(0.25)	0.22	(0.36)	(0.02)	(0.38)	$12.10	1.77%	$20,998	0.98%	3.85%	(f)	(f)	40.46%
Year ended December 31, 2004	$12.10	0.44	(0.08)	0.36	(0.63)	(0.24)	(0.87)	$11.59	3.01%	$17,643	0.98%	3.50%	(f)	(f)	69.37%
Year ended December 31, 2005	$11.59	0.40	(0.06)	0.34	(0.40)	(0.02)	(0.42)	$11.51	3.01%	$15,765	0.98%	3.40%	(f)	(f)	87.79%
Year ended December 31, 2006	$11.51	0.45	(0.11)	0.34	(0.44)	(0.09)	(0.53)	$11.32	3.00%	$14,470	0.98%	3.91%	(f)	(f)	93.01%
Year ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	—	(0.48)	$11.59	6.91%	$14,013	0.97%	4.27%	0.97%	4.27%	87.90%

Class III Shares
Year ended December 31, 2003 (e)	$12.27	0.50	(0.24)	0.26	(0.37)	(0.02)	(0.39)	$12.14	2.11%	$4,369	0.73%	4.10%	(f)	(f)	40.46%
Year ended December 31, 2004	$12.14	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	$11.63	3.27%	$6,854	0.73%	3.72%	(f)	(f)	69.37%
Year ended December 31, 2005	$11.63	0.40	(0.04)	0.36	(0.43)	(0.02)	(0.45)	$11.54	3.18%	$10,604	0.73%	3.66%	(f)	(f)	87.79%
Year ended December 31, 2006	$11.54	0.47	(0.10)	0.37	(0.47)	(0.09)	(0.56)	$11.35	3.35%	$13,164	0.72%	4.21%	(f)	(f)	93.01%
Year ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	—	(0.51)	$11.63	7.15%	$18,583	0.73%	4.51%	0.73%	4.51%	87.90%

Class IV Shares
Period ended December 31, 2003 (g)	$12.29	0.34	(0.24)	0.10	(0.26)	—	(0.26)	$12.13	0.84%	$43,244	0.70%	4.07%	(f)	(f)	40.46%
Year ended December 31, 2004	$12.13	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	$11.62	3.27%	$41,019	0.73%	3.74%	(f)	(f)	69.37%
Year ended December 31, 2005	$11.62	0.43	(0.07)	0.36	(0.43)	(0.02)	(0.45)	$11.53	3.17%	$39,264	0.73%	3.65%	(f)	(f)	87.79%
Year ended December 31, 2006	$11.53	0.48	(0.10)	0.38	(0.47)	(0.09)	(0.56)	$11.35	3.34%	$35,962	0.73%	4.16%	(f)	(f)	93.01%
Year ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	—	(0.51)	$11.63	7.26%	$35,462	0.70%	4.53%	0.71%	4.53%	87.90%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	There were no fee reductions during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Bonds – debt obligations issued by corporations, governments or other issuers.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and

16

Appendix (cont.)

accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout,

17

Appendix (cont.)

takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

18

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

19

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

20

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Growth Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Growth Fund

Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Growth Fund (formerly, Nationwide NVIT Growth Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Growth Fund

•	Class I and Class IV

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Growth Fund (formerly, Nationwide NVIT Growth Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The subadviser uses research to determine if particular industries and individual companies are well positioned for long-term growth in an effort to identify those that appear to have favorable long-term growth potential and the financial resources to capitalize on growth opportunities. The Fund may engage in active and frequent trading of portfolio securities.

In selecting securities, the subadviser considers a range of factors relating to a particular company that may include:

•	financial strength;
•	competitive position in its industry;
•	projected future earnings;
•	dividends and
•	cash flow.

The Fund typically sells a company’s securities if:

•	earnings expectations or outlook for earnings deteriorate;
•	their prices fail to increase as anticipated or become unusually volatile or
•	more favorable opportunities are identified.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Growth Fund (formerly, Nationwide NVIT Growth Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	20.5%	- 4th qtr. of 1998
Worst Quarter:	-28.3%	- 1st qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1,2]	19.54%	14.18%	-0.10%

Class IV Shares[3]	19.56%	14.19%	-0.10%

Russell 1000® Growth Index[4]	11.81%	12.10%	3.83%

1	Effective October 1, 2007, Aberdeen became subadviser to the Fund, which previously had been managed directly by NFA.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class IV shares (April 28, 2003) are based on the previous performance of Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, the prior performance is similar to what Class IV shares would have produced during this period because both classes of shares invest in the same portfolio of securities.

4	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the stocks of companies in the Russell 1000® Index with higher prices relative to their book values and higher forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Growth Fund (formerly, Nationwide NVIT Growth Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class IV

Shareholder Fees (paid directly from your investment) [1]	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[2]	0.26%	0.24%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.86%	0.84%

1	Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.17% and 0.15% for Class I and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amounts permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 0.94% and 0.89% for Class I and Class IV shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$88	$274	$477	$1,061

Class IV Shares	$86	$268	$466	$1,037

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.60%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Christopher Baggini, CFA, senior portfolio manager, and Douglas Burtnick, CFA, portfolio manager, are jointly responsible for the day-today management of the Fund and the selection of the Fund’s investments.

Mr. Baggini joined Aberdeen in October 2007. Prior to that, Mr. Baggini was a portfolio manager employed by NFA since March 2000. From November 1996 to March 2000, Mr. Baggini was a portfolio manager for Allied Investment Adviser.

Mr. Burtnick joined Aberdeen in October 2007. Prior to that, Mr. Burtnick was a portfolio manager employed by

5

Section 1    NVIT Growth Fund (formerly, Nationwide NVIT Growth Fund) (cont.)

NFA since May 2002. From 2000 to 2002, Mr. Burtnick served as a risk manager in the private client group of Brown Brothers Harriman & Company and was a portfolio manager.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT Growth Fund Financial Highlights

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of
												Ratio of	Investment
			Net						Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and				Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$7.52	0.01	2.45	2.46	—(e)	—	$9.98	32.74%	$244,671	0.84%	0.09%	(f)	(f)	293.58%
Year ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	(0.03)	$10.76	8.16%	$224,301	0.85%	0.26%	(f)	(f)	282.41%
Year ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%	$199,446	0.87%	0.05%	(f)	(f)	275.31%
Year ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$171,610	0.87%	0.04%	(f)	(f)	294.57%
Year ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	(0.02)	$14.50	19.54%	$171,966	0.86%	0.17%	0.86%	0.17%	244.42%

Class IV Shares
Period ended December 31, 2003 (g)	$7.90	—(e)	2.08	2.08	—(e)	—	$9.98	26.37%	$34,090	0.84%	0.10%	(f)	(f)	293.58%
Year ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	(0.03)	$10.76	8.16%	$38,067	0.85%	0.27%	(f)	(f)	282.41%
Year ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%	$36,209	0.87%	0.05%	(f)	(f)	275.31%
Year ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$33,939	0.87%	0.05%	(f)	(f)	294.57%
Year ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	(0.03)	$14.50	19.56%	$35,107	0.84%	0.18%	0.85%	0.19%	244.42%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The amount is less than $0.005 per share.
(f)	There were no fee reductions during the period.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $305 million to $490.2 billion as of February 29, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at

16

Appendix (cont.)

the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with

17

Appendix (cont.)

changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make

18

Appendix (cont.)

investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse

19

Appendix (cont.)

tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their

20

Appendix (cont.)

securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Health Sciences Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Health Sciences Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Health Sciences Fund (formerly, Nationwide NVIT Global Health Sciences Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Health Sciences Fund

•	Class I, Class II, Class III, and Class VI

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Health Sciences Fund (formerly, Nationwide NVIT Global Health Sciences Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

A health sciences company is one that focuses on maintaining or improving one’s quality of life through research, development and/or distribution of products or services related to medicine, pharmaceuticals or personal health care.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to health sciences. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from health sciences. The Fund is nondiversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	biotechnology;
•	health care;
•	medical services and devices;
•	medical supplies and
•	pharmaceuticals.

In analyzing specific companies for possible investment, the Fund’s subadviser ordinarily looks for several of the following characteristics:

•	above-average per share earnings growth;
•	evidence of positive fundamental change;
•	high return on invested capital;
•	a healthy balance sheet;
•	sound financial and accounting policies and overall financial strength;
•	strong competitive advantages;
•	effective research, product development and marketing;
•	strong management and
•	general operating characteristics that enable the company to compete successfully.

The Fund may invest in health sciences companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The subadviser considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s total assets in a select group of companies in health sciences industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Health Sciences Fund (formerly, Nationwide NVIT Global Health Sciences Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares

(years ended December 31)

Best Quarter:	20.1%	- 2nd qtr. of 2003
Worst Quarter:	−15.9%	- 1st qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	13.16%	13.19%	6.21%

Class II Shares[3]	12.92%	12.94%	5.96%

Class III Shares[4]	13.23%	13.21%	6.24%

Class VI Shares[5]	12.98%	13.05%	6.11%

GS Healthcare Index[6]	8.24%	10.87%	2.19%	[7]

1	The Fund commenced operations on December 29, 2000. Effective October 1, 2007, Aberdeen became subadviser to the Fund which previously had been managed directly by NFA.

2	Returns for Class I shares from December 29, 2001 until May 5, 2002 are based on Class III share performance because no Class I shares were outstanding during that period.

3	Returns until the creation of Class II shares (March 28, 2003) are based on the previous performance of Class I shares from December 29, 2001 to March 28, 2003 and on the previous performance of Class III shares prior to that. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II shares would have produced during those periods because all classes of shares invest in the same portfolio of securities. For Class II shares, these returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I and Class III shares.

4	Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

5	Returns until the creation of Class VI shares (April 28, 2004) are based on the previous performance of Class I shares from December 29, 2001 to April 28, 2004 and the previous performance of Class III shares prior to that. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class VI shares would have produced during those periods because all classes of shares invest in the same portfolio of securities. Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, returns for Class VI shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class VI shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

6	The Goldman Sachs (GS) Healthcare Index is an unmanaged, market capitalization-weighted index that is generally representative of the stocks in the healthcare sector. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

7	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2000.

4

Section 1    NVIT Health Sciences Fund (formerly, Nationwide NVIT Global Health Sciences Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.89%	0.89%	0.89%	0.89%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%

Other Expenses[4]	0.31%	0.32%	0.31%	0.30%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.20%	1.46%	1.20%	1.44%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III or Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the GS Healthcare Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.80% at its lowest to 1.00% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.17%, 0.18%, 0.17% and 0.16% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.28%, 1.53%, 1.28% and 1.53% for Class I, Class II, Class III and Class VI shares, respectively.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$122	$381	$660	$1,455

Class II Shares	$149	$462	$797	$1,746

Class III Shares	$122	$381	$660	$1,455

Class VI Shares	$147	$456	$787	$1,724

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

5

Section 1    NVIT Health Sciences Fund (formerly, Nationwide NVIT Global Health Sciences Fund) (cont.)

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.89%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the Goldman Sachs Healthcare Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments.” The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays / (charges) the entire performance component of the fee to the Fund’s subadviser, Aberdeen.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.80%	0.90%	1.00%
On assets of $500 million or more but less than $2 billion	0.75%	0.85%	0.95%
On assets of $2 billion and more	0.70%	0.80%	0.90%

PORTFOLIO MANAGEMENT

Douglas Burtnick, CFA, is responsible for the day-to-day management of the Fund and the selection of the Fund’s investments, and has managed the Fund since November 2006.

Mr. Burtnick joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since May 2002. From 2000 to 2002, Mr. Burtnick served as a risk manager in the private client group of Brown Brothers Harriman & Company and was a portfolio manager.

6

Section 1    NVIT Health Sciences Fund (formerly, Nationwide NVIT Global Health Sciences Fund) (cont.)

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT Health Sciences Fund Financial Highlights

		Investment Activities			Distributions						Ratios/Supplemental Data
															Ratio of Net
													Ratio of Net	Ratio of	Investment
			Net								Net		Investment	Expenses	Income (Loss)
Selected Data for a	Net Asset	Net	Realized and						Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Unrealized	Total from	Net	Net			Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	Gains on	Investment	Investment	Realized	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$8.19	(0.02)	3.01	2.99	—	(1.23)	(1.23)	0.01	$9.96	36.69%	$4,434	1.24%	(0.36)%	(e)	(e)	542.89%
Year ended December 31, 2004	$9.96	(0.03)	0.80	0.77	—	(0.05)	(0.05)	0.01	$10.69	7.86%	$7,910	1.26%	(0.28)%	(e)	(e)	424.94%
Year ended December 31, 2005	$10.69	(0.03)	0.92	0.89	—	(1.24)	(1.24)	—	$10.34	8.44%	$7,747	1.26%	(0.22)%	(e)	(e)	366.90%
Year ended December 31, 2006	$10.34	0.03	0.25	0.28	—	—	—	—	$10.62	2.71%	$6,626	1.19%	0.24%	(e)	(e)	243.33%
Year ended December 31, 2007	$10.62	0.01	1.37	1.38	(0.01)	(0.22)	(0.23)	—	$11.77	13.16%	$6,774	1.20%	0.11%	1.20%	0.11%	116.00%

Class II Shares
Period ended December 31, 2003 (f)	$8.72	(0.01)	2.46	2.45	—	(1.23)	(1.23)	0.01	$9.95	28.27%	$2,232	1.49%	(0.59)%	(e)	(e)	542.89%
Year ended December 31, 2004	$9.95	(0.06)	0.80	0.74	—	(0.05)	(0.05)	0.01	$10.65	7.56%	$3,208	1.50%	(0.54)%	(e)	(e)	424.94%
Year ended December 31, 2005	$10.65	(0.05)	0.91	0.86	—	(1.24)	(1.24)	—	$10.27	8.19%	$2,567	1.51%	(0.47)%	(e)	(e)	366.90%
Year ended December 31, 2006	$10.27	(0.01)	0.26	0.25	—	—	—	—	$10.52	2.43%	$2,296	1.44%	(0.05)%		(e)	243.33%
Year ended December 31, 2007	$10.52	(0.02)	1.36	1.34	—(g)	(0.22)	(0.22)	—	$11.64	12.92%	$2,178	1.46%	(0.16)%	1.46%	(0.16)%	116.00%

Class III Shares
Year ended December 31, 2003	$8.20	(0.03)	3.03	3.00	—	(1.23)	(1.23)	0.01	$9.98	36.77%	$27,026	1.22%	(0.39)%	(e)	(e)	542.89%
Year ended December 31, 2004	$9.98	(0.03)	0.80	0.77	—	(0.05)	(0.05)	0.01	$10.71	7.84%	$39,723	1.26%	(0.29)%	(e)	(e)	424.94%
Year ended December 31, 2005	$10.71	(0.02)	0.91	0.89	—	(1.24)	(1.24)	—	$10.36	8.42%	$45,169	1.25%	(0.24)%	(e)	(e)	366.90%
Year ended December 31, 2006	$10.36	0.02	0.26	0.28	—	—	—	—	$10.64	2.70%	$37,921	1.19%	0.19%	(e)	(e)	243.33%
Year ended December 31, 2007	$10.64	0.01	1.38	1.39	(0.01)	(0.22)	(0.23)	—	$11.80	13.23%	$33,448	1.20%	0.11%	1.20%	0.11%	116.00%

Class VI Shares
Period ended December 31, 2004 (h)	$10.70	(0.02)	0.02	—	—	—	—	0.01	$10.71	0.09%	$4,981	1.35%	(0.36)%	(e)	(e)	424.94%
Year ended December 31, 2005	$10.71	(0.03)	0.90	0.87	—	(1.24)	(1.24)	—	$10.34	8.23%	$10,292	1.42%	(0.43)%	(e)	(e)	366.90%
Year ended December 31, 2006	$10.34	—	0.25	0.25	—	—	—	—	$10.59	2.42%	$12,183	1.43%	(0.04)%	(e)	(e)	243.33%
Year ended December 31, 2007	$10.59	(0.01)	1.37	1.36	(0.01)	(0.22)	(0.23)	—	$11.72	12.98%	$15,176	1.44%	(0.14)%	1.44%	(0.14)%	116.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(g)	The amount is less than $0.005 per share.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $98 million to $452.5 billion as of March 31, 2008.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent

17

Appendix (cont.)

arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

18

Appendix (cont.)

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

19

Appendix (cont.)

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy

20

Appendix (cont.)

back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

21

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT International Index Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT International Index Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
More About Index Funds
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT International Index Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT International Index Fund

•	Class Y, Class II, Class VI, Class VII, and Class VIII

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT International Index Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a “passive” management approach, investing in a portfolio of securities whose performance seeks to match the performance of the MSCI EAFE® Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE® Index and in derivative instruments linked to the MSCI EAFE® Index, primarily futures contracts.

The MSCI EAFE® Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE® Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE® Index is based on the relative market capitalization of each of the countries in the MSCI EAFE® Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE® Index, or in the same weightings. The Fund’s subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE® Index as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT International Index Fund (cont.)

PERFORMANCE

The following bar chart and table show some indication of the risks of investing in the Fund by comparing the performance of the Fund to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class II Shares

(years ended December 31)

Best Quarter:	5.47%	- 2nd qtr. of 2007
Worst Quarter:	−2.54%	- 4th qtr. of 2007

Average Annual Total Returns

As of December 31, 2007:

		SINCE
	1 YR	INCEPTION[1]

Class Y Shares[2]	9.89%	11.87%

Class II Shares	9.40%	11.42%

Class VI Shares[3]	9.50%	11.38%

Class VII Shares	9.52%	11.30%

Class VIII Shares[3]	9.39%	11.24%

MSCI EAFE® Index[4]	11.63%	13.43%	[5]

1	The Fund, including all share classes shown, commenced operations on May 1, 2006.

2	Class Y shares were known as Class ID shares until May 1, 2008.

3	Returns for Class VI shares and Class VIII shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class VI and Class VIII shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

4	The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of stocks in developed markets outside the United States and Canada. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since April 30, 2006.

4

Section 1    NVIT International Index Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y	Class II	Class VI	Class VII	Class VIII

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%

Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	0.40%	0.40%

Other Expenses[3]	0.38%	0.53%	0.55%	0.55%	0.43%

TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.65%	1.05%	1.07%	1.22%	1.10%

Amount of Fee Waiver/Expense Reimbursements[4]	0.28%	0.28%	0.28%	0.28%	0.28%

Acquired Fund (Indirect Underlying Fund) Annual Operating Expenses[5]	0.03%	0.03%	0.03%	0.03%	0.03%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.40%	0.80%	0.82%	0.97%	0.85%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class VI or Class VIII shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.15%, 0.17%, 0.17% and 0.05% for Class II, Class VI, Class VII and Class VIII shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses, after fee waivers and/or reimbursements, would be 0.90%, 0.90%, 1.05% and 1.05% for Class II, Class VI, Class VII and Class VIII shares, respectively. Class Y shares do not pay an administrative services fee.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.37% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

5	Reflects expenses indirectly incurred through the Fund’s investment in shares of one or more other investment companies, as permitted by the Fund’s policies.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class VI and Class VIII shares of the Fund, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class VI or Class VIII shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$41	$189	$351	$820

Class II Shares	$82	$316	$568	$1,292

Class VI Shares	$84	$322	$579	$1,315

Class VII Shares	$99	$369	$659	$1,487

Class VIII Shares	$87	$331	$595	$1,350

5

Section 1    NVIT International Index Fund (cont.)

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) is located at 800 Scudder Mills Road, Plainsboro, NJ 08536 and is the Fund’s subadviser. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.27%. NFA pays BlackRock a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of BlackRock’s Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of the Fund’s portfolio and the selection of the Fund’s investments.

Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 1999 to 2006, and has been a member of the Fund’s management team since 2000. Ms. Jelilian has 14 years experience in investing and in managing index investments.

Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the Fund’s management team since 2000. Mr. Russo has 11 years experience as a portfolio manager and trader.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

10

SECTION 2    Investing with Nationwide Funds (cont.)

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT International Index Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Period ended December 31, 2006 (e)	$10.00	0.12	0.82	0.94	(0.12)	—	(0.12)	$10.82	9.57%	$1	0.76%	1.83%	1.29%	1.30%	10.94%
Year ended December 31, 2007	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	$11.63	9.40%	$18,733	0.76%	1.63%	0.78%	1.61%	36.09%

Class VI Shares
Period ended December 31, 2006 (e)	$10.00	0.07	0.86	0.93	(0.12)	—	(0.12)	$10.81	9.42%	$350	0.76%	1.25%	1.13%	0.88%	10.94%
Year ended December 31, 2007	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	$11.62	9.50%	$1,739	0.80%	1.97%	0.88%	1.88%	36.09%

Class VII Shares
Period ended December 31, 2006 (e)	$10.00	0.10	0.82	0.92	(0.10)	—	(0.10)	$10.82	9.26%	$1	0.97%	1.57%	1.50%	1.04%	10.94%
Year ended December 31, 2007	$10.82	0.24	0.79	1.03	(0.17)	(0.03)	(0.20)	$11.65	9.52%	$1	0.75%	2.11%	0.88%	1.97%	36.09%

Class VIII Shares
Period ended December 31, 2006 (e)	$10.00	0.07	0.85	0.92	(0.12)	—	(0.12)	$10.80	9.30%	$5,031	0.88%	0.98%	1.35%	0.51%	10.94%
Year ended December 31, 2007	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	$11.61	9.39%	$15,887	0.82%	1.87%	0.91%	1.77%	36.09%

Class Y Shares
Period ended December 31, 2006 (e)	$10.00	0.14	0.83	0.97	(0.14)	—	(0.14)	$10.83	9.83%	$43,912	0.37%	2.21%	0.62%	1.96%	10.94%
Year ended December 31, 2007	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	$11.65	9.89%	$264,418	0.36%	2.15%	0.44%	2.06%	36.09%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted index – an index in which the weighting of each security is based on the issuing company’s market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its

16

Appendix (cont.)

investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market

17

Appendix (cont.)

value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

18

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

19

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

20

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

MORE ABOUT INDEX FUNDS

None of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund or NVIT Small Cap Index Fund (the “Index Funds”) attempts to buy or sell securities based on the subadviser’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that the subadviser attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. An Index Fund will buy or sell securities only when the subadviser believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Index Fund (except the NVIT Bond Index Fund) will be lower than that of an “actively” managed fund. However, the Index Funds have operating and other expenses, while an index does not. Therefore, each Index Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Index Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows an Index Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Index Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase,
•	to provide liquidity for redemptions of Fund shares and
•	to keep trading costs low.

In connection with the use of derivative instruments, an Index Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Index Funds may utilize a “full replication” strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, an Index Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process.” The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Index Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If an Index Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INDEX FUND INVESTMENTS

In addition to the investment strategies described below, the Index Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Index Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable

21

Appendix (cont.)

unrated bonds; commercial paper; bank obligations and repurchase agreements. To the extent that an Index Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Index Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

NVIT INTERNATIONAL INDEX FUND

The MSCI EAFE Index is composed of equity securities of larger capitalization companies from various industries whose primary trading markets are in developed markets outside the United States. The countries represented in the MSCI EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country’s relative market capitalization.

Morgan Stanley Capital International Limited (“Morgan Stanley”) chooses the stocks in the MSCI EAFE Index based on factors including market capitalization, trading activity and the overall mix of industries represented in the index. The MSCI EAFE Index is generally considered to broadly represent the performance of international stocks. Morgan Stanley selects stocks for the MSCI EAFE Index based on criteria for the index and does not evaluate whether any particular stock is an attractive investment. Morgan Stanley may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

24

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

25

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

26

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

27

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT Mid Cap Growth Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Mid Cap Growth Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Mid Cap Growth Fund (formerly, Nationwide NVIT Mid Cap Growth Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Mid Cap Growth Fund

•	Class I, Class II, Class III, and Class IV

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Mid Cap Growth Fund (formerly, Nationwide NVIT Mid Cap Growth Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by mid-cap companies, utilizing a growth style of investing. In pursuing the Fund’s objective, the Fund’s subadviser seeks “growth” companies that appear to be reasonably priced, using several of the following characteristics:

•	consistent above-average earnings growth and superior forecasted growth versus the market;
•	financial stability and strength;
•	a healthy balance sheet;
•	strong competitive advantage within a company’s industry;
•	positive investor sentiment;
•	relative market value and
•	strong management team.

The Fund may sell securities based on the following criteria:

•	change in company fundamentals;
•	cheaper attractive stocks become available or
•	financial strength and stability weaken.

While the Fund may also sell a security if its market capitalization exceeds that of its benchmark range, it is not required to sell solely because of that fact.

NFA has selected NorthPointe Capital LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – in general, stocks of mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a mid-cap company may lose substantial value. Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Mid Cap Growth Fund (formerly, Nationwide NVIT Mid Cap Growth Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class IV Shares1

(years ended December 31)

Best Quarter:	21.2%	- 4th qtr. of 2001
Worst Quarter:	−19.2%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[2]	9.01%	16.04%	10.57%

Class II Shares[2]	8.73%	15.83%	10.20%

Class III Shares[2]	8.97%	16.06%	10.58%

Class IV Shares	9.04%	16.08%	10.59%

Russell MidCap® Growth Index[3]	11.43%	17.90%	7.59%

1	The Fund’s predecessor, Market Street Mid Cap Growth Portfolio (the “MS Portfolio”), commenced operations on May 1, 1989. As of April 28, 2003, the Fund acquired all the assets, subject to stated liabilities, of the MS Portfolio. As a result, the performance of the Fund was restated to reflect the previous performance of the MS Portfolio because the MS Portfolio was the survivor for performance purposes. The performance of the Fund prior to April 28, 2003 is no longer reflected when performance is presented for the Fund.

2	Returns until April 28, 2003 are based on the previous performance of the MS Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the acquisition of the MS Portfolio’s assets by the Fund and restatement of the performance of Class I, II, and III shares. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these shares would have produced during those periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to such class and therefore are lower than the returns of Class IV shares. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	The Russell Midcap® Growth Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies in the Russell Midcap Index with higher prices relative to their book values and higher forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Mid Cap Growth Fund (formerly, Nationwide NVIT Mid Cap Growth Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class IV

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None

Other Expenses[3]	0.23%	0.23%	0.26%	0.21%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	0.97%	1.22%	1.00%	0.95%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.15%, 0.15%, 0.18%, and 0.13% for Class I, Class II, Class III and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II and Class III shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amounts permitted. If the full amounts of administrative services fees were charged, total operating expenses, after fee waivers and/or reimbursements, would be 1.07%, 1.32%, 1.07%, and 1.02% for Class I, Class II, Class III and Class IV shares, respectively.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.95% for Class IV shares until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, Class IV shares are below or at the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$99	$309	$536	$1,190

Class II Shares	$124	$387	$670	$1,477

Class III Shares	$102	$318	$552	$1,225

Class IV Shares	$97	$303	$525	$1,166

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes

5

Section 1    NVIT Mid Cap Growth Fund (formerly, Nationwide NVIT Mid Cap Growth Fund) (cont.)

investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NORTHPOINTE CAPITAL LLC (“NORTHPOINTE”) is the subadviser for the Fund and is located at 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084. NorthPointe was organized in 1999 as a domestic equity money management firm dedicated to serving the investment needs of institutions, high-net worth individuals and mutual funds.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.74%. NFA pays NorthPointe a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Robert D. Glise, CFA, is responsible for the day-to-day management of the Fund and investment selection. Mr. Glise joined NorthPointe in April 2002 and has managed the Fund since October 2002. Mr. Glise has over 12 years experience managing mid capitalization securities.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT Mid Cap Growth Fund Financial Highlights

		Investment Activities					Ratios/Supplemental Data
											Ratio of
									Ratio of Net	Ratio of	Investment
			Net				Net		Investment	Expenses	Income (Loss)
Selected Data for a	Net Asset	Net	Realized and		Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Unrealized	Total from	Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	Gains on	Investment	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Period ended December 31, 2003 (e)	$16.53	$(0.07)	$4.99	$4.92	$21.45	29.76%	$137,837	0.98%	(0.49)%	(f)	(f)	109.73%
Year ended December 31, 2004	$21.45	$(0.11)	$3.40	$3.29	$24.74	15.34%	$149,324	0.98%	(0.51)%	(f)	(f)	90.14%
Year ended December 31, 2005	$24.74	$(0.13)	$2.54	$2.41	$27.15	9.74%	$134,094	1.01%	(0.48)%	(f)	(f)	56.01%
Year ended December 31, 2006	$27.15	$—(g)	$2.69	$2.69	$29.84	9.91%	$124,091	0.98%	0.00%	(f)	(f)	65.88%
Year ended December 31, 2007	$29.84	$(0.14)	$2.83	$2.69	$32.53	9.01%	$113,458	0.97%	(0.41)%	0.98%	(0.41)%	80.29%

Class II Shares
Year ended December 31, 2003	$16.77	$(0.03)	$4.69	$4.66	$21.43	27.79%	$2,388	1.17%	(0.64)%	(f)	(f)	109.73%
Year ended December 31, 2004	$21.43	$(0.09)	$3.35	$3.26	$24.69	15.21%	$14,256	1.08%	(0.61)%	(f)	(f)	90.14%
Year ended December 31, 2005	$24.69	$(0.11)	$2.48	$2.37	$27.06	9.60%	$26,825	1.16%	(0.63)%	(f)	(f)	56.01%
Year ended December 31, 2006	$27.06	$(0.06)	$2.67	$2.61	$29.67	9.65%	$125,647	1.23%	(0.37)%	(f)	(f)	65.88%
Year ended December 31, 2007	$29.67	$(0.16)	$2.75	$2.59	$32.26	8.73%	$288,032	1.22%	(0.65)%	1.22%	(0.65)%	80.29%

Class III Shares
Year ended December 31, 2003	$16.53	$(0.03)	$4.98	$4.95	$21.48	29.95%	$628	0.98%	(0.48)%	(f)	(f)	109.73%
Year ended December 31, 2004	$21.48	$(0.10)	$3.39	$3.29	$24.77	15.32%	$1,190	0.98%	(0.50)%	(f)	(f)	90.14%
Year ended December 31, 2005	$24.77	$(0.11)	$2.52	$2.41	$27.18	9.73%	$1,392	1.01%	(0.48)%	(f)	(f)	56.01%
Year ended December 31, 2006	$27.18	$—(g)	$2.70	$2.70	$29.88	9.93%	$1,325	0.99%	(0.01)%	(f)	(f)	65.88%
Year ended December 31, 2007	$29.88	$(0.13)	$2.81	$2.68	$32.56	8.97%	$1,504	1.00%	(0.43)%	1.00%	(0.43)%	80.29%

Class IV Shares
Year ended December 31, 2003 (h)	$15.46	$(0.10)	$6.10	$6.00	$21.46	38.81%	$89,413	0.95%	(0.51)%	1.02%	(0.58)%	109.73%
Year ended December 31, 2004	$21.46	$(0.11)	$3.40	$3.29	$24.75	15.33%	$95,854	0.95%	(0.48)%	0.98%	(0.51)%	90.14%
Year ended December 31, 2005	$24.75	$(0.11)	$2.54	$2.43	$27.18	9.82%	$95,257	0.95%	(0.42)%	1.01%	(0.48)%	56.01%
Year ended December 31, 2006	$27.18	$0.01	$2.69	$2.70	$29.88	9.93%	$92,707	0.95%	0.03%	0.98%	0.02%	65.88%
Year ended December 31, 2007	$29.88	$(0.13)	$2.83	$2.70	$32.58	9.04%	$90,106	0.95%	(0.37)%	0.96%	(0.37)%	80.29%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	There were no fee reductions during the period.
(g)	The amount is less than $0.005 per share.
(h)	The Nationwide Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a

16

Appendix (cont.)

corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt.

17

Appendix (cont.)

Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial

18

Appendix (cont.)

portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

19

Appendix (cont.)

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and

20

Appendix (cont.)

•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Mid Cap Index Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Mid Cap Index Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
More About Index Funds
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Mid Cap Index Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Mid Cap Index Fund

•	Class Y, Class I, Class II and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Mid Cap Index Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks capital appreciation.

PRINCIPAL STRATEGIES

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400®”) before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily futures contracts.

The S&P 400® is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of March 31, 2008, the market capitalizations of companies in the S&P 400® ranged from $26 million to $12.5 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400®, or in the same weightings. The Fund’s portfolio managers choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 400® as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – in general, stocks of mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a mid-cap company may lose substantial value. Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Mid Cap Index Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	18.7%	- 4th qtr. of 1998
Worst Quarter:	−16.8%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class Y Shares[1,3]	7.74%	15.67%	10.33%

Class I Shares[2]	7.56%	15.60%	10.30%

Class II Shares[3]	7.37%	15.39%	10.05%

Class III Shares[3]	7.56%	15.60%	10.30%

S&P 400® Index[4]	7.98%	16.20%	11.19%

1	Class Y shares were known as Class ID shares until May 1, 2008.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II (May 6, 2002), Class III (December 31, 2004) and Class Y (May 1, 2006) shares are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II, Class III and Class Y shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information. Class Y shares’ annual returns have not been restated to reflect any lower expenses applicable to such class.

4	The S&P 400® Index is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Mid Cap Index Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y	Class I	Class II	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.22%	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees	None	None	0.25%	None

Other Expenses[3]	0.07%	0.24%	0.15%	0.22%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	0.29%	0.46%	0.62%	0.44%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17%, 0.08%, and 0.15% for Class I, Class II, and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 0.54%, 0.79%, and 0.54% for Class I, Class II, and Class III shares, respectively. Class Y shares do not pay an administrative services fee.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$30	$93	$163	$368

Class I Shares	$47	$148	$258	$579

Class II Shares	$63	$199	$346	$774

Class III Shares	$45	$141	$246	$555

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

5

Section 1    NVIT Mid Cap Index Fund (cont.)

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) is located at 800 Scudder Mills Road, Plainsboro, NJ 08536 and is the Fund’s subadviser. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.22%. NFA pays BlackRock a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of BlackRock’s Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of the Fund’s portfolio and the selection of the Fund’s investments.

Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 1999 to 2006, and has been a member of the Fund’s management team since 2000. Ms. Jelilian has 14 years experience in investing and in managing index investments.

Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the Fund’s management team since 2000. Mr. Russo has 11 years experience as a portfolio manager and trader.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT Mid Cap Index Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net										Ratio of	Investment
			Realized and							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Unrealized					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Gains	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$11.02	0.06	3.75	3.81	(0.06)	—(e)	(0.06)	$14.77	34.65%	$432,589	0.74%	0.49%	(f)	(f)	11.58%
Year ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)	(0.40)	(0.48)	$16.61	15.73%	$532,474	0.60%	0.62%	(f)	(f)	15.90%
Year ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)	(1.05)	(1.23)	$17.36	12.10%	$576,339	0.55%	0.93%	(f)	(f)	19.32%
Year ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)	(0.25)	(0.46)	$18.59	9.89%	$548,012	0.50%	1.17%	(f)	(f)	13.76%
Year ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,739	0.46%	1.34%	0.47%	1.34%	23.90%

Class II Shares
Year ended December 31, 2003	$11.00	0.03	3.74	3.77	(0.04)	—(e)	(0.04)	$14.73	34.30%	$8,049	0.98%	0.27%	(f)	(f)	11.58%
Year ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)	(0.40)	(0.46)	$16.56	15.50%	$15,367	0.78%	0.45%	(f)	(f)	15.90%
Year ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)	(1.05)	(1.20)	$17.30	11.90%	$21,512	0.72%	0.76%	(f)	(f)	19.32%
Year ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)	(0.25)	(0.43)	$18.53	9.74%	$21,522	0.66%	1.01%	(f)	(f)	13.76%
Year ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,695	0.62%	1.17%	0.62%	1.17%	23.90%

Class Y Shares
Period ended December 31, 2006 (g)	$18.88	0.16	(0.01)	0.15	(0.19)	(0.25)	(0.44)	$18.59	0.94%	$153,172	0.31%	1.38%	(f)	(f)	13.76%
Year ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,469	0.29%	1.28%	0.29%	1.28%	23.90%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The amount is less than $0.005 per share.
(f)	There were no fee waivers/reimbursements during the period.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted index – an index in which the weighting of each security is based on the issuing company’s market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its

16

Appendix (cont.)

investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market

17

Appendix (cont.)

value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

18

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

19

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

20

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

MORE ABOUT INDEX FUNDS

None of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund or NVIT Small Cap Index Fund (the “Index Funds”) attempts to buy or sell securities based on the subadviser’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that the subadviser attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. An Index Fund will buy or sell securities only when the subadviser believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Index Fund (except the NVIT Bond Index Fund) will be lower than that of an “actively” managed fund. However, the Index Funds have operating and other expenses, while an index does not. Therefore, each Index Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Index Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows an Index Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Index Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase,
•	to provide liquidity for redemptions of Fund shares and
•	to keep trading costs low.

In connection with the use of derivative instruments, an Index Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Index Funds may utilize a “full replication” strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, an Index Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process.” The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Index Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If an Index Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INDEX FUND INVESTMENTS

In addition to the investment strategies described below, the Index Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Index Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable

21

Appendix (cont.)

unrated bonds; commercial paper; bank obligations and repurchase agreements. To the extent that an Index Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Index Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

NVIT MID CAP INDEX FUND

The S&P 400® is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses and is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400® is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor’s selects stocks for the S&P 400® based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P 400®, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

 NVIT Multi-Manager International Value Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager International Value Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager International Value Fund (formerly, NVIT International Value Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager International Value Fund

•	Class I, Class II, Class III, Class IV, Class VI and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Multi-Manager International Value Fund (formerly, NVIT International Value Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, including those in emerging market countries. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invests in the securities of companies of any size, including small- and mid-cap companies, located or traded in at least six different countries, foreign markets or regions other than the United States. Nonetheless, the Fund may invest up to 35% of the value of its net assets in the securities of issuers located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. Each of the Fund’s subadvisers uses a value style of investing, which involves buying securities whose market prices appear to be intrinsically undervalued relative to their earnings, book value, cash flow and other measures of value.

While the Fund ordinarily invests in equity securities, it reserves the right, when conditions warrant, to invest up to 35% of the value of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment-grade. The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy, and may invest in currency futures and currency forwards in order to increase returns or hedge against international currency exposure.

The Fund consists of two sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected AllianceBernstein L.P. and JPMorgan Investment Management Inc. as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in international securities in a different manner from each other. NFA allocates assets to subadvisers in an effort to increase diversification among securities and investment styles and thereby seeks to increase the potential for investment return and, at the same time, reduce risk and volatility.

Pursuant to the Manager-of-Managers’ Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers have limits as to the amount of assets that the subadviser will manage.

The two sleeves are each managed as follows:

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”) – uses fundamental and quantitative techniques to identify companies whose long-term earnings power AllianceBernstein believes is not reflected in the securities’ current market prices. AllianceBernstein screens the universe of eligible securities to determine which companies may be undervalued in the stock market, using earnings estimates and financial models to forecast each company’s long-term prospects and expected returns. Emphasis generally is placed on projected long-term performance rather than on near-term economic events. Once AllianceBernstein has identified a range of value stocks eligible for investment by the Fund, it ranks the issuer of each such stock in order of the highest to lowest risk-adjusted expected return. In determining whether to include or how much of a stock to include in its sleeve, AllianceBernstein considers the construction of the sleeve that it manages. AllianceBernstein builds valuation and risk models designed to ensure that its sleeve maintains an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, AllianceBernstein selects those securities that also tend to diversify the Fund’s risk. Because of the dramatic impact that international currency fluctuations can have on equity returns, AllianceBernstein evaluates currency and equity positions separately, and uses currency futures and currency forwards in order to increase returns or hedge against international currency exposure.

JPMORGAN INVESTMENT MANAGEMENT INC.  (“JPMORGAN”) – seeks to add value to the Fund by capitalizing on incorrect market valuations arising across the world’s equity markets. JPMorgan invests in securities it believes to be undervalued, based on a bottom-up, research driven selection process. This process is premised on the philosophy that:

•	fundamental research can determine a stock’s “fair value”;
•	market prices should reach these fair values over time;
•	fundamental research can identify undervalued securities by determining a company’s internal rate of return and by comparing it with that of its sector peers, and

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Section 1    NVIT Multi-Manager International Value Fund (formerly, NVIT International Value Fund) (cont.)

•	investment decisions based on these comparisons may generate superior long-term returns.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield and other lower rated bonds.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

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Section 1    NVIT Multi-Manager International Value Fund (formerly, NVIT International Value Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class IV Shares

(years ended December 31)

Best Quarter:	21.7%	- 2nd qtr. of 2003
Worst Quarter:	−20.8%	- 3rd qtr. of 2002

Average Annual Total Returns1

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[2]	2.92%	18.72%	9.82%

Class II Shares[2]	2.71%	18.40%	9.54%

Class III Shares[2]	2.93%	18.67%	9.80%

Class IV Shares[3]	2.90%	18.65%	9.79%

Class VI Shares[2]	2.70%	18.39%	9.53%

Class Y Shares[2]	2.92%	18.72%	9.82%

MSCI EAFE Index[4]	11.63%	22.08%	9.04%

1	The Fund’s predecessor, the Market Street International Portfolio, commenced operations on November 1, 1991. As of April 28, 2003, the Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street International Portfolio. At that time the Fund took on the performance of the Market Street International Portfolio.

2	Returns until the creation of Class I shares (April 28, 2003), Class II shares (April 28, 2003), Class III shares (April 28, 2003), Class VI shares (April 28, 2004) and Class Y shares (March 27, 2008) are based on the previous performance of Class IV shares of the Fund (which was based on the previous performance of the Fund’s predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I, Class II, Class III, Class VI, and Class Y shares would have produced during the applicable period because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class IV shares. Class Y shares annual returns have not been restated to reflect lower expenses for that class than apply to Class IV shares. Returns for Class III and Class VI shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III and Class VI shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	Returns until the creation of the Fund (April 28, 2003) for Class IV shares are based on the previous performance of the Fund’s predecessor.

4	The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of stocks in developed markets outside the United States and Canada. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

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Section 1    NVIT Multi-Manager International Value Fund (formerly, NVIT International Value Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class IV	Class VI	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None	1.00%	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None	0.25%	None

Other Expenses[3]	0.24%	0.23%	0.24%	0.24%	0.23%	0.09%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.99%	1.23%	0.99%	0.99%	1.23%	0.84%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.15%, 0.14%, 0.15%, 0.15%, and 0.14% for Class I, Class II, Class III, Class IV, and Class VI shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II, Class III and Class VI shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 1.09%, 1.34%, 1.09%, 1.04% and 1.34% for Class I, Class II, Class III, Class IV and Class VI shares, respectively. Class Y shares do not pay an administrative services fee.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$101	$315	$547	$1,213

Class II Shares	$125	$390	$676	$1,489

Class III Shares	$101	$315	$547	$1,213

Class IV Shares	$101	$315	$547	$1,213

Class VI Shares	$125	$390	$676	$1,489

Class Y Shares	$86	$268	$466	$1,037

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives.

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Section 1    NVIT Multi-Manager International Value Fund (formerly, NVIT International Value Fund) (cont.)

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”) is located at 1345 Avenue of the Americas, New York, New York 10105 and is a subadviser for a portion of the Fund.

JPMORGAN INVESTMENT MANAGEMENT INC.  (“JPMORGAN”) is subadviser for a portion of the Fund. JPMorgan is located at 245 Park Avenue, New York, NY 10167. JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.75%. NFA pays each subadviser a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

AllianceBernstein

The portion of the Fund subadvised by AllianceBernstein is managed by AllianceBernstein’s Global Value Investment Policy Group, which includes Sharon E. Fay, Kevin F. Simms and Henry S. D’Auria. Ms. Fay has been Executive Vice President and Chief Investment Officer of the Bernstein Value Equities Unit since June 2003, and of U.K. and European Value Equities since prior to 2002. She has chaired the Global, European and U.K. Value Investment Policy Groups since prior to 2002. Mr. Simms is Senior Vice President of AllianceBernstein, with which he has been associated since prior to 2002, and Co-Chief Investment Officer of International Value Equities since 2003. He is also Director of Research for International Value and Global Value Equities since prior to 2002. Mr. D’Auria is Senior Vice President of AllianceBernstein, with which he has been associated since prior to 2002, Chief Investment Officer of Emerging Markets Value Equities since 2002 and Co-Chief Investment Officer of International Value Equities since 2003.

JPMorgan

The portion of the Fund subadvised by JPMorgan is managed on a team basis. Gerd Woort-Menker, the lead portfolio manager, is ultimately responsible for the final decision with respect to sales and purchases on this portion of the Fund. He works in partnership with Jeroen Huysinga and Georgina Perceval Maxwell in the decision making process. Mr. Woort-Menker, Managing Director, joined JPMorgan in 1987 as a research analyst covering insurance stocks. He later became the head of European research and global research, before becoming a portfolio manager in 1999. Mr. Huysinga, Managing Director, joined JPMorgan as a portfolio manager in 1997. Ms. Maxwell, Vice President, also joined JPMorgan as a portfolio manager in 1997.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

8

SECTION 2    Investing with Nationwide Funds (cont.)

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

9

SECTION 2    Investing with Nationwide Funds (cont.)

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in

10

SECTION 2    Investing with Nationwide Funds (cont.)

an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate

11

SECTION 2    Investing with Nationwide Funds (cont.)

profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT Multi-Manager International Value Fund Financial Highlights

		Investment Activities			Distributions						Ratios/Supplemental Data
															Ratio of Net
														Ratio of	Investment
			Net								Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and						Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net			Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Period ended December 31, 2003 (f)	$9.25	0.02	3.90	3.92	—	—	—	0.09	$13.26	45.08%	$542	1.20%	0.56%	(g)	(g)	91.20%
Year ended December 31, 2004	$13.26	0.18	2.46	2.64	(0.33)	—	(0.33)	0.01	$15.58	20.29%	$6,247	0.86%	1.33%	(g)	(g)	42.68%
Year ended December 31, 2005	$15.58	0.35	1.43	1.78	(0.21)	(0.55)	(0.76)	—	$16.60	12.09%	$4,349	0.91%	1.92%	(g)	(g)	48.94%
Year ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	(1.55)	—	$18.58	22.67%	$3,985	1.01%	1.95%	(g)	(g)	48.61%
Year ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	(1.69)	—	$17.48	2.92%	$2,903	0.99%	2.10%	0.99%	2.10%	157.60%

Class II Shares
Period ended December 31, 2003 (f)	$9.25	0.01	3.87	3.88	—	—	—	0.09	$13.22	44.64%	$1,523	1.45%	0.20%	(g)	(g)	91.20%
Year ended December 31, 2004	$13.22	0.14	2.46	2.60	(0.30)	—	(0.30)	0.01	$15.53	20.00%	$3,368	1.10%	1.69%	(g)	(g)	42.68%
Year ended December 31, 2005	$15.53	0.23	1.51	1.74	(0.18)	(0.55)	(0.73)	—	$16.54	11.79%	$2,852	1.17%	1.40%	(g)	(g)	48.94%
Year ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	(1.51)	—	$18.50	22.40%	$2,972	1.26%	1.68%	(g)	(g)	48.61%
Year ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	(1.61)	—	$17.44	2.71%	$2,488	1.23%	1.85%	1.23%	1.85%	157.60%

Class III Shares
Period ended December 31, 2003 (f)	$9.25	0.05	3.84	3.89	—	—	—	0.09	$13.23	44.75%	$9,620	1.13%	1.30%	(g)	(g)	91.20%
Year ended December 31, 2004	$13.23	0.18	2.45	2.63	(0.33)	—	(0.33)	0.01	$15.54	20.26%	$69,043	0.86%	1.42%	(g)	(g)	42.68%
Year ended December 31, 2005	$15.54	0.24	1.54	1.78	(0.21)	(0.55)	(0.76)	—	$16.56	12.05%	$116,151	0.93%	1.64%	(g)	(g)	48.94%
Year ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	(1.55)	—	$18.53	22.75%	$169,278	1.01%	1.87%	(g)	(g)	48.61%
Year ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	(1.69)	—	$17.43	2.93%	$138,847	0.99%	2.14%	0.99%	2.14%	157.60%

Class IV Shares
Year ended December 31, 2003 (e)	$9.85	0.18	3.41	3.59	(0.27)	—	(0.27)	0.09	$13.26	38.52%	$77,347	1.12%	1.62%	(g)	(g)	91.20%
Year ended December 31, 2004	$13.26	0.22	2.39	2.61	(0.31)	—	(0.31)	0.01	$15.57	20.04%	$73,953	1.00%	1.56%	(g)	(g)	42.68%
Year ended December 31, 2005	$15.57	0.25	1.52	1.77	(0.19)	(0.55)	(0.74)	—	$16.60	11.97%	$66,597	1.03%	1.56%	(g)	(g)	48.94%
Year ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	(1.55)	—	$18.57	22.74%	$67,200	1.02%	1.93%	(g)	(g)	48.61%
Year ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	(1.70)	—	$17.47	2.90%	$57,819	0.99%	2.09%	0.99%	2.09%	157.60%

Class VI Shares
Period ended December 31, 2004 (h)	$13.63	0.13	1.95	2.08	(0.17)	—	(0.17)	0.01	$15.55	15.45%	$13,117	1.11%	0.63%	(g)	(g)	42.68%
Year ended December 31, 2005	$15.55	0.20	1.55	1.75	(0.19)	(0.55)	(0.74)	—	$16.56	11.80%	$42,916	1.19%	1.41%	(g)	(g)	48.94%
Year ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	(1.54)	—	$18.49	22.41%	$138,946	1.26%	1.40%	(g)	(g)	48.61%
Year ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	(1.66)	—	$17.38	2.70%	$282,602	1.23%	1.73%	1.23%	1.73%	157.60%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The NVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g)	There were no fee reductions during the period.
(h)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Investment grade – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Quantitative techniques – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Sleeve – represents the specific portion of a Fund that is managed by one particular subadviser.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the

17

Appendix (cont.)

underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby

18

Appendix (cont.)

failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the

19

Appendix (cont.)

issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences

20

Appendix (cont.)

a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond,

21

Appendix (cont.)

follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Multi-Manager Small Cap Growth Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Small Cap Growth Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Small Cap Growth Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Small Cap Growth Fund

•	Class I, Class II, Class III and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Multi-Manager Small Cap Growth Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks capital growth.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of small-cap companies that are located outside the United States. The Fund may invest without limit in initial public offerings (“IPOs”) of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of two sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisers (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected Oberweis Asset Management, Inc. and Waddell & Reed Investment Management Company as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in small-cap securities in a different manner from each other. NFA allocates assets to subadvisers in an effort to increase diversification among securities and investment styles and thereby seeks to increase the potential for investment return and, at the same time, reduce risk and volatility.

Pursuant to the Manager-of-Managers’ Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers have limits as to the amount of assets that the subadviser will manage.

The two sleeves are each managed as follows:

OBERWEIS ASSET MANAGEMENT, INC.  (“OBERWEIS”) – generally seeks to invest in those companies which it considers to have above-average, long-term growth potential based on its analysis of eight factors that comprise the “Oberweis Octagon”:

•	extraordinarily rapid growth in revenue, particularly from internal growth instead of acquisitions;
•	extraordinarily rapid growth in pre-tax income and earnings per share;
•	reasonable stock price relative to a company’s earnings (generally not more than one-half of the company’s growth rate);
•	products or services that offer the opportunity for substantial future growth;
•	favorable recent revenue and earnings growth trends, ideally showing acceleration;
•	reasonable ratio between a company’s stock price and its level of sales, based on underlying growth prospects and profit margins;
•	review of a company’s financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future issues and
•	high stock market performance relative to stocks of other companies.

These eight factors and the relative weight given to each of them will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, although any one factor could rule out, an investment in a particular company.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”) – seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where WRIMCO sees an opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, including:

•	aggressive or creative management;
•	technological or specialized expertise;
•	new or unique products or services and
•	entry into new or emerging industries.

WRIMCO generally may sell a security if it determines that it no longer offers significant growth potential due to a variety of factors. WRIMCO also may sell a security to take advantage of more attractive investment opportunities or to raise cash.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

3

Section 1    NVIT Multi-Manager Small Cap Growth Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund) (cont.)

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Initial public offering risk – availability of initial public offerings (“IPOs”) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Multi-manager risk – while NFA as the Fund’s investment adviser, monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4

Section 1    NVIT Multi-Manager Small Cap Growth Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	22.5%	- 4th qtr. of 2001
Worst Quarter:	−23.4%	- 3rd qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	9.75%	13.27%	7.73%

Class II Shares[3]	9.50%	13.01%	7.50%

Class III Shares[3]	9.81%	13.24%	7.66%

Class Y Shares[3]	9.75%	13.27%	7.73%

Russell 2000® Growth Index[4]	7.05%	16.50%	4.04%	[6]

1	The Fund commenced operations on May 1, 1999.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II shares (March 7, 2002), Class III shares (July 5, 2002) and Class Y (March 27, 2008) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II, Class III and Class Y shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to such class and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2 , Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The Russell 2000® Growth Index is an unmanaged index that measures the performance of stocks of U.S. companies in the Russell 2000® Index with higher prices relative to their book values and higher forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since April 30, 1999.

5

Section 1    NVIT Multi-Manager Small Cap Growth Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None

Other Expenses[3]	0.27%	0.27%	0.25%	0.10%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.22%	1.47%	1.20%	1.05%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17%, 0.17%, and 0.15% for Class I, Class II, and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.30%, 1.55% and 1.30% for Class I, Class II and Class III shares, respectively. Class Y shares do not pay an administrative services fee.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$124	$387	$670	$1,477

Class II Shares	$150	$465	$803	$1,757

Class III Shares	$122	$381	$660	$1,455

Class Y Shares	$107	$334	$579	$1,283

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

OBERWEIS ASSET MANAGEMENT, INC. (“OBERWEIS”) is subadviser for a portion of the Fund. Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532, and offers investment advice to institutions and individual investors regarding a broad range of investment products. Oberweis was formed in 1989.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”) is the subadviser for a portion of the Fund. WRIMCO is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts.

6

Section 1    NVIT Multi-Manager Small Cap Growth Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund) (cont.)

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.95%. NFA pays each subadviser a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Oberweis

James W. Oberweis, CFA, is responsible for the day-to-day management of Oberweis’ portion of the Fund. Mr. Oberweis has served as portfolio manager of investment companies managed by Oberweis since 1996. In addition, Mr. Oberweis is President, director and controlling shareholder of Oberweis.

WRIMCO

Mark G. Seferovich and Kenneth McQuade are jointly responsible for the day-to-day management of the portion of the Fund managed by WRIMCO. Mr. Seferovich is Senior Vice President of WRIMCO and has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. Mr. McQuade is a Vice President of WRIMCO and has served as assistant portfolio manager and/or analyst of investment companies managed by WRIMCO since 1997.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT Multi-Manager Small Cap Growth Fund Financial Highlights

		Investment Activities					Ratios/Supplemental Data
											Ratio of
									Ratio of Net	Ratio of	Investment
			Net				Net		Investment	Expenses	Income (Loss)
Selected Data for a	Net Asset	Net	Realized and		Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Unrealized	Total from	Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	Gains on	Investment	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$9.66	(0.11)	3.42	3.31	$12.97	34.27%	$156,978	1.34%	(1.03)%	(e)	(e)	121.69%
Year ended December 31, 2004	$12.97	(0.12)	1.86	1.74	$14.71	13.42%	$156,535	1.21%	(0.90)%	(e)	(e)	112.22%
Year ended December 31, 2005	$14.71	(0.13)	1.32	1.19	$15.90	8.09%	$141,684	1.22%	(0.83)%	(e)	(e)	58.28%
Year ended December 31, 2006	$15.90	(0.14)	0.65	0.51	$16.41	3.21%	$123,771	1.25%	(0.81)%	(e)	(e)	58.45%
Year ended December 31, 2007	$16.41	(0.16)	1.76	1.60	$18.01	9.75%	$108,219	1.22%	(0.83)%	1.22%	(0.83)%	63.09%

Class II Shares
Year ended December 31, 2003	$9.63	(0.09)	3.37	3.28	$12.91	34.06%	$8,842	1.59%	(1.29)%	(e)	(e)	121.69%
Year ended December 31, 2004	$12.91	(0.12)	1.82	1.70	$14.61	13.17%	$15,917	1.47%	(1.16)%	(e)	(e)	112.22%
Year ended December 31, 2005	$14.61	(0.14)	1.27	1.13	$15.74	7.73%	$19,521	1.46%	(1.08)%	(e)	(e)	58.28%
Year ended December 31, 2006	$15.74	(0.18)	0.65	0.47	$16.21	2.99%	$19,047	1.51%	(1.07)%	(e)	(e)	58.45%
Year ended December 31, 2007	$16.21	(0.13)	1.67	1.54	$17.75	9.50%	$31,237	1.47%	(1.07)%	1.47%	(1.07)%	63.09%

Class III Shares
Year ended December 31, 2003	$9.62	(0.05)	3.33	3.28	$12.90	34.10%	$978	1.34%	(1.04)%	(e)	(e)	121.69%
Year ended December 31, 2004	$12.90	(0.14)	1.87	1.73	$14.63	13.41%	$996	1.21%	(0.91)%	(e)	(e)	112.22%
Year ended December 31, 2005	$14.63	(0.14)	1.31	1.17	$15.80	8.00%	$833	1.23%	(0.84)%	(e)	(e)	58.28%
Year ended December 31, 2006	$15.80	(0.16)	0.67	0.51	$16.31	3.23%	$667	1.24%	(0.80)%	(e)	(e)	58.45%
Year ended December 31, 2007	$16.31	(0.15)	1.75	1.60	$17.91	9.81%	$613	1.20%	(0.80)%	1.20%	(0.80)%	63.09%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Sleeve – represents the specific portion of a Fund that is managed by one particular subadviser.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its

17

Appendix (cont.)

investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market

18

Appendix (cont.)

value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

19

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

20

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

21

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Multi-Manager Small Cap Value Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Small Cap Value Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Small Cap Value Fund (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Small Cap Value Fund

•	Class I, Class II, Class III, Class IV and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Multi-Manager Small Cap Value Fund
(formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its value of its net assets in equity securities (primarily common stocks) issued by small-cap companies, utilizing a value style of investing. This means that the Fund invests in smaller companies that the portfolio managers believe have good earnings growth potential, but which the market has undervalued. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the portfolio managers believe have favorable prospects for recovery). The Fund may invest in real estate securities, including real estate investment trusts (“REITs”), and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund also may invest in initial public offerings (“IPOs”) of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of three sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected Epoch Investment Partners, Inc., JPMorgan Investment Management Inc. and Aberdeen Asset Management Inc. as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in small-cap securities in a different manner from each other. NFA allocates assets to subadvisers in an effort to increase diversification among securities and investment styles and thereby seeks to increase the potential for investment return and, at the same time, reduce risk and volatility.

Pursuant to the Manager-of-Managers’ Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers have limits as to the amount of assets that the subadviser will manage.

The three sleeves are each managed as follows:

EPOCH INVESTMENT PARTNERS, INC. (“EPOCH”) – seeks to produce superior risk adjusted returns by building portfolios of “businesses” that Epoch believes have outstanding risk/reward profiles without running a high degree of capital risk. In evaluating potential portfolio investments, Epoch focuses less on selecting securities for short-term gain. Rather, Epoch identifies businesses it believes to be worthy of long-term investment and purchases their respective equity securities as a means of investing in such businesses. Epoch constructs a diversified portfolio across attractive sectors, limits individual holding sizes, and only sells securities when they meet specific criteria in order to maintain low relative portfolio turnover. In selecting securities, Epoch begins by screening the universe of small-cap stocks. Within this universe, Epoch determines a business’s valuation and looks for companies selling at or below their determined valuation. In analyzing investments, Epoch considers the management quality, business evaluation, financial strength and other external factors.

JPMORGAN INVESTMENT MANAGEMENT INC. (“JPMORGAN”) – uses quantitative techniques and fundamental research, systematic stock valuation and a disciplined portfolio construction process in managing its sleeve. It seeks to enhance returns and reduce its sleeve’s volatility, as compared to U.S. small-cap companies represented in the Russell 2000® Value Index, by continuously screening the small company universe for those companies that exhibit favorable characteristics, such as attractive valuations, strong business trends and positive market sentiment.

JPMorgan then ranks these companies within economic sectors and selects for purchase the companies it feels to be most attractive within each economic sector while monitoring the overall risk profile of its sleeve. Under normal market conditions, the JPMorgan sleeve will have industry sector weightings comparable to that of the Russell 2000® Value Index, although it may under- or over-weight selected sectors. The stock of a company that exceeds the small-cap capitalization range generally becomes a candidate for sale.

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) – looks at factors such as earnings momentum and relative value, management action and price trends when selecting securities. This sleeve focuses on securities that exhibit some or all of the following characteristics:

•	attractive valuation and near-term strength of business (e.g., based on estimated revisions and earnings surprises);
•	long-term growth prospects of the company and its industry;
•	level of duress a company is experiencing;
•	reasonable stock price relative to a company’s earnings and free cash flow that, in Aberdeen’s opinion, reflects the best standards of value and

3

Section 1    NVIT Multi-Manager Small Cap Value Fund
(formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund) (cont.)

•	quality of earnings.

Aberdeen considers selling a security in its sleeve when:

•	a company’s market capitalization exceeds the benchmark capitalization range;
•	long-term growth prospects deteriorate;
•	more compelling investment values are identified;
•	near-term reported or pre-announced earnings are disappointing and recurring or
•	the stock attains full valuation relative to stocks of similar companies or reaches the portfolio management team’s price target.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Special situation companies risk – these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Initial public offering risk – availability of initial public offerings (“IPOs”) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Sector risk – if the Fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do no emphasize particular sectors.

REIT and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk.

Multi-manager risk – while NFA, monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4

Section 1    NVIT Multi-Manager Small Cap Value Fund
(formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	29.4%	- 2nd qtr. of 1999
Worst Quarter:	-26.3%	- 3rd qtr. of 1998

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1]	-6.89%	15.67%	10.30%

Class II Shares[2]	-7.23%	15.37%	10.05%

Class III Shares[2]	-6.92%	15.68%	10.33%

Class IV Shares[2]	-6.92%	15.69%	10.31%

Class Y Shares[2]	-6.89%	15.67%	10.30%

Russell 2000® Value Index[3]	-9.78%	15.80%	9.06%

1	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2	Returns until the creation of Class II shares (May 6, 2002), Class III shares (May 3, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II, Class III, Class IV and Class Y shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to such class and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The Russell 2000® Value Index measures the performance of stocks of U.S. companies in the Russell 2000® Index with lower prices relative to their book values and lower forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5

Section 1    NVIT Multi-Manager Small Cap Value Fund
(formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class IV	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None	None

Other Expenses[3]	0.27%	0.27%	0.24%	0.23%	0.10%

TOTAL ANNUAL FUND OPERATING EXPENSES[4]	1.14%	1.39%	1.11%	1.10%	0.97%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17%, 0.17%, 0.14% and 0.13% for Class I, Class II, Class III and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II and Class III shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 1.22%, 1.47%, 1.22% and 1.17% for Class I, Class II, Class III and Class IV shares, respectively. Class Y shares do not pay an administrative services fee.

4	The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.03%, as a percentage of the Fund’s average daily net assets, for all share classes of the Fund. This agreement may be terminated at any time. The Adviser may not collect on, or make a claim for, such waived fees at any time in the future.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$116	$362	$628	$1,386

Class II Shares	$142	$440	$761	$1,669

Class III Shares	$113	$353	$612	$1,352

Class IV Shares	$112	$350	$606	$1,340

Class Y Shares	$99	$309	$536	$1,190

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

EPOCH INVESTMENT PARTNERS, INC. (“EPOCH”) is the subadviser for a portion of the Fund. Epoch is wholly-owned by Epoch Holding Corporation, a Delaware corporation. Epoch and Epoch Holding Corporation are

6

Section 1    NVIT Multi-Manager Small Cap Value Fund
(formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund) (cont.)

both located at 640 Fifth Avenue, 18th Floor, New York, New York 10019.

JPMORGAN INVESTMENT MANAGEMENT INC.  (“JPMORGAN”) is the subadviser for a portion of the Fund. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.

ABERDEEN ASSET MANAGEMENT INC.  (“ABERDEEN”) is the subadviser for a portion of the fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.87%. NFA pays each subadviser a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Epoch

The primary portfolio managers for the portion of the Fund managed by Epoch are William W. Priest, David N. Pearl and Michael A. Welhoelter, CFA. Mr. Priest is the Chief Executive Officer, Chief Investment Officer and the cofounder of Epoch. Prior to co-founding Epoch in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC (“Steinberg Priest”) from March 2001 to April 2004. Mr. Priest’s role with respect to managing the Fund is that of Epoch’s Chief Investment Officer overseeing strategy and risk management.

Mr. Pearl joined Epoch in April 2004 and is a Managing Director and Portfolio Manager. From June 2001 to April 2004, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest where he was responsible for both institutional and private client assets. Mr. Pearl’s role with respect to managing the Fund is as lead portfolio manager.

Mr. Welhoelter joined Epoch in June 2005 and is a Managing Director and Portfolio Manager. From October 2001 to June 2005, he was a Director and Portfolio Manager at Columbia Management Group, Inc. Mr. Welhoelter’s role with respect to managing the Fund is quantitative research and risk management.

JPMorgan

Christopher T. Blum, CFA, and Dennis S. Ruhl, CFA, are the primary portfolio managers for the portion of the Fund managed by JPMorgan. Mr. Blum is a Managing Director at JPMorgan, having rejoined the firm in 2001. Mr. Ruhl is a Vice President at JPMorgan, where he has worked since 1999.

Aberdeen

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the portion of the Fund managed by Aberdeen. William Gerlach, CFA, and Charles Purcell, CFA, assist Mr. Haubold.

Mr. Haubold joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since December 2003. Before joining NFA, he was employed by Edge Capital Management, an equity hedge fund he founded in 2000. Mr. Haubold has over 20 years investment management experience.

Mr. Gerlach joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since December 2003. From 1991 until he joined NFA, Mr. Gerlach held numerous positions at Morgan Stanley Investment Management – Miller Anderson & Sherrard, LLP, including as team leader for Mid and Small Cap Equity, managing core and value investment styles.

Mr. Purcell joined Aberdeen in October 2007. Before joining Aberdeen, he was a portfolio manager employed by NFA since December 2003. From 1994 until he joined NFA, Mr. Purcell held numerous positions at Morgan Stanley Investment Management – Miller Anderson & Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT Multi-Manager Small Cap Value Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net										Ratio of	Investment
			Realized and							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset	Net	Unrealized							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	Income (Loss)	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$7.37	(0.02)	4.21	4.19	—	—	—	$11.56	56.85%	$715,099	1.11%	(0.18)%	(f)	(f)	126.29%
Year ended December 31, 2004	$11.56	(0.01)	2.01	2.00	—(g)	(0.94)	(0.94)	$12.62	17.30%	$754,412	1.11%	(0.09)%	(f)	(f)	132.11%
Year ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	$11.53	3.07%	$634,107	1.12%	0.09%	(f)	(f)	188.69%
Year ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	$12.45	17.29%	$587,084	1.13%	0.47%	(f)	(f)	115.12%
Year ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	$9.88	(6.89)%	$410,073	1.14%	0.66%	1.14%	0.66%	94.94%

Class II Shares
Year ended December 31, 2003 (e)	$7.37	(0.04)	4.20	4.16	—	—	—	$11.53	56.45%	$18,446	1.36%	(0.41)%	(f)	(f)	126.29%
Year ended December 31, 2004	$11.53	(0.03)	1.99	1.96	—	(0.94)	(0.94)	$12.55	17.00%	$41,804	1.36%	(0.30)%	(f)	(f)	132.11%
Year ended December 31, 2005	$12.55	(0.02)	0.36	0.34	—(g)	(1.46)	(1.46)	$11.43	2.78%	$44,096	1.38%	(0.15)%	(f)	(f)	188.69%
Year ended December 31, 2006	$11.43	0.03	1.91	1.94	(0.03)	(1.00)	(1.03)	$12.34	17.10%	$55,229	1.38%	0.23%	(f)	(f)	115.12%
Year ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	$9.76	(7.23)%	$37,579	1.39%	0.38%	1.39%	0.38%	94.94%

Class III Shares
Year ended December 31, 2003 (e)	$7.38	(0.01)	4.20	4.19	—	—	—	$11.57	56.78%	$2,568	1.11%	(0.13)%	(f)	(f)	126.29%
Year ended December 31, 2004	$11.57	(0.01)	2.02	2.01	—(g)	(0.94)	(0.94)	$12.64	17.37%	$2,029	1.11%	(0.09)%	(f)	(f)	132.11%
Year ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	$11.55	3.06%	$1,445	1.13%	0.08%	(f)	(f)	188.69%
Year ended December 31, 2006	$11.55	0.07	1.92	1.99	(0.06)	(1.00)	(1.06)	$12.48	17.37%	$1,485	1.12%	0.47%	(f)	(f)	115.12%
Year ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	$9.90	(6.92)%	$992	1.11%	0.68%	1.12%	0.69%	94.94%

Class IV Shares
Period ended December 31, 2003 (h)	$7.49	(0.01)	4.08	4.07	—	—	—	$11.56	54.34%	$53,826	1.10%	(0.18)%	(f)	(f)	126.29%
Year ended December 31, 2004	$11.56	(0.01)	2.01	2.00	—(g)	(0.94)	(0.94)	$12.62	17.30%	$58,521	1.11%	(0.08)%	(f)	(f)	132.11%
Year ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	$11.53	3.07%	$52,727	1.12%	0.10%	(f)	(f)	188.69%
Year ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	$12.45	17.40%	$52,343	1.12%	0.48%	(f)	(f)	115.12%
Year ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	$9.88	(6.92)%	$41,650	1.10%	0.67%	1.11%	0.67%	94.94%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Net investment income (loss) is based on average shares outstanding during the period.
(f)	There were no fee waivers/reimbursements during the period.
(g)	The amount is less than $0.005 per share.
(h)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Quantitative techniques – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

REIT – a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sleeve – represents the specific portion of a Fund that is managed by one particular subadviser.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

17

Appendix (cont.)

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in

18

Appendix (cont.)

many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;

19

Appendix (cont.)

•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred

20

Appendix (cont.)

stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal

21

Appendix (cont.)

and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Multi-Manager Small Company Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Multi-Manager Small Company Fund

10	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

15	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

16	Section 4: Multi-Manager Structure

17	Section 5: Financial Highlights

19	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Multi-Manager Small Company Fund (formerly, Nationwide Multi-Manager NVIT Small Company Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Multi-Manager Small Company Fund

•	Class I, Class II, Class III, Class IV and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

Section 1    NVIT Multi-Manager Small Company Fund (formerly, Nationwide Multi-Manager NVIT Small Company Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small-cap companies. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of small-cap companies that are located outside the United States. Small-cap companies located outside the United States are those whose market capitalizations are similar to those companies listed in the Morgan Stanley Capital International (“MSCI”) Developed Countries Europe, Australasia and Far East (“EAFE”) Small Cap Index. The Fund may invest up to 25% of its total assets in securities of foreign companies, including those in emerging market countries, primarily through ownership of depositary receipts. The Fund may engage in active and frequent trading of portfolio securities.

The Fund may invest without limit in initial public offerings (“IPOs”) of small-cap companies, although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

The Fund consists of seven sleeves, or portions, managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected American Century Investment Management, Inc., Putnam Investment Management, LLC, Gartmore Global Partners, Morgan Stanley Investment Management, Inc., Neuberger Berman Management Inc., Waddell & Reed Investment Management Company and Aberdeen Asset Management Inc. as subadvisers to each manage the assets of a sleeve in the Fund. The subadvisers have been chosen because they approach investing in small-cap securities in a different manner from each other. NFA allocates assets to subadvisers in an effort to increase diversification among securities and investment styles and thereby seeks to increase the potential for investment return and, at the same time, reduce risk and volatility.

Pursuant to the Manager-of-Managers’ Exemptive Order that the Trust received from the Securities and Exchange Commission, NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust. In addition, certain subadvisers have limits as to the amount of assets that the subadviser will manage.

The seven sleeves are each managed as follows:

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”) – uses quantitative techniques in two steps. First, using a quantitative model to measure stock value and growth potential, American Century ranks stocks of companies from most attractive to least attractive. In measuring value, the portfolio managers use, among others:

•	ratio of a company’s current stock price to its book value and
•	ratio of a company’s current stock price to its cash flow.

In measuring growth potential, the portfolio managers use, among others:

•	rate of earnings growth and
•	changes in earnings estimates.

In the second step, American Century engages in portfolio optimization, using a computer to build an overall portfolio of stocks that pass the first step and which American Century believes will provide the optimal balance between risk and expected return in seeking returns that exceed the Fund’s benchmark without assuming additional risk. The portfolio managers do not attempt to time the market, and intend to remain fully invested despite short-term market movements.

American Century generally sells stocks from its portion of the Fund when it believes:

•	a stock becomes less attractive relative to other stock opportunities;

•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified or
•	specific events alter a stock’s prospects.

PUTNAM INVESTMENT MANAGEMENT, LLC (“PUTNAM”) – focuses on value stocks of small-cap companies. Value stocks are those that Putnam believes are currently undervalued by the market, but which it believes are undergoing positive change. If Putnam is correct and other investors recognize the value of such companies, the prices of their stocks may rise. The portfolio managers use an approach that combines use of proprietary quantitative tools to screen for potentially eligible stocks followed by “bottom-up” stock selection based on fundamental research to identify stocks they believe offer attractive investment opportunities. The portfolio managers consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell stocks, and focus in particular on stocks that have experienced a past sharp price decline that may have

Section 1    NVIT Multi-Manager Small Company Fund
(formerly, Nationwide Multi-Manager NVIT Small Company Fund) (cont.)

been driven by investor overreaction in the market. For example, the value of a company’s stock may have fallen because of factors affecting other companies in the same industry, or because of changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest or currency exchange rates.

GARTMORE GLOBAL PARTNERS (“GGP”) – invests its sleeve in equity securities of small-cap companies headquartered or domiciled, or whose principal business functions are located, outside the United States. GGP selects regions, countries and companies it believes have the potential for unexpected growth.

GGP looks for foreign markets that it believes offer the potential for strong economic growth, and assesses the valuation and growth rates both of a particular company and of the market where the company is located. Its portfolio managers conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers seek to pinpoint companies whose prospects appear different from the market’s consensus. The capitalization size of a stock may not be a criterion for selling.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM”) – seeks to invest in high quality companies it believes can be competitive in their respective industries over a sustained period of time. MSIM studies a company’s business model, business visibility and the ability to generate free cash flow and a favorable return on invested capital. MSIM generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

NEUBERGER BERMAN MANAGEMENT INC.  (“NEUBERGER BERMAN”) – looks for undervalued small-cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:

•	above-average returns;
•	an established market niche;
•	circumstances that would make it difficult for new competitors to enter the market;
•	the ability of the companies to finance their own growth and
•	sound future business prospects.

This approach seeks to allow the Fund to benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends. Neuberger Berman follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”) – seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

•	aggressive or creative management;
•	technological or specialized expertise;
•	new or unique products or services and
•	entry into new or emerging industries.

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO also may sell a security to take advantage of more attractive investment opportunities or to raise cash.

ABERDEEN ASSET MANAGEMENT INC.  (“ABERDEEN”) – looks at factors such as earnings momentum and relative value, management action and price trends when selecting securities. This sleeve focuses on securities that exhibit some or all of the following characteristics:

•	attractive valuation and near-term strength of business (e.g., based on estimated revisions and earnings surprises);
•	long-term growth prospects of the company and its industry;
•	level of duress a company is experiencing;
•	reasonable stock price relative to a company’s earnings and free cash flow that, in Aberdeen’s opinion, reflects the best standards of value and
•	quality of earnings.

Aberdeen considers selling a security in its sleeve when:

•	a company’s market capitalization exceeds the benchmark capitalization range;
•	long-term growth prospects deteriorate;
•	more compelling investment values are identified;
•	near-term reported or pre-announced earnings are disappointing and recurring or
•	the stock attains full valuation relative to stocks of similar companies or reaches the portfolio management team’s price target.

Terms highlighted above are defined in the Appendix.

Section 1    NVIT Multi-Manager Small Company Fund
(formerly, Nationwide Multi-Manager NVIT Small Company Fund) (cont.)

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Depositary receipts risk – depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, issuers of unsponsored depositary receipts are not required to disclose information that is, in the United States, considered material. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Initial public offering risk – availability of initial public offerings (“IPOs”) may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

Section 1    NVIT Multi-Manager Small Company Fund
(formerly, Nationwide Multi-Manager NVIT Small Company Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	31.3%	- 4th qtr. of 1999
Worst Quarter:	−19.3%	- 3rd qtr. of 1998

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1]	2.13%	16.62%	10.18%

Class II Shares [2]	1.89%	16.33%	9.90%

Class III Shares [2]	2.11%	16.62%	10.18%

Class IV Shares[2]	2.15%	16.63%	10.18%

Class Y Shares[2]	2.13%	16.62%	10.18%

Russell 2000® Index[3]	−1.57%	16.25%	7.08%

1	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2	Returns until the creation of Class II shares (March 5, 2002), Class III shares (July 1, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II, Class III, Class IV and Class Y shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to such class and therefore are lower than those of Class I shares. Class Y shares annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	The Russell 2000® Index is an unmanaged index that measures the performance of stocks of small-capitalization U.S. companies. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

Section 1    NVIT Multi-Manager Small Company Fund
(formerly, Nationwide Multi-Manager NVIT Small Company Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class IV	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed) [2]	None	None	1.00%	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.93%	0.93%	0.93%	0.93%	0.93%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None	None

Other Expenses[3]	0.26%	0.24%	0.28%	0.24%	0.09%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.19%	1.42%	1.21%	1.17%	1.02%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17%, 0.15%, 0.19% and 0.15% for Class I, Class II, Class III and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II and Class III shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 1.27%, 1.52%, 1.27% and 1.22% for Class I, Class II, Class III and Class IV shares, respectively. Class Y shares do not pay an administrative services fee.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$121	$378	$654	$1,443

Class II Shares	$145	$449	$776	$1,702

Class III Shares	$123	$384	$665	$1,466

Class IV Shares	$119	$372	$644	$1,420

Class Y Shares	$104	$325	$563	$1,248

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”) is a subadviser for a portion of the Fund. American Century is located at 4500 Main Street, Kansas City, Missouri. American Century was formed in 1958.

PUTNAM INVESTMENT MANAGEMENT, LLC.  (“PUTNAM”) is a subadviser for a portion of the Fund. Putnam is located at One Post Office Square, Boston, MA 02109. Putnam is a subsidiary of Putnam, LLC. Putnam, LLC, which generally conducts business under the name Putnam Investments, is owned through a series of wholly-

Section 1    NVIT Multi-Manager Small Company Fund
(formerly, Nationwide Multi-Manager NVIT Small Company Fund) (cont.)

owned subsidiaries by Great-West Lifeco, Inc., which is a financial services holding company with operations in Canada, United States and Europe and is a member of the Power Financial Corporation group of companies.

GARTMORE GLOBAL PARTNERS (“GGP”) is a subadviser for a portion of the Fund. GGP is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is owned by a special purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP’s management and executive teams and a number of employees.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM”) is a subadviser for a portion of the Fund, with principal offices at 522 Fifth Avenue, New York, New York 10036. Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

NEUBERGER BERMAN MANAGEMENT INC.  (“NEUBERGER BERMAN”) is a subadviser for a portion of the Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is an indirect wholly owned subsidiary of Lehman Brothers Holdings Inc.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”) is a subadviser for a portion of the Fund. WRIMCO is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201.

ABERDEEN ASSET MANAGEMENT INC.  (“ABERDEEN”) is a subadviser for a portion of the Fund. Aberdeen is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.93%. NFA pays each subadviser a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

American Century

American Century uses a team of portfolio managers, assistant portfolio managers and analysts to manage a portion of the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objectives and strategy. The portfolio managers on the investment team for the Fund are: Wilhelmine von Turk, Thomas P. Vaiana, Brian Ertley and Melissa Fong. Ms. von Turk, Vice President and Senior Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 and became a Portfolio Manager in February 2000. She is a CFA charterholder. Mr. Vaiana, Vice President and Portfolio Manager, has been a member of the team since 2005. He joined American Century in February 1997, and became a portfolio manager in August 2000. Mr. Ertley, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team since February 2002. He joined American Century in June 1998 and became a portfolio manager in February 2006. He is a CFA charterholder. Ms. Fong, Portfolio Manager and Quantitative Analyst, has been a member of the team since joining American Century in July 2000. She became a portfolio manager in February 2008. She is a CFA charterholder.

Putnam

The primary portfolio managers for the portion of the Fund managed by Putnam are Edward T. Shadek, Jr. and Michael C. Petro. Mr. Shadek is Managing Director, Deputy Head of Investments and Chief Investment Officer of the Small Cap Equities and Small and Mid Cap Value teams, and joined Putnam in 1997. Mr. Shadek is a Certified Public Accountant with 19 years of investment experience. Mr. Petro is a Portfolio Manager and Analyst in the Small and Mid Cap Value team, and joined Putnam in 2002. He a CFA charterholder with 10 years of investment experience.

GGP

The GGP portion of the Fund is managed by the Quantitative Strategies Team, with Michael J. Gleason responsible for day-to-day portfolio management. Mr. Gleason is Head of Quantitative Strategies and joined GGP in 2001 from Putnam Investments. Gerald Campbell, CFA, senior portfolio manager on the Quantitative Strategies Team, joined GGP in September 2005. Mr. Campbell was not employed from 2003 until 2005, and from 2000 until 2003 was employed at Numeric Investors. He has over 16 years of experience as an

Section 1    NVIT Multi-Manager Small Company Fund
(formerly, Nationwide Multi-Manager NVIT Small Company Fund) (cont.)

investment manager and analyst. Alexandre Voitenok, portfolio manager on the Quantitative Strategies Team joined GGP in 2004. From 2001 until 2004, he was employed by Putnam Investments.

MSIM

The Fund’s assets are managed within the U.S. Growth Team. Current members of the team include Dennis Lynch, David Cohen and Sam Chainani, Managing Directors, and Alexander Norton and Jason Yeung, Executive Directors. Although the team works collaboratively, with each member being responsible for the day-to-day management of his particular portion of the sleeve managed by MSIM, to the extent there’s a lead portfolio manager, it is Dennis Lynch. Mr. Lynch has been associated with MSIM in an investment management capacity since May 1998 and began managing the Fund in June 2004. Mr. Cohen has been associated with MSIM in an investment management capacity since May 1993 and began managing the Fund in June 2004. Mr. Chainani has been associated with MSIM in an investment management capacity since July 1996 and began managing the Fund in June 2004. Mr. Norton has been associated with MSIM in an investment management capacity since July 2000 and began managing the Fund in July 2005. Mr. Yeung has been associated with MSIM in an investment management capacity since July 2002 and began managing the Fund in September 2007.

Neuberger Berman

Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D’Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger Berman’s subadvisory activities for the Fund. Both are Vice Presidents of Neuberger Berman.

WRIMCO

Mark G. Seferovich and Kenneth McQuade are responsible for the day-today management of the portion of the Fund managed by WRIMCO. Mr. Seferovich is Senior Vice President of WRIMCO and has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. Mr. McQuade is a Vice President of WRIMCO and has served as assistant portfolio manger and/or analyst of investment companies managed by WRIMCO since 1997.

Aberdeen

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the portion of the Fund managed by Aberdeen. William Gerlach, CFA, and Charles Purcell, CFA, assist Mr. Haubold.

Mr. Haubold joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since December 2003. Before joining NFA, he was employed by Edge Capital Management, an equity hedge fund he founded in 2000. Mr. Haubold has over 20 years investment management experience.

Mr. Gerlach joined Aberdeen in October 2007. Prior to that he was a portfolio manager employed by NFA since December 2003. From 1991 until he joined NFA, Mr. Gerlach held numerous positions at Morgan Stanley Investment Management – Miller Anderson & Sherrard, LLP, including as team leader for Mid and Small Cap Equity, managing core and value investment styles.

Mr. Purcell joined Aberdeen in October 2007. Before joining Aberdeen, he was a portfolio manager employed by NFA since December 2003. From 1994 until he joined NFA, Mr. Purcell held numerous positions at Morgan Stanley Investment Management – Miller Anderson & Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and

•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

Section 5    NVIT Multi-Manager Small Company Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset	Net	Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income (Loss)	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$15.41	(0.07)	6.39	6.32	—	—	—	$21.73	41.01%	$760,078	1.17%	(0.37)%	(e)	(e)	93.72%
Year ended December 31, 2004	$21.73	(0.04)	4.17	4.13	—	(2.90)	(2.90)	$22.96	19.02%	$815,585	1.19%	(0.17)%	(e)	(e)	131.75%
Year ended December 31, 2005	$22.96	(0.03)	2.84	2.81	—	(2.99)	(2.99)	$22.78	12.32%	$831,778	1.20%	(0.12)%	(e)	(e)	128.34%
Year ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	$24.99	12.04%	$749,048	1.19%	0.11%	(e)	(e)	104.59%
Year ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	$22.21	2.13%	$628,302	1.19%	0.24%	1.19%	0.24%	115.83%

Class II Shares
Year ended December 31, 2003	$15.39	(0.12)	6.37	6.25	—	—	—	$21.64	40.61%	$18,345	1.42%	(0.63)%	(e)	(e)	93.72%
Year ended December 31, 2004	$21.64	(0.07)	4.13	4.06	—	(2.90)	(2.90)	$22.80	18.78%	$46,906	1.44%	(0.42)%	(e)	(e)	131.75%
Year ended December 31, 2005	$22.80	(0.07)	2.79	2.72	—	(2.99)	(2.99)	$22.53	12.01%	$74,165	1.45%	(0.37)%	(e)	(e)	128.34%
Year ended December 31, 2006	$22.53	(0.03)	2.63	2.60	(0.01)	(0.46)	(0.47)	$24.66	11.75%	$106,813	1.45%	(0.12)%	(e)	(e)	104.59%
Year ended December 31, 2007	$24.66	0.00	0.67	0.67	—	(3.49)	(3.49)	$21.84	1.89%	$110,373	1.42%	0.01%	1.42%	0.01%	115.83%

Class III Shares
Year ended December 31, 2003	$15.42	(0.08)	6.40	6.32	—	—	—	$21.74	40.99%	$1,199	1.17%	(0.39)%	(e)	(e)	93.72%
Year ended December 31, 2004	$21.74	(0.03)	4.17	4.14	—	(2.90)	(2.90)	$22.98	19.06%	$1,681	1.19%	(0.15)%	(e)	(e)	131.75%
Year ended December 31, 2005	$22.98	(0.02)	2.83	2.81	—	(2.99)	(2.99)	$22.80	12.31%	$2,548	1.22%	(0.14)%	(e)	(e)	128.34%
Year ended December 31, 2006	$22.80	0.03	2.68	2.71	(0.04)	(0.46)	(0.50)	$25.01	12.06%	$4,881	1.18%	0.16%	(e)	(e)	104.59%
Year ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	$22.24	2.11%	$2,985	1.21%	0.19%	1.21%	0.19%	115.83%

Class IV Shares
Period ended December 31, 2003(f)	$15.61	(0.05)	6.17	6.12	—	—	—	$21.73	39.21%	$48,252	1.16%	(0.36)%	(e)	(e)	93.72%
Year ended December 31, 2004	$21.73	(0.04)	4.17	4.13	—	(2.90)	(2.90)	$22.96	19.02%	$44,819	1.19%	(0.18)%	(e)	(e)	131.75%
Year ended December 31, 2005	$22.96	(0.03)	2.84	2.81	—	(2.99)	(2.99)	$22.78	12.32%	$43,206	1.20%	(0.12)%	(e)	(e)	128.34%
Year ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	$24.99	12.04%	$42,375	1.19%	0.12%	(e)	(e)	104.59%
Year ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	$22.21	2.15%	$39,300	1.17%	0.26%	1.17%	0.26%	115.83%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Quantitative techniques – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Sleeve – represents the specific portion of a Fund that is managed by one particular subadviser.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may

Appendix (cont.)

be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common

Appendix (cont.)

practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise.

Appendix (cont.)

Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

Appendix (cont.)

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

Appendix (cont.)

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Money Market Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Money Market Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Money Market Fund (formerly, Nationwide NVIT Money Market Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Money Market Fund

•	Class I, Class IV, Class V, and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Money Market Fund (formerly, Nationwide NVIT Money Market Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

PRINCIPAL STRATEGIES

The Fund seeks to maintain a fixed net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:

•	commercial paper and other fixed-income securities issued by U.S. and foreign corporations;
•	asset-backed securities comprised of commercial paper;
•	U.S. government securities and U.S. government agency securities;
•	obligations of foreign governments;
•	commercial paper issued by states and municipalities and
•	obligations of U.S. banks, foreign banks and U.S. branches of foreign banks.

All of the money market obligations held by the Fund must be denominated in U.S. dollars. The Fund’s money market securities also must be rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, be of comparable quality.

The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

Because the Fund invests in short-term securities, the subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Other risks of investing in the Fund include, among other things:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a money market issuer may be unable to pay the interest or principal when due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is more pronounced with high-yield bonds and other lower rated securities.

Prepayment risk – certain money market instruments will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Asset-backed securities risk – The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.

Share reduction risk – in order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

Obligations of foreign governments – certain foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Money Market Fund (formerly, Nationwide NVIT Money Market Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Please call 800-848-6311 for the Fund’s current 7-day yield.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	1.6%	- 4th qtr. of 2000
Worst Quarter:	0.1%	- 3rd qtr. of 2003

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class Y Shares[1,2]	4.97%	2.73%	3.45%

Class I Shares[3]	4.79%	2.67%	3.42%

Class IV Shares[2]	4.94%	2.80%	3.49%

Class V Shares[2]	4.87%	2.75%	3.46%

1	Class Y shares were known as Class ID shares until May 1, 2008.

2	Returns until the creation of Class IV shares (April 28, 2003), Class V shares (October 21, 2002), and Class Y shares (May 1, 2006) are based on the previous performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, the prior performance is similar to what Class IV, Class V, and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance prior to the creation of Class IV shares, Class V shares, and Class Y shares has not been adjusted to reflect any lower expenses.

3	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

4

Section 1    NVIT Money Market Fund (formerly, Nationwide NVIT Money Market Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y	Class I	Class IV	Class V

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.39%	0.39%	0.39%	0.39%

Distribution and/or Service (12b-1) Fees	None	None	None	None

Other Expenses[2]	0.06%	0.25%	0.21%	0.16%

TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.45%	0.64%	0.60%	0.55%

Amount of Fee Waiver/Expense Reimbursement	None	None	0.10%	None

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)[3]	0.45%	0.64%	0.50%	0.55%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expense are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.19%, 0.15% and 0.10% for Class I, Class IV and Class V shares, respectively, but which are permitted to be as high as 0.25%, 0.20% and 0.10%, respectively. The full amounts of administrative services fees are not reflected in “Other Expenses” for Class I and Class IV shares at this time because the Fund does not currently sell its shares to insurance companies that charge the full amounts permitted. If the full amounts of administrative services fees were charged, total operating expenses, after fee waivers and/or reimbursements, would be 0.70% and 0.55% for Class I and Class IV shares, respectively. Class Y shares do not pay an administrative services fee.

3	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.50% for Class IV shares until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$46	$144	$252	$567

Class I Shares	$65	$205	$357	$798

Class IV Shares	$51	$182	$325	$740

Class V Shares	$56	$176	$307	$689

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”) is the subadviser for the Fund and is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

5

Section 1    NVIT Money Market Fund (formerly, Nationwide NVIT Money Market Fund) (cont.)

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.39%. NFA pays NWAM a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Karen G. Mader, portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the New York Stock Exchange is closed.

7

SECTION 2    Investing with Nationwide Funds (cont.)

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

8

SECTION 2    Investing with Nationwide Funds (cont.)

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in

9

SECTION 2    Investing with Nationwide Funds (cont.)

an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT Money Market Fund Financial Highlights

		Investment Activities		Distributions					Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
									Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset						Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Total from	Net		Capital	Value,		End of	Expenses to	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Investment	Investment	Total	Contributions	End of	Total	Period	Average	to Average	to Average	to Average
the Periods Indicated	Period	Income	Activities	Income	Distributions	from Advisor	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)

Class I Shares
Year ended December 31, 2003	$1.00	0.01	0.01	(0.01)	(0.01)	—	$1.00	0.63%	$1,573,895	0.63%	0.63%	(d)	(d)
Year ended December 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	—	$1.00	0.81%	$1,223,530	0.62%	0.79%	(d)	(d)
Year ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	—	$1.00	2.67%	$1,173,301	0.65%	2.63%	(d)	(d)
Year ended December 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	—	$1.00	4.53%	$1,269,500	0.64%	4.46%	(d)	(d)
Year ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	—(f)	$1.00	4.79%(h)	$1,555,558	0.64%	4.69%	0.64%	4.69%

Class IV Shares
Period ended December 31, 2003 (e)	$1.00	—(f)	—(f)	—(f)	—(f)	—	$1.00	0.46%	$103,515	0.50%	0.67%	0.63%	0.55%
Year ended December 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	—	$1.00	0.94%	$84,415	0.50%	0.91%	0.62%	0.79%
Year ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	—	$1.00	2.82%	$74,115	0.50%	2.76%	0.65%	2.62%
Year ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	—	$1.00	4.67%	$76,973	0.50%	4.58%	0.64%	4.44%
Year ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	—(f)	$1.00	4.94%(h)	$78,295	0.50%	4.83%	0.62%	4.72%

Class V Shares
Year ended December 31, 2003	$1.00	0.01	0.01	(0.01)	(0.01)	—	$1.00	0.71%	$365,299	0.55%	0.70%	(d)	(d)
Year ended December 31, 2004	$1.00	0.01	0.01	(0.01)	(0.01)	—	$1.00	0.89%	$479,706	0.55%	0.92%	(d)	(d)
Year ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	—	$1.00	2.75%	$318,973	0.57%	2.69%	(d)	(d)
Year ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	—	$1.00	4.61%	$466,192	0.56%	4.56%	(d)	(d)
Year ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	—(f)	$1.00	4.87%(h)	$511,681	0.57%	4.76%	0.57%	4.76%

Class Y Shares
Period ended December 31, 2006 (g)	$1.00	0.03	0.03	(0.03)	(0.03)	—	$1.00	3.26%	$15,448	0.48%	4.81%	(d)	(d)
Year ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	—(f)	$1.00	4.97%(h)	$182,710	0.45%	4.79%	0.45%	4.79%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee waivers/reimbursements during the period.
(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f)	The amount is less than $0.005 per share.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

(h)	Includes payment from the Investment Adviser which increased the total return by 0.25%.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

Commercial paper – short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may

16

Appendix (cont.)

be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common

17

Appendix (cont.)

practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise.

18

Appendix (cont.)

Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

19

Appendix (cont.)

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

20

Appendix (cont.)

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Money Market Fund II

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Money Market Fund II

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Short-Term Trading – NVIT Money Market Fund II
Distribution and Services Plans
Revenue Sharing

10	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

11	Section 4: Multi-Manager Structure

12	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Money Market Fund II (formerly, Nationwide NVIT Money Market Fund II)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers only one share class.

Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Money Market Fund II (formerly, Nationwide NVIT Money Market Fund II)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

The NVIT Money Market Fund II is intended for use as an investment option under variable insurance contracts sold to variable contract holders seeking short-term liquidity. As a result, there is no monitoring of the Fund to detect or deter active trading.

PRINCIPAL STRATEGIES

The Fund seeks to maintain a fixed net asset value of $1.00 per share by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:

•	commercial paper and other fixed-income securities issued by U.S. and foreign corporations;
•	asset-backed securities comprised of commercial paper;
•	U.S. government securities and U.S. government agency securities;
•	obligations of foreign governments;
•	commercial paper issued by states and municipalities and
•	obligations of U.S. banks, foreign banks and U.S. branches of foreign banks.

All of the money market obligations held by the Fund must be denominated in U.S. dollars. The Fund’s money market securities also must be rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, be of comparable quality.

The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Because the Fund may be subject to short-term trading by contract holders, typically, the Fund’s dollar-weighted average maturity will be 15 days or less. Because the Fund invests in short-term securities, the subadviser generally sells securities only to meet liquidity needs, especially those caused by active trading of contract holders, to maintain target allocations or to take advantage of more favorable opportunities.

NFA has selected Nationwide Asset Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is intended for use as an investment option offered to variable insurance contract holders who wish to engage in short-term trading. Therefore, the Fund may have higher fees and/or additional transaction costs, and lower yields, than other money market fund options available to variable insurance contract holders who do not seek to engage in short-term trading.

Other risks of investing in the Fund include, among other things:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a money market issuer may be unable to pay the interest or principal when due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is more pronounced with high-yield bonds and other lower rated securities.

Prepayment risk – certain money market instruments will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Asset-backed securities risk – The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.

Share reduction risk – in order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

Obligations of foreign governments – certain foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Money Market Fund II (formerly, Nationwide NVIT Money Market Fund II) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Please call 800-848-6311 for the Fund’s current 7-day yield.

Annual Total Returns

(years ended December 31)

Best Quarter:	1.1%	- 3rd qtr. of 2007
Worst Quarter:	0.0%	- 1st qtr. of 2004

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

NVIT Money Market Fund II	4.25%	2.23%	1.93%

1	The Fund commenced operations on October 2, 2001.

4

Section 1    NVIT Money Market Fund II (formerly, Nationwide NVIT Money Market Fund II) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

Shareholder Fees (paid directly from your investment)[1]	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.21%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.96%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.14% but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees was charged, total operating expenses would be 1.07%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

NVIT Money Market Fund II	$98	$306	$531	$1,178

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NATIONWIDE ASSET MANAGEMENT, LLC (“NWAM”) is the subadviser for the Fund and is located at One Nationwide Plaza, Columbus, Ohio 43215. NWAM is a wholly-owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”) and is an affiliate of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.50%. NFA pays NWAM a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Karen G. Mader, portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

5

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds. The NVIT Money Market Fund II offers only one share class.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

6

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

7

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING – NVIT MONEY MARKET FUND II

The NVIT Money Market Fund II accommodates short-term trading (often described as “market timing”). You should be aware that frequent exchanges into and out of the Fund or frequent redemptions and repurchases of shares of the Fund by you or other shareholders of the Fund, within a short period of time, may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in the Fund.

The NVIT Money Market Fund II may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. The Board of Trustees of the Trust has adopted and implemented policies and procedures to discourage, detect, and prevent short-term trading in all Funds in the Trust except the NVIT Money Market Fund II. Although the NVIT Money Market Fund II was established specifically to accommodate short-term trading, you should be aware of the procedures the Board has adopted for all of the other Funds as you exchange into one of these Funds. Those Funds are described in the applicable prospectus for each such Fund.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a

8

SECTION 2    Investing with Nationwide Funds (cont.)

retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

9

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

10

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

11

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

12

Section 5    NVIT Money Market Fund II Financial Highlights

		Investment Activities		Distributions				Ratios/Supplemental Data
												Ratio of Net
											Ratio of	Investment
								Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Total from	Net		Value,		End of	Expenses to	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Investment	Investment	Total	End of	Total	Period	Average	to Average	to Average	to Average
the Periods Indicated	Period	Income	Activities	Income	Distributions	Period	Return	(000s)	Net Assets	Net Assets	Net Assets (a)	Net Assets (a)

Year ended December 31, 2003	$1.00	—(c)	—(c)	—(c)	—(c)	$1.00	0.18%	$147,736	0.95%	0.17%	0.99%	0.13%
Year ended December 31, 2004	$1.00	—(c)	—(c)	—(c)	—(c)	$1.00	0.41%	$192,820	0.96%	0.43%	0.99%	0.40%
Year ended December 31, 2005	$1.00	0.20	0.02	(0.02)	(0.02)	$1.00	2.26%	$260,557	1.01%	2.24%	(b)	(b)
Year ended December 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.11%	$232,144	1.01%	4.06%	(b)	(b)
Year ended December 31, 2007	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.25%	$266,291	0.96%	4.18%	(b)	(b)

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	There were no fee reductions during the period.
(c)	The amount is less than $0.005 per share.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities

Commercial paper – short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may

14

Appendix (cont.)

be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common

15

Appendix (cont.)

practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise.

16

Appendix (cont.)

Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

17

Appendix (cont.)

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

18

Appendix (cont.)

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

19

Appendix (cont.)

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

20

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

21

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

22

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

23

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

Van Kampen NVIT Comstock Value Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Van Kampen NVIT Comstock Value Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Van Kampen NVIT Comstock Value Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Van Kampen NVIT Comstock Value Fund

•	Class I, Class II, Class IV and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Van Kampen NVIT Comstock Value Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

PRINCIPAL STRATEGIES

Under normal circumstances, the subadviser seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks of companies of any market capitalization, including small- and mid-cap companies. The subadviser employs a contrarian approach in pursuing the Fund’s value style of investing, seeking well-established, under-valued companies believed by the subadviser to possess the potential for capital growth and income.

Portfolio securities are typically sold when the subadviser’s assessments of the capital growth and income potential of such securities materially change.

The Fund may invest up to 25% of the value of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. The Fund may also invest up to 10% of its total assets in real estate investment trusts (“REITs”).

NFA has selected Van Kampen Asset Management as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Contrarian investing risk – contrarian investing attempts to profit by investing in a manner that differs from the current market consensus or trend. This approach carries the risk that (1) the market consensus or trend is actually correct, which can result in losses to the Fund, or (2) the market consensus takes much longer before it agrees with the subadviser’s assessment, which can cause the Fund to miss opportunities for gains.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives

3

Section 1    Van Kampen NVIT Comstock Value Fund (cont.)

strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

REIT risk – the risk associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4

Section 1    Van Kampen NVIT Comstock Value Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	18.1%	-2nd qtr. of 2003
Worst Quarter:	-20.8%	-3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS[1]

Class I Shares[2]	-2.22%	12.78%	3.88%

Class II Shares[3]	-2.61%	12.45%	3.67%

Class IV Shares[3]	-2.19%	12.81%	3.89%

Class Y Shares[3]	-2.22%	12.78%	3.88%

Russell 1000® Value Index[4]	-0.17%	14.63%	7.68%

1	This performance includes performance for a period (prior to May 1, 2002) when a different subadviser managed the Fund.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II (March 28, 2003), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class II, Class IV and Class Y shares would have produced during the applicable periods because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the fees applicable to Class II and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares.

4	The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the largest 1,000 U.S. companies based on market capitalization) with lower prices relative to their book values and lower forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5

Section 1    Van Kampen NVIT Comstock Value Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class IV	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None

Other Expenses[2]	0.22%	0.31%	0.18%	0.08%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.87%	1.21%	0.83%	0.73%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.14%, 0.23%, and 0.10% for Class I, Class II, and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I and Class II shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amounts permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 0.98%, 1.23% and 0.93% for Class I, Class II, and Class IV shares, respectively. Class Y shares do not pay an administrative services fee.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$89	$278	$482	$1,073

Class II Shares	$123	$384	$665	$1,466

Class IV Shares	$85	$265	$460	$1,025

Class Y Shares	$75	$233	$406	$906

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

VAN KAMPEN ASSET MANAGEMENT (“VKAM”) is the subadviser for the Fund and is located at 522 Fifth Avenue, New York, New York 10036. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”). Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley Investment Management.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.65%. NFA pays VKAM a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of portfolio managers led by B. Robert Baker, Jr., Managing Director. Mr. Baker has been a Managing Director of VKAM since December 2000 and has been employed by VKAM since November 1991.

Portfolio Managers Jason S. Leder, Kevin C. Holt, Devin Armstrong, CFA, and James Warwick are also responsible for the day-to-day management of the Fund’s investment portfolio.

6

Section 1    Van Kampen NVIT Comstock Value Fund (cont.)

Mr. Leder, a Managing Director of VKAM, has been employed by VKAM since April 1995. Mr. Holt, a Managing Director of VKAM, has been employed by VKAM since August 1999. Mr. Armstrong, Vice President, has been employed by VKAM since August 2004. From August 2002 to May 2004, Mr. Armstrong attended Columbia Business School, and prior to that, he was a research associate at William Blair & Company. Mr. Warwick, an Executive Director of VKAM, joined VKAM in 2002.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    Van Kampen Multi Sector Bond Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net										Ratio of	Investment
			Realized and							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Unrealized					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Gains	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$7.66	0.11	2.28	2.39	(0.11)	—	(0.11)	$9.94	31.43%	$62,517	0.99%	1.37%	(e)	(e)	71.31%
Year ended December 31, 2004	$9.94	0.14	1.59	1.73	(0.14)	—	(0.14)	$11.53	17.50%	$112,202	0.94%	1.41%	(e)	(e)	31.95%
Year ended December 31, 2005	$11.53	0.20	0.29	0.49	(0.19)	(0.30)	(0.49)	$11.53	4.25%	$103,565	0.94%	1.65%	(e)	(e)	33.13%
Year ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.91%	$112,029	0.93%	1.84%	(e)	(e)	25.62%
Year ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22)%	$93,367	0.87%	1.78%	0.87%	1.78%	29.74%

Class II Shares
Period ended December 31, 2003 (f)	$7.47	0.08	2.47	2.55	(0.09)	—	(0.09)	$9.93	34.20%	$6,092	1.20%	1.27%	1.31%	1.16%	71.31%
Year ended December 31, 2004	$9.93	0.11	1.58	1.69	(0.12)	—	(0.12)	$11.50	17.08%	$34,312	1.20%	1.20%	1.28%	1.11%	31.95%
Year ended December 31, 2005	$11.50	0.14	0.31	0.45	(0.15)	(0.30)	(0.45)	$11.50	3.95%	$60,617	1.28%	1.31%	1.31%	1.29%	33.13%
Year ended December 31, 2006	$11.50	0.16	1.58	1.74	(0.18)	(0.56)	(0.74)	$12.50	15.56%	$204,233	1.26%	1.45%	(e)	(e)	25.62%
Year ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61)%	$316,794	1.21%	1.42%	1.21%	1.42%	29.74%

Class IV Shares
Period ended December 31, 2003 (g)	$7.76	0.09	2.18	2.27	(0.09)	—	(0.09)	$9.94	29.38%	$48,070	0.94%	1.50%	(e)	(e)	71.31%
Year ended December 31, 2004	$9.94	0.15	1.57	1.72	(0.14)	—	(0.14)	$11.52	17.42%	$55,683	0.91%	1.42%	(e)	(e)	31.95%
Year ended December 31, 2005	$11.52	0.19	0.31	0.50	(0.19)	(0.30)	(0.49)	$11.53	4.36%	$55,297	0.93%	1.67%	(e)	(e)	33.13%
Year ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.94%	$58,521	0.90%	1.86%	(e)	(e)	25.62%
Year ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19)%	$48,992	0.83%	1.81%	0.83%	1.81%	29.74%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

1

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Contrarian – an investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t. A contrarian investment strategy generally focuses on out-of-favor securities whose price-to-earnings ratios are lower than the rest of the market or industry, or even their own historic averages.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

REIT – a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked

17.1

Appendix (cont.)

commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in

18

Appendix (cont.)

unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible

19

Appendix (cont.)

adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

20

Appendix (cont.)

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and

21

Appendix (cont.)

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT Nationwide Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Nationwide Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Nationwide Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Nationwide Fund

•	Class I, Class II, Class III, Class IV and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Nationwide Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks total return through a flexible combination of capital appreciation and current income.

PRINCIPAL STRATEGIES

The Fund invests primarily in common stocks and other equity securities, using a multi-disciplined approach which blends fundamental investment and quantitative techniques. The Fund is composed of two sleeves, or portions: a fundamentally managed core equity sleeve and a quantitatively managed core equity sleeve. The fundamental sleeve uses both bottom-up qualitative research as well as quantitative inputs in constructing a core portfolio; the quantitative sleeve seeks to add to the Fund’s performance while moderating its risk versus the Fund’s benchmark. The subadviser integrates these sleeves to produce an overall core equity style, which it may opportunistically “tilt” slightly either in the direction of a growth style or a value style, depending on market circumstances. The subadviser seeks to invest in companies with one or more of the following characteristics:

•	above-average revenue growth;
•	above-average earnings growth;
•	consistent earnings growth and
•	attractive valuation.

In seeking total return, the subadviser seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers. Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods. While many of the stocks in which the Fund invests pay dividends, the subadviser anticipates that capital gains may constitute a somewhat higher proportion of returns than dividends under current market conditions. However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Fund’s returns would be derived from dividends.

The subadviser considers selling a company’s securities if:

•	the share price increases significantly;
•	the earnings outlook becomes less attractive or
•	more favorable opportunities are identified.

The Fund may engage in active and frequent trading of portfolio securities.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Nationwide Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	17.0%	- 4th qtr. of 1998
Worst Quarter:	−19.0%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1,2]	8.18%	13.07%	5.23%

Class II Shares[3]	7.89%	12.79%	5.10%

Class III Shares[3]	8.22%	13.09%	5.26%

Class IV Shares[3]	8.18%	13.07%	5.23%

Class Y Shares[3]	8.18%	13.07%	5.23%

S&P 500® Index[4]	5.49%	12.83%	5.91%

1	Effective October 1, 2007, Aberdeen became subadviser to the Fund which previously had been managed directly by NFA.

2	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

3	Returns until the creation of Class II shares (July 11, 2002), Class III shares (May 6, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the previous performance of Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because all classes of shares invest in the same portfolio of securities. Performance returns for Class II shares have been restated to reflect the additional fees applicable to such class and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Nationwide Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class IV	Class Y

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	None	None

Other Expenses[3]	0.23%	0.26%	0.25%	0.24%	0.07%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.79%	1.07%	0.81%	0.80%	0.63%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.16%, 0.19%, 0.18% and 0.17% for Class I, Class II, Class III and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II and Class III shares, and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amounts permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 0.88%, 1.13%, 0.88% and 0.83% for Class I, Class II, Class III and Class IV shares, respectively. Class Y shares do not pay an administrative services fee.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and that the Fund’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$81	$252	$439	$978

Class II Shares	$109	$340	$590	$1,306

Class III Shares	$83	$259	$450	$1,002

Class IV Shares	$82	$255	$444	$990

Class Y Shares	$64	$202	$351	$786

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ABERDEEN ASSET MANAGEMENT INC. is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

5

Section 1    NVIT Nationwide Fund (cont.)

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.56%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

Gary D. Haubold, CFA, senior portfolio manager, oversees the fundamentally managed portion of the Fund, and Joseph A. Cerniglia, co-portfolio manager, oversees the quantitatively managed portion of the Fund. Mr. Haubold and Mr. Cerniglia are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Haubold joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since December 2003. Before joining NFA, he was employed by Edge Capital Management, an equity hedge fund he founded in 2000. Mr. Haubold has over 20 years of investment managing experience.

Mr. Cerniglia, an Assistant Portfolio Manager and Senior Quantitative Analyst, assumed portfolio co-management responsibilities for the Fund on April 12, 2006. Mr. Cerniglia joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since September 2000, where he was responsible for developing and implementing quantitative investment strategies first for NFA, and then for Aberdeen.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT Nationwide Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
													Ratio of	Investment
			Net							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and							Assets	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	Income	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$8.10	0.08	2.14	2.22	(0.05)	—	(0.05)	$10.27	27.51%	$1,459,917	0.83%	0.83%	(e)	(e)	129.01%
Year ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	—	(0.14)	$11.13	9.75%	$1,402,753	0.83%	1.07%	(e)	(e)	131.43%
Year ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	—	(0.10)	$11.85	7.44%	$1,506,358	0.83%	0.88%	(e)	(e)	179.84%
Year ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	—	(0.14)	$13.32	13.63%	$1,484,346	0.82%	1.08%	(e)	(e)	222.16%
Year ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	$13.59	8.18%	$1,273,467	0.79%	1.08%	0.79%	1.08%	377.04%

Class II Shares
Year ended December 31, 2003	$8.10	0.05	2.15	2.20	(0.04)	—	(0.04)	$10.26	27.23%	$5,570	1.08%	0.60%	(e)	(e)	129.01%
Year ended December 31, 2004	$10.26	0.08	0.89	0.97	(0.11)	—	(0.11)	$11.12	9.53%	$11,210	1.08%	0.95%	(e)	(e)	131.43%
Year ended December 31, 2005	$11.12	0.07	0.71	0.78	(0.08)	—	(0.08)	$11.82	7.04%	$24,550	1.08%	0.66%	(e)	(e)	179.84%
Year ended December 31, 2006	$11.82	0.10	1.48	1.58	(0.12)	—	(0.12)	$13.28	13.40%	$187,747	1.06%	0.88%	(e)	(e)	222.16%
Year ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	$13.54	7.89%	$406,705	1.07%	0.83%	1.08%	0.83%	377.04%

Class III Shares
Year ended December 31, 2003	$8.11	0.09	2.13	2.22	(0.05)	—	(0.05)	$10.28	27.48%	$870	0.83%	0.83%	(e)	(e)	129.01%
Year ended December 31, 2004	$10.28	0.11	0.89	1.00	(0.13)	—	(0.13)	$11.15	9.84%	$847	0.83%	1.05%	(e)	(e)	131.43%
Year ended December 31, 2005	$11.15	0.09	0.73	0.82	(0.11)	—	(0.11)	$11.86	7.35%	$1,595	0.83%	0.86%	(e)	(e)	179.84%
Year ended December 31, 2006	$11.86	0.13	1.49	1.62	(0.14)	—	(0.14)	$13.34	13.71%	$1,781	0.82%	1.02%	(e)	(e)	222.16%
Year ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	$13.62	8.22%	$1,339	0.81%	1.04%	0.81%	1.04%	377.04%

Class IV Shares
Period ended December 31, 2003 (f)	$8.30	0.05	1.95	2.00	(0.03)	—	(0.03)	$10.27	24.17%	$169,690	0.83%	0.85%	(e)	(e)	129.01%
Year ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	—	(0.14)	$11.13	9.75%	$167,051	0.83%	1.06%	(e)	(e)	131.43%
Year ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	—	(0.10)	$11.85	7.44%	$162,547	0.83%	0.86%	(e)	(e)	179.84%
Year ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	—	(0.14)	$13.32	13.63%	$166,542	0.82%	1.09%	(e)	(e)	222.16%
Year ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	$13.59	8.18%	$165,600	0.80%	1.08%	0.80%	1.08%	377.04%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Quantitative techniques – mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a Fund.

Sleeve – represents the specific portion of a Fund that is managed by one particular subadviser.

Total return – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the

16

Appendix (cont.)

London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets

17

Appendix (cont.)

may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it

18

Appendix (cont.)

may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible

19

Appendix (cont.)

declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government

20

Appendix (cont.)

does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Nationwide Leaders Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Nationwide Leaders Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Nationwide Leaders Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Nationwide Leaders Fund

•	Class I, Class II, and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Nationwide Leaders Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

U.S. leader is a U.S. company that the Fund’s management believes has a strong franchise capable of taking advantage of its position in the marketplace. Because these companies have reputations for quality management and superior products and services, the subadviser expects them to become leaders in their industries. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States or if its stock trades primarily in the United States.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. Leaders, primarily in common stocks and convertible securities. The subadviser seeks companies which generally meet one or more of the following characteristics:

•	above-average revenue growth;
•	above-average earnings growth;
•	consistent earnings growth or
•	attractive valuation.

The Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. The Fund typically focuses its investments in a core group of 25 to 35 common stocks of large-cap and mid-cap companies. The Fund may engage in active and frequent trading of portfolio securities.

In seeking total return, the portfolio manager seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers. Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods. While many of the stocks the Fund invests in pay dividends, the portfolio manager anticipates that capital gains may constitute a somewhat higher proportion of returns than dividends under current market conditions. However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Fund’s returns would be derived from dividends.

The subadviser considers selling a company’s securities if:

•	the outlook of the company’s earnings growth becomes less attractive;
•	more favorable opportunities are identified or
•	the company’s stock price has increased significantly.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – in general, stocks of mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a mid-cap company may lose substantial value. Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT Nationwide Leaders Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares

(years ended December 31)

Best Quarter:	14.4%	- 2nd qtr. of 2003
Worst Quarter:	−16.3%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I shares[2]	11.56%	16.29%	12.30%

Class II shares[2]	11.38%	16.11%	12.21%

Class III shares[3]	11.56%	16.34%	12.32%

S&P 500® Index[4]	5.49%	12.83%	6.07%

1	The Fund commenced operations on December 31, 2001. Effective October 1, 2007, Aberdeen became subadviser to the Fund which previously had been managed directly by NFA.

2	Returns until the creation of Class I shares (May 9, 2002) and Class II shares (December 31, 2005) are based on the previous performance of Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I shares and Class II shares would have produced during the applicable period because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to such class and therefore are lower than those of Class I shares.

3	Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Nationwide Leaders Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[4]	0.31%	0.22%	0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	1.11%	1.27%	1.07%

1	Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the S&P 500® Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.70% at its lowest to 0.90% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.19%, 0.10%, and 0.15% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.17%, 1.42%, and 1.17% for Class I, Class II and Class III shares, respectively.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.15% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$113	$353	$612	$1,352

Class II Shares	$129	$403	$697	$1,534

Class III Shares	$109	$340	$590	$1,306

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the

5

Section 1    NVIT Nationwide Leaders Fund (cont.)

Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.80%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the S&P 500® Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter) as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments”. The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays / (charges) the entire performance component of the fee to the Fund’s subadviser, Aberdeen.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.70%	0.80%	0.90%
On assets of $500 million or more but less than $2 billion	0.60%	0.70%	0.80%
On assets of $2 billion and more	0.55%	0.65%	0.75%

PORTFOLIO MANAGEMENT

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. He has managed the Fund since September 2004.

Mr. Haubold joined Aberdeen in October 2007. Prior to that he was a portfolio manager employed by NFA since December 2003. Before joining NFA, he was employed at Edge Capital Management, an equity hedge fund he founded in 2000. He has over 20 years of investment management experience.

6

Section 1    NVIT Nationwide Leaders Fund (cont.)

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT Nationwide Leaders Fund Financial Highlights

		Investment Activities			Distributions						Ratios/Supplemental Data
															Ratio of Net
														Ratio of	Investment
			Net								Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and						Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net	Net			Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Realized	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Fees	Period	Return	(000s)	Net Assets	Net Assets	Net Assets (a)	Net Assets (a)	Turnover (b)

Class I Shares
Year ended December 31, 2003	$9.44	0.01	2.37	2.38	(0.02)	—	(0.02)	0.01	$11.81	25.38%	$530	1.14%	0.05%	(c)	(c)	244.94%
Year ended December 31, 2004	$11.81	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.78	18.79%	$927	1.19%	0.55%	(c)	(c)	259.37%
Year ended December 31, 2005	$13.78	0.15	1.21	1.36	(0.17)	(2.08)	(2.25)	—	$12.89	10.31%	$1,496	1.16%	1.18%	(c)	(c)	483.17%
Year ended December 31, 2006	$12.89	0.10	1.96	2.06	(0.12)	(1.09)	(1.21)	—	$13.74	16.05%	$2,421	1.12%	0.55%	(c)	(c)	671.16%
Year ended December 31, 2007	$13.74	0.12	1.44	1.56	(0.15)	(2.11)	(2.26)	—	$13.04	11.56%	$3,690	1.11%	0.94%	1.11%	0.94%	660.60%

Class III Shares
Year ended December 31, 2003	$9.44	0.01	2.39	2.40	(0.02)	—	(0.02)	0.01	$11.83	25.59%	$8,801	1.13%	0.16%	(c)	(c)	244.94%
Year ended December 31, 2004	$11.83	0.06	2.15	2.21	(0.05)	(0.20)	(0.25)	0.01	$13.80	18.77%	$9,617	1.17%	0.48%	(c)	(c)	259.37%
Year ended December 31, 2005	$13.80	0.16	1.20	1.36	(0.17)	(2.08)	(2.25)	—	$12.91	10.30%	$20,271	1.16%	1.26%	(c)	(c)	483.17%
Year ended December 31, 2006	$12.91	0.10	1.97	2.07	(0.12)	(1.09)	(1.21)	—	$13.77	16.12%	$32,286	1.10%	0.63%	(c)	(c)	671.16%
Year ended December 31, 2007	$13.77	0.15	1.41	1.56	(0.15)	(2.11)	(2.26)	—	$13.07	11.56%	$24,811	1.07%	0.96%	1.08%	0.96%	660.60%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	There were no fee reductions during the period.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $98 million to $452.5 billion as of March 31, 2008.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Total return – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may

17

Appendix (cont.)

be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

18

Appendix (cont.)

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power

19

Appendix (cont.)

of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real

20

Appendix (cont.)

estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

21

Appendix (cont.)

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT S&P 500 Index Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT S&P 500 Index Fund

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

16	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
More About Index Funds
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT S&P 500 Index Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT S&P 500 Index Fund

•	Class I, Class II, Class IV, and Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT S&P 500 Index Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor’s 500® Index (“S&P 500®”) before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily futures contracts.

The S&P 500® is a market-weighted index composed of approximately 500 common stocks of large U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of March 31, 2008, the market capitalizations of companies in the S&P 500® ranged from $98 million to $452.5 billion.

The Fund does not necessarily invest in all of the securities in the S&P 500®, or in the same weightings. The Fund’s subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 500® as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT S&P 500 Index Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class IV Shares

(years ended December 31)

Best Quarter:	15.4%	- 2nd qtr. of 2003
Worst Quarter:	−17.4%	- 3rd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class Y Shares[2,3]	5.13%	12.52%	1.80%

Class I Shares[2]	5.11%	12.50%	1.78%

Class II Shares[2]	4.87%	12.24%	1.55%

Class IV Shares	5.11%	12.50%	1.78%

S&P 500® Index[4]	5.49%	12.83%	2.34%	[5]

1	The Fund’s predecessor, the Market Street Equity 500® Index Portfolio, commenced operations on February 7, 2000. From the Fund’s inception date until October 1, 2002, Market Street Investment Management Company (“MSIM”) served as the investment adviser. On October 1, 2002, NFA replaced MSIM as the investment adviser for the Fund. As of April 28, 2003, the Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street Equity Index 500® Portfolio. At that time the Fund took on the performance of the Market Street Equity Index 500® Portfolio.

2	Returns until the creation of Class I shares (December 31, 2004), Class II shares (December 31, 2004) and Class Y shares (May 1, 2006) are based on the previous performance of Class IV shares of the Fund (which was based on the previous performance of the Fund’s predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I, Class II and Class Y shares would have produced during the applicable period because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV shares. Class Y shares’ annual returns have not been restated to reflect any lower expenses applicable to such class.

3	Class Y shares were known as Class ID shares until May 1, 2008.

4	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

5	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since January 31, 2000.

4

Section 1    NVIT S&P 500 Index Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y	Class I	Class II	Class IV

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	None	None	0.25%	None

Other Expenses[2]	0.07%	0.19%	0.17%	0.19%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.20%	0.32%	0.55%	0.32%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.12%, 0.10% and 0.12% for Class I, Class II and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I and Class II shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 0.45%, 0.70% and 0.40% for Class I, Class II and Class IV shares, respectively. Class Y shares do not pay an administrative services fee.

3	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.23% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$20	$64	$113	$255

Class I Shares	$33	$103	$180	$406

Class II Shares	$56	$176	$307	$689

Class IV Shares	$33	$103	$180	$406

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) is located at 800 Scudder Mills Road, Plainsboro, NJ 08536 and is the Fund’s subadviser. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended

5

Section 1    NVIT S&P 500 Index Fund (cont.)

December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.13%. NFA pays BlackRock a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of BlackRock’s Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of the Fund’s portfolio and the selection of the Fund’s investments.

Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM“) from 1999 to 2006, and has been a member of the Fund’s management team since 2000. Ms. Jelilian has 14 years experience in investing and in managing index investments.

Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the Fund’s management team since 2000. Mr. Russo has 11 years experience as a portfolio manager and trader.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

7

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

8

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

9

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

10

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

14

Section 5    NVIT S&P 500 Index Fund Financial Highlights

		Investment Activities			Distributions				Ratios/Supplemental Data
													Ratio of Net
												Ratio of	Investment
			Net						Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Realized and				Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Unrealized	Total from	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	Gains on	Investment	Investment	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class IV Shares
Year ended December 31, 2003 (e)	$6.24	0.11	1.63	1.74	(0.13)	(0.13)	$7.85	28.33%	$281,115	0.28%	1.51%	0.47%	1.32%	2.41%
Year ended December 31, 2004	$7.85	0.14	0.68	0.82	(0.22)	(0.22)	$8.45	10.59%	$286,933	0.28%	1.74%	0.43%	1.59%	3.10%
Year ended December 31, 2005	$8.45	0.14	0.26	0.40	(0.14)	(0.14)	$8.71	4.75%	$265,571	0.28%	1.58%	0.47%	1.40%	4.29%
Year ended December 31, 2006	$8.71	0.17	1.15	1.32	(0.15)	(0.15)	$9.88	15.32%	$270,585	0.31%	1.80%	0.38%	1.73%	5.40%
Year ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%	$255,677	0.32%	1.77%	0.32%	1.77%	4.93%

Class Y Shares
Period ended December 31, 2006 (f) (g)	$9.15	0.13	0.72	0.85	(0.12)	(0.12)	$9.88	9.42%	$282,751	0.23%	1.99%	0.23%	1.98%	5.40%
Year ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%	$2,217,328	0.20%	1.87%	0.20%	1.87%	4.93%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	The NVIT S&P 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Net investment income (loss) is based on average shares outstanding during the period.

15

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted index – an index in which the weighting of each security is based on the issuing company’s market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its

16

Appendix (cont.)

investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market

17

Appendix (cont.)

value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

18

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

19

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

20

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

MORE ABOUT INDEX FUNDS

None of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund or NVIT Small Cap Index Fund (the “Index Funds”) attempts to buy or sell securities based on the subadviser’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that the subadviser attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. An Index Fund will buy or sell securities only when the subadviser believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Index Fund (except the NVIT Bond Index Fund) will be lower than that of an “actively” managed fund. However, the Index Funds have operating and other expenses, while an index does not. Therefore, each Index Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Index Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows an Index Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Index Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase,
•	to provide liquidity for redemptions of Fund shares and
•	to keep trading costs low.

In connection with the use of derivative instruments, an Index Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Index Funds may utilize a “full replication” strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, an Index Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process.” The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Index Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If an Index Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INDEX FUND INVESTMENTS

In addition to the investment strategies described below, the Index Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Index Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable

21

Appendix (cont.)

unrated bonds; commercial paper; bank obligations and repurchase agreements. To the extent that an Index Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Index Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

NVIT S&P 500 INDEX FUND

The S&P 500® is composed of approximately 500 common stocks selected by Standard & Poor’s, most of which are listed on the New York Stock Exchange. The S&P 500® is generally considered to broadly represent the performance of publicly traded U.S. large capitalization stocks, although a small part of the S&P 500® is made up of foreign companies that have a large U.S. presence. Standard & Poor’s selects stocks for the S&P 500® based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P 500®, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Small Cap Index Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Small Cap Index Fund

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
More About Index Funds
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Small Cap Index Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Small Cap Index Fund

•	Class Y, Class II, Class VII

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Small Cap Index Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000”) as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a “passive” management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Russell 2000 before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily futures contracts.

The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses chosen by Russell Investments based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of February 29, 2008, the market capitalizations of companies in the Russell 2000® ranged from $25 million to $7.4 billion.

The Fund does not necessarily invest in all of the securities in the Russell 2000, or in the same weightings. The Fund’s subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 as a whole.

NFA has selected BlackRock Investment Management, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – in general, stocks of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

PERFORMANCE

Performance information is not provided because the Fund had not completed one full calendar year of operations as of the date of this prospectus.

3

Section 1    NVIT Small Cap Index Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class Y	Class II	Class VII

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.20%	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	None	0.25%	0.40%

Other Expenses[2]	0.07%	0.17%	0.32%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.27%	0.62%	0.92%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are 0.10% and 0.25% for Class II and Class VII shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees for Class II shares is not reflected in “Other Expenses” at this time because the Fund does not currently sell Class II shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses, after fee waivers and/or reimbursements, would be 0.77% for Class II shares. Class Y shares do not pay an administrative services fee.

3	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.30% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class Y Shares	$28	$87	$152	$343

Class II Shares	$63	$199	$346	$774

Class VII Shares	$94	$293	$509	$1,131

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

BLACKROCK INVESTMENT MANAGEMENT, LLC (“BLACKROCK”) is located at 800 Scudder Mills Road, Plainsboro, NJ 08536 and is the Fund’s subadviser. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

4

Section 1    NVIT Small Cap Index Fund (cont.)

MANAGEMENT FEES

The management fee rate listed below for the Fund, expressed as a percentage of the Fund’s average daily net assets and not taking into account any applicable waivers, is a follows:

FUND	ASSETS	FEE

NVIT Small Cap Index	$0 up to $1.5 billion	0.20%

	$1.5 billion up to $3 billion	0.19%

	$3 billion and more	0.18%

NFA pays BlackRock a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of BlackRock’s Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of the Fund’s portfolio and the selection of the Fund’s investments.

Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM“) from 1999 to 2006, and has been a member of the Fund’s management team since 2000. Ms. Jelilian has 14 years experience in investing and in managing index investments.

Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the Fund’s management team since 2000. Mr. Russo has 11 years experience as a portfolio manager and trader.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

5

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

6

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

7

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

8

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

9

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

13

Section 5    NVIT Small Cap Index Fund Financial Highlights

		Investment Activities			Distributions				Ratios/Supplemental Data
Ratio of Net
			Net								Ratio of Net	Ratio of	Investment
			Realized and						Net		Investment	Expenses	Income (Loss)
Selected Data	Net Asset		Unrealized				Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
for Each Share	Value,	Net	Gains	Total from	Net		Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
of Capital	Beginning of	Investment	(Losses) on	Investment	Investment	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
Outstanding	Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover

Class Y Shares
Period ended December 31, 2007 (d)	$10.00	0.11	(0.70)	(0.59)	(0.11)	(0.11)	$9.30	(5.97)%	$343,269	0.27%	1.55%	0.28%	1.56%	21.78%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market-weighted index – an index in which the weighting of each security is based on the issuing company’s market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its

15

Appendix (cont.)

investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market

16

Appendix (cont.)

value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and

17

Appendix (cont.)

decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes

18

Appendix (cont.)

interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

19

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

MORE ABOUT INDEX FUNDS

None of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund or NVIT Small Cap Index Fund (the “Index Funds”) attempts to buy or sell securities based on the subadviser’s economic, financial or market analysis, but instead employs a “passive” investment approach. This means that the subadviser attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. An Index Fund will buy or sell securities only when the subadviser believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Index Fund (except the NVIT Bond Index Fund) will be lower than that of an “actively” managed fund. However, the Index Funds have operating and other expenses, while an index does not. Therefore, each Index Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Index Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows an Index Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Index Fund will invest in options, futures and other derivative instruments in the following circumstances:

•	purchases of Fund shares increase,
•	to provide liquidity for redemptions of Fund shares and
•	to keep trading costs low.

In connection with the use of derivative instruments, an Index Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the target index.

Each of the Index Funds may utilize a “full replication” strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, an Index Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser’s “optimization process.” The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Index Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of the relevant index. If an Index Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INDEX FUND INVESTMENTS

In addition to the investment strategies described below, the Index Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Index Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable

20

Appendix (cont.)

unrated bonds; commercial paper; bank obligations and repurchase agreements. To the extent that an Index Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Index Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds.

NVIT SMALL CAP INDEX FUND

The Russell 2000® Index is composed of common stocks of small-cap U.S. companies. It includes the smallest 2,000 companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies based on market capitalization. The Russell 2000® Index is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000® Index based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. The Frank Russell Company updates the Russell 2000® Index once annually, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes. Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index until the annual update.

21

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

22

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

23

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

24

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

25

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

NVIT Technology and Communications Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT Technology and Communications Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT Technology and Communications Fund (formerly, Nationwide NVIT Global Technology and Communications Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT Technology and Communications Fund

•	Class I, Class II, Class III, and Class VI

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT Technology and Communications Fund (formerly, Nationwide NVIT Global Technology and Communications Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital appreciation.

Technology is the use of science to create new products and services. A technology or communications company is one, for example, that develops, produces or distributes products or services related to computers, semiconductors, electronics, communications, health care or biotechnology.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to technology or communications. The Fund may engage in active and frequent trading of portfolio securities.

A company that is eligible for investment by the Fund typically derives at least 50% of its revenues, net income or assets from the technology or communications sectors. The Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•	technology or communications hardware and equipment;
•	information technology;
•	software;
•	technology or communications consulting services;
•	consumer electronics;
•	internet infrastructures;
•	semiconductors and semiconductor equipment;
•	defense technology and
•	broadcasting.

In analyzing specific companies for possible investment, the Fund’s subadviser ordinarily looks for several of the following characteristics:

•	above-average per share earnings growth;
•	high return on invested capital;
•	a healthy balance sheet;
•	sound financial and accounting policies and overall financial strength;
•	strong competitive advantages;
•	effective research, product development and marketing;
•	development of new technologies;
•	efficient service and strong management;
•	pricing power;
•	reasonable valuation and
•	general operating characteristics that enable the company to compete successfully.

The Fund may invest in technology and communications companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth.

The subadviser considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s total assets in a select group of companies in technology and communications industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual

3

Section 1    NVIT Technology and Communications Fund (formerly, Nationwide NVIT Global Technology and Communications Fund) (cont.)

funds that are diversified across a greater number of securities and industries.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	24.5%	- 2nd qtr. of 2003
Worst Quarter:	−41.3%	- 1st qtr. of 2001

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares	20.09%	16.55%	−8.14%

Class II Shares[2]	20.00%	16.35%	−8.29%

Class III Shares[2]	20.19%	16.54%	−8.04%

Class VI Shares[2]	19.91%	16.46%	−8.18%

GS Technology Composite Index[3]	16.94%	15.58%	−8.40%

1	The Fund commenced operations on June 30, 2000. Effective October 1, 2007, Aberdeen became subadviser to the Fund which previously had been managed directly by NFA.

2	Returns until the creation of the Class II shares (March 28, 2003), Class III shares (May 2, 2002), and Class VI shares (April 28, 2004) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what these shares would have produced during those periods because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I shares. Returns for Class III and Class VI shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III and Class VI shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	The Goldman Sachs (“GS”) Technology Composite Index is an unmanaged, modified, market capitalization-weighted index that measures the performance of companies in the technology sector. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT Technology and Communications Fund (formerly, Nationwide NVIT Global Technology and Communications Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III	Class VI

Shareholder Fees (paid directly from your investment)[1]	None	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.93%	0.93%	0.93%	0.93%

Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%

Other Expenses[4]	0.29%	0.26%	0.24%	0.11%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	1.22%	1.44%	1.17%	1.29%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward by up to 0.10% depending on the Fund’s performance relative to its benchmark, the GS Technology Composite Index. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.78% at its lowest to 0.98% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.18%, 0.15%, 0.13% and 0% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.29%, 1.54%, 1.29% and 1.54% for Class I, Class II, Class III and Class VI shares, respectively.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.23% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$124	$387	$670	$1,477

Class II Shares	$147	$456	$787	$1,724

Class III Shares	$119	$372	$644	$1,420

Class VI Shares	$131	$409	$708	$1,556

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the

5

Section 1    NVIT Technology and Communications Fund (formerly, Nationwide NVIT Global Technology and Communications Fund) (cont.)

performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ABERDEEN ASSET MANAGEMENT INC. is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.93%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. The Fund’s benchmark for determining these performance-based fees is the Goldman Sachs Technology Composite Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable breakpoints (“Base Fee Breakpoints”) as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments.” The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee (as such base fee may be adjusted by Base Fee Breakpoints). NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser, Aberdeen.

OUT OR UNDERPERFORMANCE	CHANGE IN FEES

+/- 1 percentage point	+/-0.02%

+/- 2 percentage points	+/-0.04%

+/- 3 percentage points	+/-0.06%

+/- 4 percentage points	+/-0.08%

+/- 5 percentage points	+/-0.10%

These performance adjusted advisory fees are paid quarterly. The SAI contains more detailed information about any possible performance adjustments.

Under these performance fee arrangements, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.78%	0.88%	0.98%
On assets of $500 million or more but less than $2 billion	0.73%	0.83%	0.93%
On assets of $2 billion and more	0.68%	0.78%	0.88%

6

Section 1    NVIT Technology and Communications Fund (formerly, Nationwide NVIT Global Technology and Communications Fund) (cont.)

PORTFOLIO MANAGEMENT

Robert V. Tango, Jr. is the portfolio manager of the Fund and is responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments. Mr. Tango joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since May 2006. Before joining NFA, he was a Consultant/Equity Analyst with SIDUS Investment Management from December 2005 to May 2006. From July 2004 to October 2005, Mr. Tango was Vice President, Equity Research at Lazard Capital Markets, LLC and from July 2000 to May 2004 he was a Senior Research Analyst, Equity Research at William Blair & Company. He has 13 years of industry experience.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT Technology and Communications Fund Financial Highlights

		Investment Activities					Ratios/Supplemental Data
											Ratio of Net
			Net						Ratio of Net	Ratio of	Investment
			Realized and				Net		Investment	Expenses	Income (Loss)
Selected Data for a	Net Asset	Net	Unrealized		Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Gains	Total from	Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	(Losses) on	Investment	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$2.39	(0.03)	1.35	1.32	$3.71	55.23%	$15,960	1.24%	(0.94)%	(e)	(e)	1,045.37%
Year ended December 31, 2004	$3.71	(0.02)	0.18	0.16	$3.87	4.31%	$20,144	1.30%	(0.69)%	(e)	(e)	728.29%
Year ended December 31, 2005	$3.87	(0.02)	—	(0.02)	$3.85	(0.52)%	$15,010	1.28%	(0.63)%	(e)	(e)	571.34%
Year ended December 31, 2006	$3.85	(0.02)	0.45	0.43	$4.28	11.17%	$17,631	1.15%	(0.55)%	(e)	(e)	352.39%
Year ended December 31, 2007	$4.28	(0.03)	0.89	0.86	$5.14	20.09%	$17,137	1.22%	(0.60)%	1.22%	(0.60)%	499.51%

Class II Shares
Period ended December 31, 2003 (f)	$2.45	(0.01)	1.28	1.27	$3.72	51.84%	$2,128	1.49%	(1.27)%	(e)	(e)	1,045.37%
Year ended December 31, 2004	$3.72	(0.05)	0.20	0.15	$3.87	4.03%	$2,409	1.53%	(0.98)%	(e)	(e)	728.29%
Year ended December 31, 2005	$3.87	(0.04)	0.01	(0.03)	$3.84	(0.78)%	$1,575	1.53%	(0.89)%	(e)	(e)	571.34%
Year ended December 31, 2006	$3.84	(0.03)	0.44	0.41	$4.25	10.68%	$1,443	1.39%	(0.79)%	(e)	(e)	352.39%
Year ended December 31, 2007	$4.25	(0.04)	0.89	0.85	$5.10	20.00%	$1,535	1.44%	(0.83)%	1.44%	(0.83)%	499.51%

Class III Shares
Year ended December 31, 2003	$2.41	(0.02)	1.35	1.33	$3.74	55.19%	$33,398	1.25%	(1.00)%	(e)	(e)	1,045.37%
Year ended December 31, 2004	$3.74	(0.04)	0.20	0.16	$3.90	4.28%	$22,656	1.28%	(0.73)%	(e)	(e)	728.29%
Year ended December 31, 2005	$3.90	(0.02)	—	(0.02)	$3.88	(0.51)%	$17,975	1.29%	(0.64)%	(e)	(e)	571.34%
Year ended December 31, 2006	$3.88	(0.02)	0.45	0.43	$4.31	11.08%	$23,256	1.14%	(0.55)%	(e)	(e)	352.39%
Year ended December 31, 2007	$4.31	(0.03)	0.90	0.87	$5.18	20.19%	$30,290	1.17%	(0.57)%	1.17%	(0.57)%	499.51%

Class VI Shares
Period ended December 31, 2004 (g)	$3.59	(0.01)	0.29	0.28	$3.87	7.80%	$2,693	1.46%	(0.44)%	(e)	(e)	728.29%
Year ended December 31, 2005	$3.87	(0.02)	(0.01)	(0.03)	$3.84	(0.78)%	$3,559	1.39%	(0.73)%	(e)	(e)	571.34%
Year ended December 31, 2006	$3.84	(0.02)	0.45	0.43	$4.27	11.20%	$7,018	1.24%	(0.65)%	(e)	(e)	352.39%
Year ended December 31, 2007	$4.27	(0.02)	0.87	0.85	$5.12	19.91%	$15,968	1.28%	(0.69)%	1.28%	(0.69)%	499.51%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee waivers/reimbursements during the period.
(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(g)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $98 million to $452.5 billion as of March 31, 2008.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent

17

Appendix (cont.)

arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

18

Appendix (cont.)

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

19

Appendix (cont.)

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy

20

Appendix (cont.)

back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;

21

Appendix (cont.)

•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

0

Nationwide Variable Insurance Trust

NVIT U.S. Growth Leaders Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
NVIT U.S. Growth Leaders Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

NVIT U.S. Growth Leaders Fund (formerly, Nationwide NVIT U.S. Growth Leaders Fund)

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

NVIT U.S. Growth Leaders Fund

•	Class I, Class II, and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    NVIT U.S. Growth Leaders Fund (formerly, Nationwide NVIT U.S. Growth Leaders Fund)

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term growth.

U.S. growth leader is a U.S. company that the subadviser believes has a strong and improving franchise capable of taking advantage of growth opportunities. Because these companies appear to have high growth potential and reputations for quality management and superior products and services, the subadviser believes they will become dominant in their industries and to have greater than market earnings growth rates. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. Growth Leaders. The Fund typically focuses its investments in a core group of 25 to 35 common stocks of companies of any size, including small- and mid-cap companies, whose earnings are expected to grow faster than those of other companies in the market. The Fund may hold a limited number of additional common stocks at times when the subadviser is accumulating new positions, selling existing positions, or responding to exceptional market conditions. The Fund may engage in active and frequent trading of portfolio securities.

The Fund is nondiversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies. The Fund will invest 25% or more of its net assets in a group of companies in software and related technology industries.

The subadviser considers selling a company’s security if:

•	it appears unlikely that earnings expectations will be met;
•	the price of the security is or becomes overvalued;
•	the outlook of the company’s earnings growth becomes less attractive and/or
•	more favorable opportunities are identified.

NFA has selected Aberdeen Asset Management Inc. (“Aberdeen”) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Small- and mid-cap securities risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Concentration risk – investing 25% or more of the Fund’s total assets in a select group of companies in software and related technology industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

3

Section 1    NVIT U.S. Growth Leaders Fund (formerly, Nationwide NVIT U.S. Growth Leaders Fund) (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class III Shares

(years ended December 31)

Best Quarter:	24.5%	- 2nd qtr. of 2003
Worst Quarter:	-15.7%	- 2nd qtr. of 2002

Average Annual Total Returns

As of December 31, 2007:

			SINCE
	1 YR	5 YRS	INCEPTION[1]

Class I Shares[2]	22.49%	18.52%	10.11%

Class II Shares[2]	22.12%	18.24%	9.88%

Class III Shares[3]	22.43%	18.56%	10.19%

S&P 500® Index[4]	5.49%	12.83%	6.07%

1	The Fund commenced operations on December 31, 2001. Effective October 1, 2007, Aberdeen became subadviser to the Fund which previously had been managed directly by NFA.

2	Returns until the creation of Class I shares (June 3, 2002) and Class II shares (March 21, 2003) are based on the previous performance of Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class I and Class II shares would have produced during the applicable period because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to such class and therefore are lower than those of Class I shares.

3	Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual return for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

4	The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4

Section 1    NVIT U.S. Growth Leaders Fund (formerly, Nationwide NVIT U.S. Growth Leaders Fund) (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class II	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees[3]	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	None	0.25%	None

Other Expenses[4]	0.27%	0.28%	0.26%

TOTAL ANNUAL FUND OPERATING EXPENSES[5]	1.17%	1.43%	1.16%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	The management fee may be adjusted (1) by breakpoints to the base management fee depending on the assets in the Fund, and (2) upward or downward depending on the Fund’s performance relative to its benchmark, the S&P 500® Index. Therefore, the management fee stated in the table above reflects, to the extent applicable, adjustments based on the Fund’s assets and the Fund’s performance relative to its benchmark as of December 31, 2007. Depending on the performance of the Fund, the management fee at the Fund’s current asset level (as of December 31, 2007) could range from 0.68% at its lowest to 1.12% at its highest. For more information, including a chart that shows the range of the minimum to maximum performance-based fees at all breakpoint levels, see Management Fees.

4	“Other Expenses” include administrative services fees which currently are 0.16%, 0.17%, and 0.15% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.26%, 1.51%, and 1.26% for Class I, Class II and Class III shares, respectively.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.15% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$119	$372	$644	$1,420

Class II Shares	$146	$452	$782	$1,713

Class III Shares	$118	$368	$638	$1,409

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

5

Section 1    NVIT U.S. Growth Leaders Fund (formerly, Nationwide NVIT U.S. Growth Leaders Fund) (cont.)

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ABERDEEN ASSET MANAGEMENT INC. (“ABERDEEN”) is the subadviser for the Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets and the performance of the Fund. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.90%. NFA pays Aberdeen a subadvisory fee from the management fee it receives.

PERFORMANCE-BASED FEES

The Fund pays a performance-based fee to NFA. This performance-based fee can vary depending on the Fund’s performance relative to its benchmark, the S&P 500® Index. This fee is intended to either reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the S&P 500® Index.

The calculation of the total management fee is done in two separate steps. First, the Fund pays a base fee (to be paid at the end of each quarter), as adjusted for any applicable Base Fee Breakpoints as described in the chart shown below under the heading “Base Fee Breakpoints and Performance Adjustments.” The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 36-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly subperiod, and that total fee is paid at the end of that most recently completed quarter. The SAI contains more detailed information about any possible performance adjustments.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of Class III shares. Thus, if the Fund outperforms the S&P 500® Index by 12% or more over a 36-month rolling period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms the S&P 500® Index by 12% or more over a 36-month rolling period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12%. NFA pays/(charges) the entire performance component of the fee to the Fund’s subadviser, Aberdeen.

Under this performance fee arrangement, NFA (and the subadviser) can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than 12%.

Base Fee Breakpoints and Performance Adjustments
(base management fees, as well as the maximum and minimum performance-adjusted fees, not including any applicable waivers)

Net Assets	Minimum Fee	Base Fee	Maximum Fee

On assets up to $500 million	0.68%	0.90%	1.12%
On assets of $500 million or more but less than $2 billion	0.62%	0.80%	0.98%
On assets of $2 billion and more	0.59%	0.75%	0.91%

PORTFOLIO MANAGEMENT

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are jointly responsible for the day-today management of the Fund, including the selection of the Fund’s investments.

Mr. Baggini joined Aberdeen in October 2007. Prior to that, Mr. Baggini was a portfolio manager employed by NFA since March 2000. From November 1996 to March 2000, Mr. Baggini was a portfolio manager for Allied Investment Adviser.

6

Section 1    NVIT U.S. Growth Leaders Fund (formerly, Nationwide NVIT U.S. Growth Leaders Fund) (cont.)

Mr. Burtnick joined Aberdeen in October 2007. Prior to that, Mr. Burtnick was a portfolio manager employed by NFA since May 2002. From 2000 to 2002, Mr. Burtnick served as a risk manager in the private client group of Brown Brothers Harriman & Company and was a portfolio manager.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    NVIT U.S. Growth Leaders Fund Financial Highlights

		Investment Activities			Distributions							Ratios/Supplemental Data
																Ratio of Net
			Net											Ratio of Net	Ratio of	Investment
			Realized and									Net		Investment	Expenses	Income (Loss)
Selected Data for a	Net Asset	Net	Unrealized							Net Asset		Assets at	Ratio of	Income	(Prior to	(Prior to
Share of Capital Stock	Value,	Investment	Gains	Total from	Net	Net				Value,		End of	Expenses to	(Loss) to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Income	(Losses) on	Investment	Investment	Realized	Return	Total	Redemption	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	(Loss)	Investments	Activities	Income	Gains	of Capital	Distributions	Fees	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Year ended December 31, 2003	$7.56	(0.02)	3.95	3.93	—	(0.76)	—	(0.76)	0.01	$10.74	52.14%	$6,199	1.19%	(0.50)%	(e)	(e)	580.71%
Year ended December 31, 2004	$10.74	(0.08)	1.36	1.28	—	(0.46)	—	(0.46)	—	$11.56	12.41%	$6,369	1.29%	(0.77)%	(e)	(e)	520.00%
Year ended December 31, 2005	$11.56	(0.02)	1.32	1.30	—	(2.06)	—	(2.06)	—	$10.80	11.96%	$10,783	1.17%	(0.39)%	(e)	(e)	447.55%
Year ended December 31, 2006	$10.80	0.02	(0.08)	(0.06)	(0.02)	(0.18)	(0.01)	(0.21)	—	$10.53	(0.29)%(f)	$11,510	1.21%(g)	0.26%(g)	(e)	(e)	382.64%
Year ended December 31, 2007	$10.53	(0.05)	2.43	2.38	—	—	—	—	—	$12.91	22.49%	$14,894	1.17%	(0.46)%	1.17%	(0.46)%	344.07%

Class II Shares
Period ended December 31, 2003 (h)	$8.17	(0.02)	3.36	3.34	—	(0.76)	—	(0.76)	0.01	$10.76	41.02%	$4,101	1.43%	(0.66)%	(e)	(e)	580.71%
Year ended December 31, 2004	$10.76	(0.08)	1.33	1.25	—	(0.46)	—	(0.46)	—	$11.55	12.10%	$10,593	1.53%	(1.03)%	(e)	(e)	520.00%
Year ended December 31, 2005	$11.55	(0.04)	1.31	1.27	—	(2.06)	—	(2.06)	—	$10.76	11.70%	$19,067	1.41%	(0.63)%	(e)	(e)	447.55%
Year ended December 31, 2006	$10.76	—(i)	(0.07)	(0.07)	(0.01)	(0.18)	(0.01)	(0.20)	—	$10.49	(0.50)%(f)	$19,777	1.46%(g)	0.02%(g)	(e)	(e)	382.64%
Year ended December 31, 2007	$10.49	(0.08)	2.40	2.32	—	—	—	—	—	$12.81	22.12%	$23,229	1.43%	(0.72)%	1.43%	(0.72)%	344.07%

Class III Shares
Year ended December 31, 2003	$7.58	(0.03)	3.99	3.96	—	(0.76)	—	(0.76)	0.01	$10.79	52.39%	$54,959	1.19%	(0.50)%	(e)	(e)	580.71%
Year ended December 31, 2004	$10.79	(0.11)	1.40	1.29	—	(0.46)	—	(0.46)	—	$11.62	12.45%	$33,158	1.29%	(0.77)%	(e)	(e)	520.00%
Year ended December 31, 2005	$11.62	(0.03)	1.33	1.30	—	(2.06)	—	(2.06)	—	$10.86	11.99%	$37,556	1.17%	(0.38)%	(e)	(e)	447.55%
Year ended December 31, 2006	$10.86	0.04	(0.08)	(0.04)	(0.02)	(0.18)	(0.01)	(0.21)	—	$10.61	(0.29)%(f)	$29,194	1.20%(g)	0.31%(g)	(e)	(e)	382.64%
Year ended December 31, 2007	$10.61	(0.06)	2.44	2.38	—	—	—	—	—	$12.99	22.43%	$25,439	1.16%	(0.45)%	1.16%	(0.45)%	344.07%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	There were no fee reductions during the period.
(f)	Includes reimbursement from the Investment Adviser which increased the total return by 0.66%
(g)	Excludes reimbursement from the Investment Adviser.
(h)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(i)	The amount is less than $0.005 per share.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap Index, ranging from $305 million to $49.6 billion as of February 29, 2008.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $38 million to $7.9 billion as of January 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

17

Appendix (cont.)

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality

18

Appendix (cont.)

and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer

19

Appendix (cont.)

term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to

20

Appendix (cont.)

return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and
•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

21

Appendix (cont.)

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

Nationwide Variable Insurance Trust

Van Kampen NVIT Multi Sector Bond Fund

Fund Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

3	Section 1: Fund Summary, Performance and Management
Van Kampen NVIT Multi Sector Bond Fund

8	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

13	Section 3: Distributions and Taxes
Dividends and Distributions
Tax Status

14	Section 4: Multi-Manager Structure

15	Section 5: Financial Highlights

17	Appendix
Key Terms
Additional Information About Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Van Kampen NVIT Multi Sector Bond Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Van Kampen NVIT Multi Sector Bond Fund

•	Class I and Class III

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Van Kampen NVIT Multi Sector Bond Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to provide above average total return over a market cycle of three to five years.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. and foreign fixed-income securities. The securities in which the Fund may invest include:

•	corporate bonds
•	U.S. government securities
•	U.S. government agency securities
•	mortgage-backed securities
•	high-yield bonds (i.e. “junk bonds”)

Certain foreign securities may include those from emerging market countries, which generally are developing and low or middle income countries found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The subadviser also may use futures and other derivatives in managing the Fund.

The Fund may invest in floating-and variable-rate obligations and may enter into repurchase agreements. The Fund may engage in active and frequent trading of portfolio securities.

The subadviser determines the Fund’s overall maturity and duration targets and country and industry sector allocations, and then selects individual securities in constructing an overall portfolio within those guidelines. The subadviser may increase or decrease exposure to any particular sector or durations in light of changing outlooks for the economy, interest rates and inflation. Similarly, it may invest varying amounts in U.S. and foreign securities, and between investment-grade securities or lower rated securities, based on their perception of relative values.

NFA has selected Morgan Stanley Investment Management Inc. (which often does business using the name Van Kampen) as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of, among other things:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for high-yield bonds.

Lower-rated securities risk – refers to the possibility that the Fund’s investments in high-yield bonds and other lower-rated securities (a.k.a., junk bonds) will subject the Fund to substantial risk of loss as these securities are typically issued by companies without a long track record and they may be more volatile.

Maturity risk – the price of debt securities with longer effective maturities generally is more sensitive to interest rate changes than those with shorter effective maturities.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Event risk – corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of added debt, the credit quality and market value of a company’s bonds may decline significantly.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Prepayment risk – certain bonds will be paid by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

3

Section 1    Van Kampen NVIT Multi Sector Bond Fund (cont.)

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

PLEASE SEE THE APPENDIX FOR ADDITIONAL INFORMATION ON THE FUND’S INVESTMENTS AND ASSOCIATED RISKS.

4

Section 1    Van Kampen NVIT Multi Sector Bond Fund (cont.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns – Class I Shares

(years ended December 31)

Best Quarter:	4.5%	- 2nd qtr. of 2003
Worst Quarter:	−2.1%	- 2nd qtr. of 2004

Average Annual Total Returns

As of December 31, 2007:

	1 YR	5 YRS	10 YRS

Class I Shares[1]	4.62%	6.01%	5.11%

Class III Shares[2]	4.62%	6.01%	5.11%

Lehman Brothers U.S. Aggregate Index[3]	6.96%	4.42%	5.97%

Multi Sector Bond Composite Index[4]	6.88%	6.67%	6.61%

1	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2	Returns until the creation of Class III shares (December 31, 2004) are based on the previous performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, the performance is similar to what Class III shares would have produced during the applicable period because both classes of shares invest in the same portfolio of securities. Returns for Class III shares do not reflect applicable short-term trading fees. If these fees were reflected, the annual returns for Class III shares would have been lower. See Section 2, Investing with Nationwide Funds: Short-Term Trading Fees for more information.

3	The Lehman Brothers U.S. Aggregate Index, the Fund’s primary index, is an unmanaged index of U.S. Treasury, agency, corporate and mortgage pass-through securities. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The Multi Sector Bond Composite Index is a hypothetical combination of 60% Citigroup U.S. Broad Investment-Grade Bond Index, 15% Citigroup U.S. High-Yield Market Index, 15% Citigroup World Government Bond Index-unhedged and 10% JPMorgan Emerging Markets Bond Index. Unlike mutual funds, the Composite Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index. Because the Composite Index comprises the types of securities, in substantially similar percentages, as the Fund’s portfolio, it may be useful to supplementally compare the Fund’s performance to this Index as well as to the Fund’s primary index, the Lehman Brothers U.S. Aggregate Index.

5

Section 1    Van Kampen NVIT Multi Sector Bond Fund (cont.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

	Class I	Class III

Shareholder Fees (paid directly from your investment)[1]	None	None

Short-Term Trading Fee (as a percentage of amount redeemed)[2]	None	1.00%

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[3]	0.27%	0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.01%	1.01%

Amount of Fee Waiver/Expense Reimbursements[4]	0.05%	0.05%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.96%	0.96%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

3	“Other Expenses” include administrative services fees which currently are 0.17% for both share classes, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees were charged, total operating expenses would be 1.04% for each of Class I and Class III shares.

4	The Trust and the Adviser have entered into a written agreement waiving management fees in the amount of 0.05%, as a percentage of the Fund’s average daily net assets, for all share classes of the Fund until at least May 1, 2009. The Adviser may not collect on, or make a claim for, such waived fees at any time in the future.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

	1 YR	3 YRS	5 YRS	10 YRS

Class I Shares	$98	$317	$553	$1,232

Class III Shares	$98	$317	$553	$1,232

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISERS

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM”) is the subadviser for the Fund and is located at 522 Fifth Avenue, New York, New York 10036. MSIM does business in certain instances, including with respect to the Fund, using the name Van Kampen.

Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a global financial services firm that maintains market positions in each of its three primary businesses- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

6

Section 1    Van Kampen NVIT Multi Sector Bond Fund (cont.)

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from January 1, 2008 to June 30, 2008.

MANAGEMENT FEES

The Fund pays NFA a management fee based on the Fund’s average daily net assets. The actual management fee paid by the Fund for the fiscal year ended December 31, 2007, expressed as a percentage of the Fund’s average daily net assets and taking into account any applicable waivers, was 0.74%. NFA pays MSIM a subadvisory fee from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by MSIM’s Taxable Fixed Income Team. Current members of the team include W. David Armstrong (co-lead manager), Abigail McKenna, Henry Choi and Robert M. Sella (co-lead manager). Mr. Armstrong is Managing Director of MSIM, joining the firm in 1998. Ms. McKenna is a Managing Director of MSIM. She joined MSIM in 1996. Mr. Sella is a Managing Director of MSIM, joining the firm in 1992. Mr. Choi is a Managing Director with MSIM and has been with Morgan Stanley since December 2007. Prior to joining MSIM, Mr. Choi was a portfolio manager at Citibank from May 2006 to October 2007, and a portfolio manager at Standard Pacific Capital from April 2003 to April 2005. Portfolio Management team members can change without notice from time to time.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

7

SECTION 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class Y shares (formerly known as Class ID shares). Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II, Class VI, Class VII and Class VIII shares. Class III, Class VI and Class VIII shares may be subject to a short-term trading fee as described below. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds, including the NVIT Investor Destinations Funds and the NVIT Cardinal Funds. Class IV shares are sold to separate accounts of:

•	Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (“NLICA”)
•	Nationwide Life and Annuity Company of American (formerly Provident Mutual Life and Annuity Company of America) (“NLACA”)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares.

In calculating the NAV for the NVIT Money Market Fund and the NVIT Money Market Fund II, the Fund’s securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day

8

SECTION 2    Investing with Nationwide Funds (cont.)

•	Other days when the New York Stock Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares (other than shares of the NVIT Money Market Fund II) is engaged in excessive trading, or if the amount of the redemption request otherwise would

9

SECTION 2    Investing with Nationwide Funds (cont.)

be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds (except the NVIT Money Market Fund II) seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds (except the NVIT Money Market Fund II) and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III, Class VI and Class VIII shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund (except the NVIT Money Market Fund II) does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund (except the NVIT Money Market Fund II) has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund (except the NVIT Money Market Fund II) has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

10

SECTION 2    Investing with Nationwide Funds (cont.)

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III, Class VI and Class VIII shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III, Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III, Class VI or Class VIII shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III, Class VI or Class VIII shares for 60 days or less. For this purpose, if Class III, Class VI or Class VIII shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III, Class VI or Class VIII shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II, Class VI, Class VII and Class VIII shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class VI, Class VII or Class VIII shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares and 0.40% of the average daily net assets of a Fund’s Class VII or Class VIII shares.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, Class VI, Class VII and Class VIII shares, 0.20% with respect to Class IV shares, and 0.10% with respect to Class V shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected

11

SECTION 2    Investing with Nationwide Funds (cont.)

level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12

SECTION 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

13

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

14

Section 5    Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years ended December 31 or, if the Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Trust’s annual reports, which are available upon request.

15

Section 5    Van Kampen NVIT Comstock Value Fund Financial Highlights

		Investment Activities			Distributions					Ratios/Supplemental Data
														Ratio of Net
			Net										Ratio of	Investment
			Realized and							Net		Ratio of Net	Expenses	Income
Selected Data for a	Net Asset		Unrealized					Net Asset		Assets at	Ratio of	Investment	(Prior to	(Prior to
Share of Capital Stock	Value,	Net	Gains	Total from	Net	Net		Value,		End of	Expenses to	Income to	Reimbursements)	Reimbursements)
Outstanding Throughout	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	to Average	to Average	Portfolio
the Periods Indicated	Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000s)	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Net Assets (b) (c)	Turnover

Class I Shares
Year ended December 31, 2003	$9.28	0.36	0.74	1.10	(0.52)	—	(0.52)	$9.86	12.12%	$226,525	1.01%	3.75%	(d)	(d)	296.62%
Year ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)	—	(0.49)	$10.00	6.53%	$238,502	1.01%	4.23%	(d)	(d)	212.84%
Year ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)	(0.05)	(0.44)	$9.78	2.18%	$258,958	1.03%	4.26%	(d)	(d)	157.82%
Year ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)	(0.02)	(0.42)	$9.81	4.84%	$241,027	1.02%	4.24%	(d)	(d)	100.56%
Year ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	—(e)	(0.39)	$9.86	4.62%	$240,237	1.01%	4.65%	1.01%	4.65%	101.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	There were no fee reductions during the period.
(e)	The amount is less than $0.01.

16

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Duration – related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries – developing and low or middle income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

High-yield bonds – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Total return – investment return that reflects both capital appreciation or depreciation (increase or decrease in the market value of a security) and income (i.e., interest or dividends).

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

BORROWING – the Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return.

COMMODITY-LINKED DERIVATIVES – allow investors exposure to the investment returns of real assets that trade in the commodities markets without investing directly in physical commodities. Real assets, as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products. The value of a commodity-linked derivative is typically based upon the price movements of its linked commodities, a commodity index, or some other readily

17

Appendix (cont.)

measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

CONVERTIBLE SECURITIES – generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

BANK AND CORPORATE LOANS – commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on bank or corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate or bank loan, a Fund may become a member of the syndicate.

The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in

18

Appendix (cont.)

unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKET RISKS – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EQUITY INTERESTS IN FOREIGN INVESTMENT FUNDS OR TRUSTS – in some countries, it is common practice to gain market exposure by purchasing shares of investment companies that in turn invest in the securities of these countries.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible

19

Appendix (cont.)

adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

20

Appendix (cont.)

PORTFOLIO TURNOVER – a Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

PREFERRED STOCK – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

REITS – Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities. Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate. REITs that invest in real estate mortgages are subject to risk of default or prepayment risk.

REPURCHASE AGREEMENTS – each Fund may make a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

SECURITIES LENDING – a Fund may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could, under certain circumstances, trigger adverse tax consequences to a Fund. Securities lending is used to enhance a Fund’s returns or manage its risks.

SELECTION RISK – each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark or other funds with similar investment objectives and strategies.

SMALL-CAP AND MID-CAP RISK – a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value. Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

•	short-term U.S. government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly and

21

Appendix (cont.)

•	shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

WARRANTS – equity securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON BONDS – these securities pay no interest during the life of the security, and are issued by a wide variety of governmental issuers. They often are sold at a deep discount. Zero coupon bonds may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the interest, even though such payments are not actually being made. To avoid federal income tax liability, a Fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

22

Appendix (cont.)

The following tables identify the Funds to which the investments and risks apply. A Fund may invest in or use still other types of investments or strategies not shown here if less than 5% of its net assets are invested or exposed. The Statement of Additional Information contains information about such investments or strategies and the Funds that may use them.

		Gartmore	Gartmore	Gartmore	Gartmore	Gartmore
	Federated	NVIT	NVIT	NVIT	NVIT	NVIT	JPMorgan
	NVIT	Developing	Emerging	Global	International	Worldwide	NVIT
	High Income	Markets	Markets	Utilities	Equity	Leaders	Balanced
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓						✓

Borrowing

Commodity-linked derivatives				✓

Convertible securities	✓			✓			✓

Corporate and bank loans	✓						✓

Credit risk	✓						✓

Currency risk	✓	✓	✓	✓	✓	✓	✓

Depositary receipts	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk		✓	✓	✓	✓	✓

Equity interests in foreign funds or trusts				✓

Event risk	✓						✓

Floating- and variable-rate securities	✓						✓

Foreign government debt securities risk	✓						✓

Foreign custody risk	✓	✓	✓	✓	✓	✓	✓

Foreign securities risk	✓	✓	✓	✓	✓	✓	✓

High-yield bonds	✓						✓

Inflation risk	✓						✓

Interest rate risk	✓						✓

Liquidity risk	✓

Mortgage-backed securities	✓						✓

Portfolio turnover		✓	✓	✓	✓	✓	✓

Preferred stock	✓		✓	✓	✓	✓	✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk		✓	✓	✓	✓

Stock market risk		✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities	✓						✓

Warrants				✓		✓	✓

Zero coupon bonds	✓						✓

23

Appendix (cont.)

	NVIT	NVIT	NVIT Global	NVIT		NVIT	NVIT	NVIT
	Bond	Enhanced	Financial	Government	NVIT	Health	International	Mid Cap
	Index	Income	Services	Bond	Growth	Sciences	Index	Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities	✓	✓

Borrowing	✓						✓

Commodity-linked derivatives			✓			✓

Convertible securities			✓		✓	✓		✓

Corporate and bank loans		✓

Credit risk	✓	✓		✓

Currency risk			✓		✓	✓	✓	✓

Depositary receipts			✓		✓	✓	✓	✓

Derivatives	✓	✓	✓		✓	✓	✓	✓

Emerging market risk			✓			✓

Equity interests in foreign funds or trusts			✓			✓

Event risk	✓	✓

Floating- and variable-rate securities	✓	✓		✓

Foreign government debt securities risk	✓

Foreign custody risk	✓		✓		✓	✓	✓	✓

Foreign securities risk	✓		✓		✓	✓	✓	✓

High-yield bonds

Inflation risk	✓	✓		✓

Interest rate risk	✓	✓		✓

Liquidity risk	✓

Mortgage-backed securities	✓	✓		✓

Portfolio turnover	✓		✓		✓	✓		✓

Preferred stock			✓		✓	✓		✓

REITs

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓		✓

Small-cap and mid-cap risk			✓		✓	✓		✓

Stock market risk			✓		✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓

TIPS bonds	✓			✓

U.S. government and agency securities	✓	✓		✓

Warrants			✓		✓	✓		✓

Zero coupon bonds		✓		✓

24

Appendix (cont.)

				NVIT	NVIT	NVIT	NVIT
	NVIT	NVIT	NVIT	Multi-Manager	Multi-Manager	Multi-Manager	Multi-Manager
	Mid Cap	Money	Money	International	Small Cap	Small Cap	Small	NVIT
	Index	Market	Market	Value	Growth	Value	Company	Nationwide
	Fund	Fund	Fund II	Fund	Fund	Fund	Fund	Fund

Asset-backed securities		✓	✓

Borrowing	✓

Commodity-linked derivatives

Convertible securities				✓	✓	✓	✓	✓

Corporate and bank loans

Credit risk		✓	✓	✓

Currency risk				✓	✓	✓	✓

Depositary receipts				✓	✓	✓	✓	✓

Derivatives	✓			✓	✓	✓	✓	✓

Emerging market risk				✓	✓	✓	✓

Equity interests in foreign funds or trusts

Event risk		✓	✓	✓

Floating- and variable-rate securities		✓	✓	✓

Foreign government debt securities risk		✓	✓

Foreign custody risk		✓	✓	✓	✓	✓	✓

Foreign securities risk		✓	✓	✓	✓	✓	✓

High-yield bonds

Inflation risk		✓	✓	✓

Interest rate risk		✓	✓	✓

Liquidity risk

Mortgage-backed securities		✓	✓

Portfolio turnover					✓	✓	✓	✓

Preferred stock	✓			✓	✓	✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓	✓

Selection risk		✓	✓	✓	✓	✓	✓	✓

Small-cap and mid-cap risk	✓			✓	✓	✓	✓	✓

Stock market risk	✓			✓	✓	✓	✓	✓

Temporary Investments	✓			✓	✓	✓	✓	✓

TIPS bonds

U.S. government and agency securities		✓	✓

Warrants				✓	✓	✓	✓	✓

Zero coupon bonds

25

Appendix (cont.)

				NVIT		Van Kampen	Van Kampen
	NVIT	NVIT	NVIT	Technology	NVIT	NVIT	NVIT
	Nationwide	S&P 500	Small Cap	and	U.S. Growth	Comstock	Multi
	Leaders	Index	Index	Communications	Leaders	Value	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset-backed securities							✓

Borrowing		✓	✓

Commodity-linked

Convertible securities	✓			✓		✓	✓

Corporate and bank loans							✓

Credit risk							✓

Currency risk				✓		✓	✓

Depositary receipts				✓		✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓

Emerging market risk				✓			✓

Equity interests in foreign funds or trusts				✓

Event risk							✓

Floating- and variable-rate securities							✓

Foreign government debt securities risk							✓

Foreign custody risk				✓		✓	✓

Foreign securities risk				✓		✓	✓

High-yield bonds							✓

Inflation risk							✓

Interest rate risk							✓

Liquidity risk							✓

Mortgage-backed securities							✓

Portfolio turnover	✓			✓	✓		✓

Preferred stock	✓	✓		✓	✓	✓

REITs						✓

Repurchase agreements	✓	✓	✓	✓	✓	✓	✓

Securities lending	✓	✓	✓	✓	✓	✓	✓

Selection risk	✓			✓	✓	✓	✓

Small-cap and mid-cap risk	✓		✓	✓		✓

Stock market risk	✓	✓	✓	✓	✓	✓

Temporary Investments	✓	✓	✓	✓	✓	✓	✓

TIPS bonds							✓

U.S. government and agency securities						✓	✓

Warrants	✓			✓	✓	✓

Zero coupon bonds							✓

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

26

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-3213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.